UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175
Name of Registrant: Vanguard Tax-Managed Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2015
Item 1: Schedule of Investments

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.2%)
* Amazon.com Inc.	126,521	64,765
Walt Disney Co.	567,215	57,969
Home Depot Inc.	444,632	51,351
Comcast Corp. Class A	753,393	42,853
Wal-Mart Stores Inc.	486,850	31,567
Starbucks Corp.	533,707	30,336
McDonald's Corp.	305,458	30,097
NIKE Inc. Class B	242,563	29,828
Lowe's Cos. Inc.	356,464	24,567
Costco Wholesale Corp.	161,002	23,276
Time Warner Inc.	304,549	20,938
* Priceline Group Inc.	16,558	20,480
Twenty-First Century Fox Inc. Class A	635,861	17,156
Time Warner Cable Inc.	94,294	16,913
Ford Motor Co.	1,206,764	16,376
Yum! Brands Inc.	158,793	12,695
* O'Reilly Automotive Inc.	50,715	12,679
* eBay Inc.	500,583	12,234
* AutoZone Inc.	16,547	11,977
* Tesla Motors Inc.	41,026	10,191
Johnson Controls Inc.	244,558	10,115
Ross Stores Inc.	206,043	9,987
Target Corp.	121,980	9,595
Advance Auto Parts Inc.	50,569	9,584
TJX Cos. Inc.	133,661	9,546
Royal Caribbean Cruises Ltd.	104,526	9,312
Estee Lauder Cos. Inc. Class A	112,006	9,037
General Motors Co.	298,701	8,967
* Dollar Tree Inc.	123,414	8,227
Expedia Inc.	68,725	8,088
* Netflix Inc.	76,310	7,880
Marriott International Inc. Class A	115,272	7,862
* CarMax Inc.	130,899	7,765
Viacom Inc. Class B	170,585	7,361
* Mohawk Industries Inc.	39,995	7,271
* Liberty Interactive Corp. QVC Group Class A	274,006	7,187
Hanesbrands Inc.	231,336	6,695
Hilton Worldwide Holdings Inc.	285,949	6,560
* Sirius XM Holdings Inc.	1,741,850	6,514
Starwood Hotels & Resorts Worldwide Inc.	97,968	6,513
DR Horton Inc.	217,897	6,397
* NVR Inc.	4,039	6,160
* MGM Resorts International	324,047	5,979
* Bed Bath & Beyond Inc.	104,740	5,972
* Tempur Sealy International Inc.	83,132	5,938
BorgWarner Inc.	142,037	5,907
Goodyear Tire & Rubber Co.	199,270	5,845
Dollar General Corp.	77,907	5,644
Interpublic Group of Cos. Inc.	293,629	5,617

* WABCO Holdings Inc.	53,401	5,598
Hasbro Inc.	76,898	5,547
* Hertz Global Holdings Inc.	328,069	5,489
Lennar Corp. Class A	113,854	5,480
Darden Restaurants Inc.	76,878	5,269
Foot Locker Inc.	70,415	5,068
* Toll Brothers Inc.	145,278	4,974
PVH Corp.	48,504	4,944
* Visteon Corp.	47,836	4,843
Aaron's Inc.	133,323	4,814
CBS Corp. Class B	117,471	4,687
Brinker International Inc.	88,019	4,636
Lamar Advertising Co. Class A	85,566	4,465
* Discovery Communications Inc.	182,132	4,424
* Vista Outdoor Inc.	99,539	4,422
PulteGroup Inc.	232,719	4,391
Harley-Davidson Inc.	79,389	4,358
News Corp. Class A	341,101	4,305
* TripAdvisor Inc.	67,080	4,227
Gap Inc.	148,158	4,222
Harman International Industries Inc.	43,486	4,174
* Under Armour Inc. Class A	39,895	3,861
Las Vegas Sands Corp.	100,177	3,804
Dillard's Inc. Class A	42,341	3,700
Ralph Lauren Corp. Class A	30,719	3,630
* AutoNation Inc.	60,765	3,535
* Hyatt Hotels Corp. Class A	72,314	3,406
Omnicom Group Inc.	50,468	3,326
Gentex Corp.	213,942	3,316
CST Brands Inc.	95,593	3,218
Kohl's Corp.	68,670	3,180
* Norwegian Cruise Line Holdings Ltd.	55,107	3,158
* Liberty Ventures Class A	78,210	3,156
Scripps Networks Interactive Inc. Class A	59,322	2,918
Macy's Inc.	56,651	2,907
Carnival Corp.	56,500	2,808
John Wiley & Sons Inc. Class A	53,559	2,680
KAR Auction Services Inc.	71,765	2,548
Nordstrom Inc.	32,216	2,310
* Liberty Media Corp.	63,986	2,205
Comcast Corp. Special Class A	26,150	1,497
* Starz	36,182	1,351
* AMC Networks Inc. Class A	16,144	1,181
* Madison Square Garden Co. Class A	16,144	1,165
* Liberty Media Corp. Class A	31,993	1,143
* Liberty Broadband Corp.	20,793	1,064
* Jarden Corp.	19,332	945
GameStop Corp. Class A	20,376	840
Coach Inc.	25,832	747
Best Buy Co. Inc.	15,718	583
Outfront Media Inc.	23,350	486
Cablevision Systems Corp. Class A	14,905	484
* Liberty Broadband Corp. Class A	7,998	411
Lennar Corp. Class B	8,278	328
* Ulta Salon Cosmetics & Fragrance Inc.	1,696	277
Mattel Inc.	12,524	264
* Chipotle Mexican Grill Inc. Class A	299	215
* Charter Communications Inc. Class A	1,097	193

* Panera Bread Co. Class A	997	193
* LKQ Corp.	6,683	190
* Murphy USA Inc.	3,291	181
* Live Nation Entertainment Inc.	6,683	161
* Sally Beauty Holdings Inc.	6,383	152
* DISH Network Corp. Class A	2,593	151
* Urban Outfitters Inc.	4,588	135
* Nielsen Holdings plc	2,992	133
Fortune Brands Home & Security Inc.	2,539	120
* Cabela's Inc.	2,593	118
Staples Inc.	9,471	111
Wynn Resorts Ltd.	1,979	105
* Discovery Communications Inc. Class A	1,858	48
Nu Skin Enterprises Inc. Class A	990	41
		930,789
Consumer Staples (8.2%)
Procter & Gamble Co.	796,387	57,292
Coca-Cola Co.	1,142,799	45,849
PepsiCo Inc.	467,910	44,124
CVS Health Corp.	398,354	38,433
Philip Morris International Inc.	425,691	33,770
Mondelez International Inc. Class A	606,907	25,411
Walgreens Boots Alliance Inc.	301,508	25,055
Altria Group Inc.	445,914	24,258
Colgate-Palmolive Co.	328,393	20,840
Kroger Co.	442,239	15,952
Constellation Brands Inc. Class A	86,792	10,867
Archer-Daniels-Midland Co.	242,636	10,057
* Monster Beverage Corp.	73,208	9,893
Dr Pepper Snapple Group Inc.	109,413	8,649
Clorox Co.	71,931	8,310
Brown-Forman Corp. Class B	83,084	8,051
Tyson Foods Inc. Class A	174,127	7,505
Kraft Heinz Co.	105,916	7,476
Coca-Cola Enterprises Inc.	152,599	7,378
Church & Dwight Co. Inc.	83,967	7,045
Hershey Co.	72,410	6,653
Hormel Foods Corp.	104,924	6,643
* WhiteWave Foods Co. Class A	148,949	5,980
Molson Coors Brewing Co. Class B	71,712	5,954
McCormick & Co. Inc.	70,116	5,762
JM Smucker Co.	48,896	5,579
Bunge Ltd.	74,160	5,436
General Mills Inc.	88,567	4,971
Kimberly-Clark Corp.	45,321	4,942
Campbell Soup Co.	97,145	4,923
Ingredion Inc.	54,756	4,781
* Edgewell Personal Care Co.	45,051	3,676
Keurig Green Mountain Inc.	69,797	3,639
* Hain Celestial Group Inc.	49,171	2,537
Whole Foods Market Inc.	65,508	2,073
Mead Johnson Nutrition Co.	27,179	1,913
Energizer Holdings Inc.	45,051	1,744
Reynolds American Inc.	34,988	1,549
Kellogg Co.	22,740	1,513
Pilgrim's Pride Corp.	51,465	1,070
Sysco Corp.	17,066	665

ConAgra Foods Inc.	11,171	453
* Rite Aid Corp.	23,338	142
		498,813
Energy (6.6%)
Exxon Mobil Corp.	1,284,791	95,524
Chevron Corp.	568,046	44,807
Schlumberger Ltd.	323,387	22,304
EOG Resources Inc.	216,432	15,756
Occidental Petroleum Corp.	189,841	12,558
Halliburton Co.	352,674	12,467
Phillips 66	157,549	12,106
Anadarko Petroleum Corp.	196,295	11,854
ConocoPhillips	246,485	11,821
Valero Energy Corp.	182,002	10,938
Baker Hughes Inc.	197,762	10,292
Pioneer Natural Resources Co.	73,247	8,910
Kinder Morgan Inc.	300,514	8,318
* Cameron International Corp.	125,872	7,718
Tesoro Corp.	74,629	7,257
Noble Energy Inc.	234,779	7,086
Hess Corp.	137,676	6,892
* Concho Resources Inc.	69,121	6,795
* Cheniere Energy Inc.	134,516	6,497
Cimarex Energy Co.	63,335	6,491
Cabot Oil & Gas Corp.	271,982	5,946
EQT Corp.	91,604	5,933
National Oilwell Varco Inc.	146,157	5,503
* FMC Technologies Inc.	174,458	5,408
* Newfield Exploration Co.	155,908	5,129
Williams Cos. Inc.	128,263	4,726
Energen Corp.	92,613	4,618
Marathon Petroleum Corp.	92,294	4,276
* Gulfport Energy Corp.	138,545	4,112
Columbia Pipeline Group Inc.	219,422	4,013
* WPX Energy Inc.	587,089	3,887
World Fuel Services Corp.	106,811	3,824
SM Energy Co.	96,734	3,099
Range Resources Corp.	96,475	3,099
TerraForm Power Inc. Class A	209,600	2,981
Helmerich & Payne Inc.	57,828	2,733
* Rice Energy Inc.	160,878	2,600
* Continental Resources Inc.	78,544	2,275
* NOW Inc.	64,482	954
Patterson-UTI Energy Inc.	21,144	278
* Kosmos Energy Ltd.	45,668	255
Devon Energy Corp.	5,058	188
Marathon Oil Corp.	11,557	178
Rowan Cos. plc Class A	6,881	111
California Resources Corp.	17,177	45
		402,562
Financial Services (20.0%)
* Berkshire Hathaway Inc. Class B	611,568	79,748
Wells Fargo & Co.	1,447,201	74,314
JPMorgan Chase & Co.	1,108,211	67,568
Bank of America Corp.	3,417,223	53,240
Citigroup Inc.	1,020,366	50,620
Visa Inc. Class A	674,392	46,978

MasterCard Inc. Class A	350,450	31,583
American International Group Inc.	490,658	27,879
American Express Co.	299,713	22,218
Simon Property Group Inc.	112,524	20,673
Goldman Sachs Group Inc.	108,914	18,925
US Bancorp	400,249	16,414
American Tower Corporation	166,762	14,672
* PayPal Holdings Inc.	447,544	13,892
Charles Schwab Corp.	469,310	13,403
Prudential Financial Inc.	161,480	12,306
Public Storage	57,988	12,272
* Fiserv Inc.	133,350	11,549
State Street Corp.	164,546	11,059
Crown Castle International Corp.	138,260	10,905
Discover Financial Services	201,671	10,485
Equity Residential	137,697	10,344
Travelers Cos. Inc.	101,610	10,113
McGraw Hill Financial Inc.	116,694	10,094
Aflac Inc.	172,048	10,001
Ameriprise Financial Inc.	87,730	9,574
Boston Properties Inc.	76,135	9,014
SunTrust Banks Inc.	234,674	8,974
Intercontinental Exchange Inc.	37,471	8,805
Fidelity National Information Services Inc.	130,136	8,730
Capital One Financial Corp.	117,492	8,521
Equinix Inc.	30,176	8,250
Progressive Corp.	267,199	8,187
AvalonBay Communities Inc.	46,654	8,156
Essex Property Trust Inc.	35,754	7,988
Aon plc	87,570	7,760
General Growth Properties Inc.	297,861	7,735
Global Payments Inc.	65,246	7,486
* Markel Corp.	9,152	7,339
Morgan Stanley	230,130	7,249
Equifax Inc.	73,806	7,172
* Arch Capital Group Ltd.	95,050	6,983
Fifth Third Bancorp	367,954	6,958
Moody's Corp.	69,916	6,866
Lincoln National Corp.	143,609	6,816
* E*TRADE Financial Corp.	256,705	6,759
Loews Corp.	186,989	6,758
HCC Insurance Holdings Inc.	86,972	6,738
* CBRE Group Inc. Class A	209,440	6,702
SL Green Realty Corp.	61,958	6,701
MSCI Inc. Class A	108,778	6,468
T. Rowe Price Group Inc.	92,734	6,445
First Republic Bank	100,593	6,314
KeyCorp	484,896	6,309
Franklin Resources Inc.	165,765	6,176
Extra Space Storage Inc.	79,491	6,134
Federal Realty Investment Trust	44,803	6,113
Nasdaq Inc.	114,591	6,111
SEI Investments Co.	123,446	5,954
Total System Services Inc.	130,815	5,943
Allstate Corp.	102,032	5,942
Assurant Inc.	75,103	5,934
Torchmark Corp.	102,705	5,793
PNC Financial Services Group Inc.	64,818	5,782

StanCorp Financial Group Inc.	50,467	5,763
Jones Lang LaSalle Inc.	40,072	5,761
* Signature Bank	41,591	5,721
Weyerhaeuser Co.	208,666	5,705
M&T Bank Corp.	46,165	5,630
* Alleghany Corp.	11,928	5,584
MetLife Inc.	118,231	5,575
TD Ameritrade Holding Corp.	173,943	5,538
Host Hotels & Resorts Inc.	341,077	5,392
Principal Financial Group Inc.	113,203	5,359
Unum Group	166,363	5,337
Reinsurance Group of America Inc. Class A	58,665	5,314
WR Berkley Corp.	97,340	5,292
White Mountains Insurance Group Ltd.	6,997	5,229
CIT Group Inc.	130,193	5,212
* Affiliated Managers Group Inc.	30,470	5,210
CME Group Inc.	55,803	5,175
East West Bancorp Inc.	134,347	5,162
Zions Bancorporation	186,694	5,142
Equity LifeStyle Properties Inc.	87,632	5,133
Leucadia National Corp.	250,930	5,084
Bank of New York Mellon Corp.	124,786	4,885
TFS Financial Corp.	271,707	4,687
Taubman Centers Inc.	67,784	4,683
Douglas Emmett Inc.	159,287	4,575
* Realogy Holdings Corp.	120,879	4,549
First Horizon National Corp.	319,056	4,524
* Howard Hughes Corp.	38,797	4,452
* Forest City Enterprises Inc. Class A	220,723	4,443
Raymond James Financial Inc.	89,415	4,438
Post Properties Inc.	76,000	4,430
Popular Inc.	143,975	4,352
* CoreLogic Inc.	116,540	4,339
Apartment Investment & Management Co.	116,859	4,326
BlackRock Inc.	14,412	4,287
American Homes 4 Rent Class A	266,002	4,277
Prologis Inc.	109,238	4,249
Commerce Bancshares Inc.	91,240	4,157
Interactive Brokers Group Inc.	99,805	3,939
Plum Creek Timber Co. Inc.	97,544	3,854
Hanover Insurance Group Inc.	49,470	3,844
Alexandria Real Estate Equities Inc.	45,311	3,836
Dun & Bradstreet Corp.	36,105	3,791
Chubb Corp.	30,819	3,780
Brown & Brown Inc.	118,290	3,663
Brixmor Property Group Inc.	149,607	3,513
DDR Corp.	215,798	3,319
Broadridge Financial Solutions Inc.	58,571	3,242
* Alliance Data Systems Corp.	12,168	3,151
* SLM Corp.	425,365	3,148
Camden Property Trust	42,289	3,125
Associated Banc-Corp	170,223	3,059
Hospitality Properties Trust	118,958	3,043
Cullen/Frost Bankers Inc.	47,475	3,018
Retail Properties of America Inc.	208,809	2,942
Hartford Financial Services Group Inc.	64,016	2,931
Eaton Vance Corp.	85,976	2,873
BOK Financial Corp.	38,470	2,489

CNA Financial Corp.	69,318	2,421
Lazard Ltd. Class A	55,540	2,405
* SVB Financial Group	19,249	2,224
American Financial Group Inc.	32,116	2,213
Jack Henry & Associates Inc.	31,375	2,184
ACE Ltd.	20,847	2,156
Legg Mason Inc.	47,376	1,971
BB&T Corp.	52,861	1,882
Digital Realty Trust Inc.	28,365	1,853
Navient Corp.	122,899	1,381
* Santander Consumer USA Holdings Inc.	65,303	1,333
Northern Trust Corp.	19,000	1,295
Bank of Hawaii Corp.	20,047	1,273
FNF Group	25,361	900
Iron Mountain Inc.	28,819	894
People's United Financial Inc.	42,503	669
WP GLIMCHER Inc.	48,397	564
Invesco Ltd.	11,979	374
Western Union Co.	11,594	213
* Vantiv Inc. Class A	4,688	211
* FleetCor Technologies Inc.	1,197	165
		1,223,006
Health Care (14.1%)
Johnson & Johnson	813,961	75,983
Pfizer Inc.	1,677,881	52,702
Gilead Sciences Inc.	494,701	48,575
UnitedHealth Group Inc.	327,801	38,028
Merck & Co. Inc.	759,075	37,491
* Allergan plc	133,054	36,165
Amgen Inc.	261,269	36,139
* Celgene Corp.	278,307	30,104
Bristol-Myers Squibb Co.	505,317	29,915
* Biogen Inc.	84,605	24,689
AbbVie Inc.	409,685	22,291
* Express Scripts Holding Co.	272,679	22,076
Medtronic plc	320,390	21,447
Thermo Fisher Scientific Inc.	151,028	18,468
Eli Lilly & Co.	219,403	18,362
Abbott Laboratories	406,533	16,351
McKesson Corp.	85,547	15,829
Aetna Inc.	144,044	15,760
Anthem Inc.	111,523	15,613
Cigna Corp.	112,006	15,123
* Regeneron Pharmaceuticals Inc.	31,014	14,426
* Alexion Pharmaceuticals Inc.	85,361	13,350
Humana Inc.	69,617	12,461
Becton Dickinson and Co.	88,238	11,706
Cardinal Health Inc.	145,131	11,149
* Vertex Pharmaceuticals Inc.	103,516	10,780
Stryker Corp.	108,914	10,249
AmerisourceBergen Corp. Class A	106,321	10,099
Perrigo Co. plc	63,843	10,041
* Incyte Corp.	88,883	9,806
Zoetis Inc.	228,083	9,392
Baxalta Inc.	274,720	8,656
St. Jude Medical Inc.	131,487	8,296
* Boston Scientific Corp.	490,468	8,049

* Mylan NV	199,889	8,048
Zimmer Biomet Holdings Inc.	80,957	7,604
Universal Health Services Inc. Class B	60,242	7,519
CR Bard Inc.	39,489	7,357
* Henry Schein Inc.	53,559	7,108
* Endo International plc	96,901	6,713
Agilent Technologies Inc.	187,658	6,442
* Laboratory Corp. of America Holdings	53,769	5,832
* QIAGEN NV	209,153	5,396
PerkinElmer Inc.	109,217	5,020
Cooper Cos. Inc.	33,412	4,974
DENTSPLY International Inc.	95,549	4,832
* Health Net Inc.	77,896	4,691
Teleflex Inc.	36,903	4,584
Quest Diagnostics Inc.	72,609	4,463
Bio-Techne Corp.	46,578	4,307
Baxter International Inc.	127,007	4,172
* Bruker Corp.	209,124	3,436
Patterson Cos. Inc.	73,337	3,172
* Seattle Genetics Inc.	73,274	2,825
* HCA Holdings Inc.	35,500	2,746
* Varian Medical Systems Inc.	29,921	2,208
* Medivation Inc.	29,430	1,251
* Charles River Laboratories International Inc.	14,562	925
* DaVita HealthCare Partners Inc.	6,682	483
* Intuitive Surgical Inc.	1,027	472
* Mallinckrodt plc	6,390	409
* BioMarin Pharmaceutical Inc.	2,593	273
* Edwards Lifesciences Corp.	1,795	255
* United Therapeutics Corp.	1,895	249
* Hologic Inc.	6,084	238
* Centene Corp.	4,388	238
* VCA Inc.	4,488	236
* Illumina Inc.	1,307	230
* Quintiles Transnational Holdings Inc.	3,092	215
* MEDNAX Inc.	2,793	214
* Alnylam Pharmaceuticals Inc.	2,493	200
* Alkermes plc	3,291	193
* Brookdale Senior Living Inc.	8,378	192
* Alere Inc.	3,989	192
* Premier Inc. Class A	5,585	192
* Bio-Rad Laboratories Inc. Class A	1,396	187
* Cerner Corp.	3,092	185
* IDEXX Laboratories Inc.	2,394	178
* Sirona Dental Systems Inc.	1,895	177
* LifePoint Health Inc.	2,493	177
* athenahealth Inc.	1,297	173
* Align Technology Inc.	2,892	164
* Envision Healthcare Holdings Inc.	4,289	158
* Community Health Systems Inc.	3,491	149
* Veeva Systems Inc. Class A	6,184	145
* Jazz Pharmaceuticals plc	997	132
* Tenet Healthcare Corp.	3,291	122
		861,624
Materials & Processing (3.7%)
Precision Castparts Corp.	60,521	13,902
Ecolab Inc.	113,131	12,413

LyondellBasell Industries NV Class A	132,552	11,050
Praxair Inc.	103,229	10,515
Monsanto Co.	108,073	9,223
Sherwin-Williams Co.	40,026	8,917
Sigma-Aldrich Corp.	60,849	8,453
Dow Chemical Co.	191,437	8,117
Vulcan Materials Co.	90,180	8,044
EI du Pont de Nemours & Co.	159,880	7,706
Cytec Industries Inc.	94,552	6,983
Martin Marietta Materials Inc.	43,785	6,653
Sealed Air Corp.	138,508	6,493
CF Industries Holdings Inc.	142,925	6,417
Ball Corp.	100,000	6,220
PPG Industries Inc.	70,256	6,161
Celanese Corp. Class A	98,852	5,849
* WR Grace & Co.	58,735	5,465
* Crown Holdings Inc.	110,709	5,065
Nucor Corp.	129,260	4,854
Valspar Corp.	65,528	4,710
Fastenal Co.	125,670	4,601
Owens Corning	104,712	4,388
* Owens-Illinois Inc.	204,204	4,231
Lennox International Inc.	34,998	3,966
Airgas Inc.	43,286	3,867
Westlake Chemical Corp.	71,730	3,722
Hexcel Corp.	77,920	3,496
Scotts Miracle-Gro Co. Class A	50,965	3,100
* Platform Specialty Products Corp.	212,943	2,694
FMC Corp.	77,796	2,638
Albemarle Corp.	56,772	2,504
Reliance Steel & Aluminum Co.	46,179	2,494
Chemours Co.	373,180	2,414
Eastman Chemical Co.	35,414	2,292
Valmont Industries Inc.	23,575	2,237
Mosaic Co.	67,922	2,113
* USG Corp.	71,113	1,893
Newmont Mining Corp.	108,071	1,737
Packaging Corp. of America	26,530	1,596
International Paper Co.	35,806	1,353
Southern Copper Corp.	50,521	1,350
Royal Gold Inc.	20,632	969
Air Products & Chemicals Inc.	5,685	725
Freeport-McMoRan Inc.	38,450	373
United States Steel Corp.	14,861	155
* Armstrong World Industries Inc.	2,693	129
Allegheny Technologies Inc.	5,391	76
		224,323
Producer Durables (10.4%)
General Electric Co.	2,883,659	72,726
Boeing Co.	236,150	30,924
United Technologies Corp.	279,366	24,861
Union Pacific Corp.	261,741	23,140
3M Co.	153,796	21,804
Danaher Corp.	225,714	19,233
General Dynamics Corp.	121,082	16,703
FedEx Corp.	110,709	15,940
Delta Air Lines Inc.	350,480	15,726

United Parcel Service Inc. Class B	146,914	14,499
Honeywell International Inc.	151,914	14,385
Northrop Grumman Corp.	72,079	11,961
Southwest Airlines Co.	313,714	11,934
Illinois Tool Works Inc.	140,830	11,592
CSX Corp.	388,779	10,458
Accenture plc Class A	100,058	9,832
* United Continental Holdings Inc.	182,820	9,699
Norfolk Southern Corp.	121,331	9,270
Raytheon Co.	80,703	8,818
Cummins Inc.	75,202	8,165
Lockheed Martin Corp.	39,354	8,158
Roper Technologies Inc.	51,568	8,081
Caterpillar Inc.	115,392	7,542
PACCAR Inc.	142,536	7,436
* Verisk Analytics Inc. Class A	98,845	7,306
AMETEK Inc.	139,010	7,273
Waste Management Inc.	139,930	6,970
* Stericycle Inc.	49,678	6,921
Parker-Hannifin Corp.	67,323	6,550
Textron Inc.	170,187	6,406
Wabtec Corp.	71,412	6,288
Expeditors International of Washington Inc.	133,510	6,282
Emerson Electric Co.	142,027	6,273
* Waters Corp.	53,011	6,266
* Mettler-Toledo International Inc.	21,543	6,134
Deere & Co.	82,699	6,120
Cintas Corp.	70,581	6,052
Rockwell Collins Inc.	73,507	6,016
WW Grainger Inc.	26,929	5,790
L-3 Communications Holdings Inc.	53,859	5,629
Xerox Corp.	576,091	5,605
JB Hunt Transport Services Inc.	72,915	5,206
IDEX Corp.	71,657	5,109
Carlisle Cos. Inc.	56,352	4,924
* Quanta Services Inc.	199,757	4,836
Huntington Ingalls Industries Inc.	44,882	4,809
Toro Co.	65,927	4,650
* TransDigm Group Inc.	21,278	4,520
Robert Half International Inc.	87,271	4,465
ManpowerGroup Inc.	54,457	4,459
* AECOM	152,002	4,182
* Spirit Airlines Inc.	87,014	4,116
Landstar System Inc.	64,819	4,114
* Zebra Technologies Corp.	53,417	4,089
FLIR Systems Inc.	141,129	3,950
* HD Supply Holdings Inc.	137,090	3,923
Towers Watson & Co. Class A	33,113	3,887
Automatic Data Processing Inc.	46,977	3,775
Flowserve Corp.	87,321	3,592
Manitowoc Co. Inc.	235,738	3,536
Fluor Corp.	80,987	3,430
* Babcock & Wilcox Enterprises Inc.	178,557	3,000
Oshkosh Corp.	80,546	2,926
Terex Corp.	162,140	2,909
* Copart Inc.	88,368	2,907
Donaldson Co. Inc.	102,930	2,890
Xylem Inc.	86,872	2,854

* Spirit AeroSystems Holdings Inc. Class A	54,357	2,628
Stanley Black & Decker Inc.	26,675	2,587
MSC Industrial Direct Co. Inc. Class A	41,591	2,538
* Keysight Technologies Inc.	78,098	2,409
Orbital ATK Inc.	33,013	2,373
Graco Inc.	27,585	1,849
Allison Transmission Holdings Inc.	68,106	1,818
* Jacobs Engineering Group Inc.	46,338	1,734
Ryder System Inc.	20,877	1,546
Eaton Corp. plc	29,816	1,530
CH Robinson Worldwide Inc.	21,743	1,474
Lexmark International Inc. Class A	50,168	1,454
ITT Corp.	43,436	1,452
* SPX FLOW Inc.	37,302	1,284
AGCO Corp.	19,472	908
Republic Services Inc. Class A	19,461	802
* Genpact Ltd.	29,424	695
* Old Dominion Freight Line Inc.	9,475	578
SPX Corp.	37,302	445
KBR Inc.	26,380	439
ADT Corp.	12,617	377
BWX Technologies Inc.	11,792	311
Pentair plc	6,054	309
* CoStar Group Inc.	997	172
* IHS Inc. Class A	1,097	127
* Middleby Corp.	798	84
		635,749
Technology (16.9%)
Apple Inc.	1,816,590	200,370
Microsoft Corp.	2,355,802	104,268
* Facebook Inc. Class A	720,642	64,786
* Google Inc. Class A	96,188	61,404
* Google Inc. Class C	98,157	59,721
International Business Machines Corp.	300,070	43,501
Oracle Corp.	1,058,056	38,217
Intel Corp.	1,262,769	38,060
Cisco Systems Inc.	1,391,566	36,529
QUALCOMM Inc.	471,382	25,327
Texas Instruments Inc.	388,779	19,252
EMC Corp.	729,983	17,636
* salesforce.com inc	252,628	17,540
* Adobe Systems Inc.	199,377	16,393
* Cognizant Technology Solutions Corp. Class A	249,738	15,636
Broadcom Corp. Class A	255,080	13,119
Intuit Inc.	126,328	11,212
* Yahoo! Inc.	382,516	11,059
Hewlett-Packard Co.	364,666	9,339
Activision Blizzard Inc.	292,233	9,027
NVIDIA Corp.	343,642	8,471
Altera Corp.	164,503	8,238
Corning Inc.	476,948	8,165
Amphenol Corp. Class A	159,182	8,112
Western Digital Corp.	98,142	7,796
Juniper Networks Inc.	288,671	7,422
* SBA Communications Corp. Class A	70,817	7,417
* Citrix Systems Inc.	103,385	7,163
Symantec Corp.	362,699	7,062

Analog Devices Inc.	117,857	6,648
Lam Research Corp.	96,691	6,317
Amdocs Ltd.	104,726	5,957
CDK Global Inc.	120,885	5,776
* Autodesk Inc.	129,049	5,696
* Cadence Design Systems Inc.	270,549	5,595
Brocade Communications Systems Inc.	531,505	5,517
NetApp Inc.	181,187	5,363
Skyworks Solutions Inc.	63,020	5,307
* Synopsys Inc.	112,893	5,213
Linear Technology Corp.	123,875	4,998
* Arrow Electronics Inc.	89,465	4,946
Applied Materials Inc.	334,722	4,917
Computer Sciences Corp.	78,693	4,830
Avnet Inc.	108,316	4,623
Avago Technologies Ltd. Class A	36,508	4,564
KLA-Tencor Corp.	90,363	4,518
DST Systems Inc.	42,688	4,488
* VeriFone Systems Inc.	144,772	4,015
Atmel Corp.	488,769	3,944
Teradyne Inc.	214,981	3,872
* ON Semiconductor Corp.	399,850	3,759
Ingram Micro Inc.	124,672	3,396
* Teradata Corp.	111,573	3,231
* FireEye Inc.	97,544	3,104
CA Inc.	112,969	3,084
Xilinx Inc.	71,149	3,017
* Micron Technology Inc.	178,830	2,679
Motorola Solutions Inc.	36,113	2,469
* Zynga Inc. Class A	1,063,507	2,425
* NCR Corp.	99,313	2,259
IAC/InterActiveCorp	24,451	1,596
Microchip Technology Inc.	31,318	1,350
* Groupon Inc. Class A	313,628	1,022
Harris Corp.	13,192	965
* VeriSign Inc.	10,278	725
Solera Holdings Inc.	10,373	560
Dolby Laboratories Inc. Class A	15,176	495
* Palo Alto Networks Inc.	1,995	343
* Electronic Arts Inc.	4,887	331
* Fortinet Inc.	7,281	309
* Lumentum Holdings Inc.	15,873	269
* Freescale Semiconductor Ltd.	6,682	244
* Red Hat Inc.	3,192	229
Sabre Corp.	8,079	220
* ANSYS Inc.	2,294	202
* ServiceNow Inc.	2,892	201
* Tableau Software Inc. Class A	2,493	199
* CommScope Holding Co. Inc.	6,483	195
* IMS Health Holdings Inc.	6,682	194
* Gartner Inc.	2,294	193
* LinkedIn Corp. Class A	997	190
* Akamai Technologies Inc.	2,693	186
* Splunk Inc.	3,291	182
* SolarWinds Inc.	4,488	176
* NetSuite Inc.	2,094	176
* IPG Photonics Corp.	2,294	174
* F5 Networks Inc.	1,396	162

* VMware Inc. Class A	1,895	149
* PTC Inc.	4,688	149
* Workday Inc. Class A	1,995	137
* EchoStar Corp. Class A	2,893	124
* ARRIS Group Inc.	4,688	122
* Rackspace Hosting Inc.	4,389	108
* Viavi Solutions Inc.	12,866	69
		1,030,715
Utilities (4.9%)
AT&T Inc.	1,689,780	55,053
Verizon Communications Inc.	1,083,281	47,134
NextEra Energy Inc.	171,966	16,775
Dominion Resources Inc.	217,053	15,276
PG&E Corp.	215,322	11,369
Sempra Energy	106,756	10,325
WEC Energy Group Inc.	197,715	10,325
Edison International	156,953	9,899
Eversource Energy	172,324	8,723
Duke Energy Corp.	111,437	8,017
* T-Mobile US Inc.	185,031	7,366
* Level 3 Communications Inc.	163,042	7,123
CMS Energy Corp.	190,309	6,722
American Water Works Co. Inc.	116,961	6,442
Southern Co.	124,573	5,568
UGI Corp.	148,170	5,159
AES Corp.	501,817	4,913
ITC Holdings Corp.	145,796	4,861
Aqua America Inc.	183,347	4,853
Atmos Energy Corp.	81,774	4,758
SCANA Corp.	80,289	4,517
DTE Energy Co.	56,072	4,507
National Fuel Gas Co.	85,708	4,284
CenterPoint Energy Inc.	228,227	4,117
Telephone & Data Systems Inc.	156,843	3,915
NRG Energy Inc.	252,642	3,752
American Electric Power Co. Inc.	60,441	3,437
* Sprint Corp.	890,919	3,421
* United States Cellular Corp.	93,934	3,328
NiSource Inc.	171,448	3,180
Consolidated Edison Inc.	43,984	2,940
* Calpine Corp.	200,126	2,922
Exelon Corp.	78,992	2,346
Questar Corp.	115,459	2,241
CenturyLink Inc.	56,216	1,412
Entergy Corp.	20,347	1,325
Alliant Energy Corp.	7,700	450
FirstEnergy Corp.	2,955	93
Frontier Communications Corp.	5	—
		302,848
Total Common Stocks (Cost $3,306,190)		6,110,429

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost
$3,938)	0.189%	3,938,172	3,938
Total Investments (100.1%) (Cost $3,310,128)			6,114,367
Other Assets and Liabilities-Net (-0.1%)			(3,186)
Net Assets (100%)			6,111,181

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At September 30, 2015, the cost of investment securities for tax purposes was $3,310,135,000. Net unrealized appreciation of investment securities for tax purposes was $2,804,232,000 consisting of unrealized gains of $2,854,061,000 on securities that had risen in value since their purchase and $49,829,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (46.8%)
Consumer Discretionary (7.1%)
*	Amazon.com Inc.	21,282	10,894
	Walt Disney Co.	95,366	9,746
	Home Depot Inc.	69,699	8,050
	Comcast Corp. Class A	120,245	6,840
	Wal-Mart Stores Inc.	85,449	5,541
	Starbucks Corp.	85,626	4,867
	NIKE Inc. Class B	38,894	4,783
	Costco Wholesale Corp.	27,117	3,920
	Lowe's Cos. Inc.	55,715	3,840
*	Priceline Group Inc.	3,058	3,782
	McDonald's Corp.	34,974	3,446
	Time Warner Inc.	47,196	3,245
	Twenty-First Century Fox Inc. Class A	112,951	3,047
	TJX Cos. Inc.	41,786	2,984
	Time Warner Cable Inc.	13,943	2,501
*	Netflix Inc.	20,659	2,133
	Johnson Controls Inc.	47,900	1,981
	Ford Motor Co.	142,400	1,932
*	O'Reilly Automotive Inc.	7,512	1,878
*	eBay Inc.	71,044	1,736
	Target Corp.	22,045	1,734
*	AutoZone Inc.	2,341	1,694
	Dollar General Corp.	22,000	1,594
	Ross Stores Inc.	32,208	1,561
	Yum! Brands Inc.	19,005	1,519
	CBS Corp. Class B	37,013	1,477
	Estee Lauder Cos. Inc. Class A	17,818	1,438
	Royal Caribbean Cruises Ltd.	15,347	1,367
	Advance Auto Parts Inc.	7,064	1,339
	General Motors Co.	43,400	1,303
	Macy's Inc.	25,294	1,298
*	Dollar Tree Inc.	19,236	1,282
	Marriott International Inc.Class A	18,383	1,254
	Expedia Inc.	10,391	1,223
*	DISH Network Corp. Class A	20,505	1,196
	Signet Jewelers Ltd.	8,400	1,143
	Harley-Davidson Inc.	20,790	1,141
*	Liberty Interactive Corp. QVC Group Class A	42,838	1,124
*	Chipotle Mexican Grill Inc. Class A	1,540	1,109
	Tractor Supply Co.	12,914	1,089
*	Tesla Motors Inc.	4,340	1,078
	Newell Rubbermaid Inc.	27,118	1,077
	DR Horton Inc.	36,122	1,061
	Hilton Worldwide Holdings Inc.	46,050	1,056
	Hanesbrands Inc.	36,400	1,053
	Lear Corp.	9,400	1,023
	BorgWarner Inc.	24,252	1,009
*	Jarden Corp.	20,407	997
	Carnival Corp.	19,950	992

* Sirius XM Holdings Inc.	260,600	975
Starwood Hotels & Resorts Worldwide Inc.	14,307	951
Fortune Brands Home & Security Inc.	19,825	941
* Bed Bath & Beyond Inc.	16,400	935
PVH Corp.	9,083	926
Lennar Corp. Class A	19,123	920
Polaris Industries Inc.	7,200	863
* MGM Resorts International	45,813	845
Wyndham Worldwide Corp.	11,500	827
Domino's Pizza Inc.	7,600	820
* NVR Inc.	530	808
* Visteon Corp.	7,900	800
Service Corp. International	29,400	797
Harman International Industries Inc.	8,207	788
* Toll Brothers Inc.	22,800	781
Gentex Corp.	49,370	765
* WABCO Holdings Inc.	7,296	765
Lamar Advertising Co. Class A	14,400	751
Dunkin' Brands Group Inc.	15,292	749
* Mohawk Industries Inc.	4,000	727
Scripps Networks Interactive Inc. Class A	14,568	717
Coach Inc.	24,420	706
Aaron's Inc.	19,111	690
* Starz	17,904	669
Thor Industries Inc.	12,200	632
CST Brands Inc.	17,866	601
Gap Inc.	20,985	598
Brinker International Inc.	10,837	571
Dillard's Inc. Class A	6,413	560
* Fossil Group Inc.	10,000	559
Kohl's Corp.	11,385	527
Wendy's Co.	57,670	499
* Avis Budget Group Inc.	11,400	498
John Wiley & Sons Inc. Class A	9,618	481
* Vista Outdoor Inc.	10,772	479
Ralph Lauren Corp. Class A	3,973	469
* Liberty Media Corp.	13,608	469
News Corp. Class A	36,737	464
* Liberty Media Corp. Class A	11,947	427
* TripAdvisor Inc.	6,391	403
Comcast Corp. Special Class A	6,476	371
* Liberty Ventures Class A	9,144	369
* Discovery Communications Inc.	13,841	336
Omnicom Group Inc.	4,800	316
Viacom Inc. Class B	7,227	312
* Panera Bread Co. Class A	1,500	290
* Liberty Broadband Corp.	4,681	240
* GoPro Inc. Class A	6,800	212
Las Vegas Sands Corp.	5,400	205
* Discovery Communications Inc. Class A	6,841	178
* Norwegian Cruise Line Holdings Ltd.	2,800	160
* Liberty Broadband Corp. Class A	2,986	154
* Under Armour Inc. Class A	1,400	135
Outfront Media Inc.	6,329	132
* Murphy USA Inc.	2,175	120
* Charter Communications Inc. Class A	600	106
* AMC Networks Inc. Class A	1,073	79
* LKQ Corp.	1,900	54

* Ulta Salon Cosmetics & Fragrance Inc.	300	49
* Tempur Sealy International Inc.	600	43
* Madison Square Garden Co. Class A	500	36
* CarMax Inc.	600	36
* Live Nation Entertainment Inc.	1,300	31
* AutoNation Inc.	500	29
* Sally Beauty Holdings Inc.	1,200	28
Lennar Corp. Class B	680	27
* Hertz Global Holdings Inc.	1,500	25
* HomeAway Inc.	900	24
* Hyatt Hotels Corp. Class A	500	24
* Urban Outfitters Inc.	800	24
* Cabela's Inc.	500	23
* Sears Holdings Corp.	900	20
* Pandora Media Inc.	900	19
H&R Block Inc.	500	18
Cablevision Systems Corp. Class A	394	13
		155,368
Consumer Staples (3.8%)
Procter & Gamble Co.	130,049	9,356
Coca-Cola Co.	185,664	7,449
PepsiCo Inc.	77,790	7,336
CVS Health Corp.	63,392	6,116
Philip Morris International Inc.	77,094	6,116
Altria Group Inc.	80,980	4,405
Walgreens Boots Alliance Inc.	50,778	4,220
Mondelez International Inc. Class A	97,037	4,063
Colgate-Palmolive Co.	56,370	3,577
Kroger Co.	65,000	2,344
Kraft Heinz Co.	25,859	1,825
Archer-Daniels-Midland Co.	42,173	1,748
Constellation Brands Inc. Class A	12,687	1,588
* Monster Beverage Corp.	10,838	1,465
Dr Pepper Snapple Group Inc.	16,632	1,315
Hershey Co.	13,200	1,213
Tyson Foods Inc. Class A	27,310	1,177
Molson Coors Brewing Co. Class B	14,000	1,162
Clorox Co.	10,000	1,155
Brown-Forman Corp. Class B	11,888	1,152
Coca-Cola Enterprises Inc.	23,586	1,140
Church & Dwight Co. Inc.	13,255	1,112
JM Smucker Co.	9,651	1,101
McCormick & Co. Inc.	13,347	1,097
Mead Johnson Nutrition Co.	15,413	1,085
Reynolds American Inc.	23,400	1,036
Hormel Foods Corp.	15,892	1,006
Bunge Ltd.	13,530	992
Ingredion Inc.	10,086	881
* WhiteWave Foods Co. Class A	20,066	806
* Herbalife Ltd.	14,627	797
* Edgewell Personal Care Co.	9,665	789
Kimberly-Clark Corp.	6,972	760
* Hain Celestial Group Inc.	13,600	702
Keurig Green Mountain Inc.	8,829	460
Whole Foods Market Inc.	12,800	405
General Mills Inc.	5,114	287
Energizer Holdings Inc.	6,965	270

* Sprouts Farmers Market Inc.	6,800	143
		83,651
Energy (3.1%)
Exxon Mobil Corp.	208,915	15,533
Chevron Corp.	80,132	6,321
Schlumberger Ltd.	58,267	4,019
EOG Resources Inc.	33,756	2,457
Phillips 66	26,406	2,029
Halliburton Co.	54,425	1,924
Anadarko Petroleum Corp.	31,490	1,902
ConocoPhillips	36,692	1,760
Baker Hughes Inc.	33,150	1,725
Marathon Petroleum Corp.	33,682	1,560
Occidental Petroleum Corp.	20,404	1,350
Kinder Morgan Inc.	48,183	1,334
* Cameron International Corp.	20,752	1,272
Pioneer Natural Resources Co.	10,069	1,225
* Concho Resources Inc.	11,900	1,170
Hess Corp.	23,204	1,162
Apache Corp.	27,914	1,093
Cimarex Energy Co.	10,176	1,043
Valero Energy Corp.	17,200	1,034
EQT Corp.	15,497	1,004
Cabot Oil & Gas Corp.	45,704	999
* Cheniere Energy Inc.	20,000	966
Noble Energy Inc.	31,198	942
Devon Energy Corp.	24,854	922
Williams Cos. Inc.	23,520	867
* Newfield Exploration Co.	25,227	830
* FMC Technologies Inc.	25,786	799
Energen Corp.	15,330	764
* Continental Resources Inc.	24,028	696
World Fuel Services Corp.	18,200	652
Range Resources Corp.	20,046	644
HollyFrontier Corp.	12,492	610
* Southwestern Energy Co.	44,000	558
* Gulfport Energy Corp.	18,700	555
* Rice Energy Inc.	32,900	532
QEP Resources Inc.	40,598	509
Nabors Industries Ltd.	52,990	501
Rowan Cos. plc Class A	30,883	499
SM Energy Co.	15,472	496
* Antero Resources Corp.	22,800	482
ONEOK Inc.	13,384	431
Superior Energy Services Inc.	33,921	428
Patterson-UTI Energy Inc.	30,402	399
California Resources Corp.	145,861	379
* WPX Energy Inc.	57,000	377
Helmerich & Payne Inc.	7,915	374
Tesoro Corp.	3,800	369
National Oilwell Varco Inc.	7,929	298
Murphy Oil Corp.	6,700	162
* First Solar Inc.	1,400	60
* SunPower Corp. Class A	800	16
* NOW Inc.	882	13
Restaurant Brands International LP	189	7

Marathon Oil Corp.	282	4
		68,057
Financial Services (9.3%)
* Berkshire Hathaway Inc. Class B	101,277	13,207
Wells Fargo & Co.	217,759	11,182
JPMorgan Chase & Co.	172,101	10,493
Citigroup Inc.	171,543	8,510
Bank of America Corp.	523,917	8,163
Visa Inc. Class A	109,696	7,641
MasterCard Inc. Class A	58,000	5,227
American International Group Inc.	78,700	4,472
Goldman Sachs Group Inc.	25,335	4,402
Simon Property Group Inc.	18,928	3,477
American Express Co.	42,659	3,162
Morgan Stanley	95,760	3,016
American Tower Corporation	28,473	2,505
Charles Schwab Corp.	78,505	2,242
* PayPal Holdings Inc.	71,044	2,205
US Bancorp	51,700	2,120
Capital One Financial Corp.	28,392	2,059
PNC Financial Services Group Inc.	22,900	2,043
Public Storage	8,972	1,899
Equity Residential	24,950	1,874
Aon plc	19,700	1,746
AvalonBay Communities Inc.	9,600	1,678
Chubb Corp.	13,600	1,668
Allstate Corp.	28,400	1,654
* Fiserv Inc.	18,742	1,623
Hartford Financial Services Group Inc.	33,900	1,552
Crown Castle International Corp.	19,667	1,551
Boston Properties Inc.	12,781	1,513
SunTrust Banks Inc.	38,929	1,489
Vornado Realty Trust	16,000	1,447
Fidelity National Information Services Inc.	21,281	1,428
Moody's Corp.	14,200	1,394
Progressive Corp.	44,997	1,379
Bank of New York Mellon Corp.	34,932	1,368
Equinix Inc.	4,942	1,351
General Growth Properties Inc.	51,800	1,345
Essex Property Trust Inc.	5,973	1,335
Discover Financial Services	24,229	1,260
Intercontinental Exchange Inc.	5,321	1,250
* Alliance Data Systems Corp.	4,587	1,188
Ameriprise Financial Inc.	10,680	1,166
Loews Corp.	31,316	1,132
Equifax Inc.	11,558	1,123
SL Green Realty Corp.	10,359	1,120
KeyCorp	84,218	1,096
Lincoln National Corp.	22,830	1,084
Travelers Cos. Inc.	10,589	1,054
* Arch Capital Group Ltd.	14,250	1,047
First Republic Bank	16,400	1,029
* CBRE Group Inc. Class A	31,473	1,007
Federal Realty Investment Trust	7,319	999
Prologis Inc.	25,200	980
Global Payments Inc.	8,514	977
T. Rowe Price Group Inc.	14,000	973

Extra Space Storage Inc.	12,500	965
Voya Financial Inc.	24,800	962
Franklin Resources Inc.	25,275	942
Total System Services Inc.	20,700	940
HCC Insurance Holdings Inc.	12,064	935
Weyerhaeuser Co.	34,166	934
* Markel Corp.	1,151	923
MetLife Inc.	19,440	917
Comerica Inc.	22,000	904
Torchmark Corp.	16,022	904
* E*TRADE Financial Corp.	34,200	900
* Signature Bank	6,400	880
State Street Corp.	13,069	878
Huntington Bancshares Inc.	82,700	877
SEI Investments Co.	18,047	870
Assurant Inc.	11,000	869
CIT Group Inc.	21,600	865
Jones Lang LaSalle Inc.	6,012	864
White Mountains Insurance Group Ltd.	1,138	850
Nasdaq Inc.	15,873	847
MSCI Inc. Class A	14,134	840
CBOE Holdings Inc.	12,400	832
Unum Group	25,927	832
StanCorp Financial Group Inc.	7,200	822
Equity LifeStyle Properties Inc.	14,000	820
WR Berkley Corp.	15,043	818
Zions Bancorporation	29,651	817
Regions Financial Corp.	90,215	813
Reinsurance Group of America Inc. Class A	8,970	813
* Alleghany Corp.	1,729	809
East West Bancorp Inc.	20,969	806
TD Ameritrade Holding Corp.	25,261	804
Everest Re Group Ltd.	4,600	797
RenaissanceRe Holdings Ltd.	7,498	797
FactSet Research Systems Inc.	4,799	767
City National Corp.	8,600	757
* Synchrony Financial	24,044	753
Commerce Bancshares Inc.	16,488	751
* SVB Financial Group	6,500	751
Host Hotels & Resorts Inc.	46,699	738
* Forest City Enterprises Inc. Class A	36,413	733
Synovus Financial Corp.	24,642	729
Fifth Third Bancorp	38,275	724
Douglas Emmett Inc.	25,134	722
* Affiliated Managers Group Inc.	4,184	715
Taubman Centers Inc.	10,300	712
First Horizon National Corp.	49,640	704
American Homes 4 Rent Class A	43,600	701
* Realogy Holdings Corp.	18,600	700
Post Properties Inc.	12,000	699
Brown & Brown Inc.	22,461	696
Apartment Investment & Management Co.	18,776	695
Associated Banc-Corp	37,727	678
Assured Guaranty Ltd.	26,594	665
Popular Inc.	21,800	659
Interactive Brokers Group Inc.	16,200	639
TCF Financial Corp.	42,000	637
TFS Financial Corp.	36,600	631

Leucadia National Corp.	30,733	623
Morningstar Inc.	7,728	620
BlackRock Inc.	2,012	599
Legg Mason Inc.	14,354	597
Hanover Insurance Group Inc.	7,614	592
Dun & Bradstreet Corp.	5,600	588
Tanger Factory Outlet Centers Inc.	17,300	570
Raymond James Financial Inc.	11,434	567
* Howard Hughes Corp.	4,900	562
Lazard Ltd. Class A	12,825	555
McGraw Hill Financial Inc.	6,100	528
Aflac Inc.	8,800	512
Allied World Assurance Co. Holdings AG	13,344	509
DDR Corp.	29,107	448
Brixmor Property Group Inc.	19,000	446
Prudential Financial Inc.	5,512	420
LPL Financial Holdings Inc.	10,200	406
WP GLIMCHER Inc.	34,741	405
Ventas Inc.	6,500	364
* Ally Financial Inc.	15,700	320
* Equity Commonwealth	11,600	316
ACE Ltd.	3,000	310
CNA Financial Corp.	8,693	304
Retail Properties of America Inc.	19,700	278
Care Capital Properties Inc.	8,325	274
HCP Inc.	7,300	272
CME Group Inc.	2,895	268
BOK Financial Corp.	4,040	261
ProAssurance Corp.	5,000	245
BB&T Corp.	5,800	206
Annaly Capital Management Inc.	19,500	192
* Santander Consumer USA Holdings Inc.	9,400	192
* FleetCor Technologies Inc.	1,200	165
Welltower Inc.	2,300	156
Marsh & McLennan Cos. Inc.	2,900	151
FNF Group	3,247	115
Hospitality Properties Trust	3,122	80
* Genworth Financial Inc. Class A	10,500	49
* Vantiv Inc. Class A	900	40
* CoreLogic Inc.	1,000	37
Gaming and Leisure Properties Inc.	900	27
Navient Corp.	2,200	25
Cullen/Frost Bankers Inc.	200	13
* Zillow Group Inc.	400	11
Macerich Co.	100	8
People's United Financial Inc.	400	6
* Zillow Group Inc. Class A	200	6
		204,545
Health Care (6.6%)
Johnson & Johnson	137,744	12,858
Pfizer Inc.	292,187	9,178
Gilead Sciences Inc.	82,902	8,140
UnitedHealth Group Inc.	53,313	6,185
* Allergan plc	22,603	6,144
Merck & Co. Inc.	122,421	6,046
Amgen Inc.	41,555	5,748
Medtronic plc	81,610	5,463

Bristol-Myers Squibb Co.	86,260	5,107
* Celgene Corp.	46,424	5,022
AbbVie Inc.	72,499	3,945
* Biogen Inc.	13,111	3,826
* Express Scripts Holding Co.	44,249	3,582
Eli Lilly & Co.	40,400	3,381
Thermo Fisher Scientific Inc.	25,167	3,077
McKesson Corp.	14,436	2,671
Aetna Inc.	22,455	2,457
* Regeneron Pharmaceuticals Inc.	5,160	2,400
Cigna Corp.	17,162	2,317
* Alexion Pharmaceuticals Inc.	14,686	2,297
Anthem Inc.	16,126	2,258
Abbott Laboratories	54,800	2,204
Stryker Corp.	22,549	2,122
Humana Inc.	10,600	1,897
* HCA Holdings Inc.	22,744	1,760
* Vertex Pharmaceuticals Inc.	16,400	1,708
* Illumina Inc.	9,650	1,697
Perrigo Co. plc	10,700	1,683
AmerisourceBergen Corp. Class A	16,306	1,549
Zoetis Inc.	36,380	1,498
* Boston Scientific Corp.	90,800	1,490
St. Jude Medical Inc.	22,035	1,390
Zimmer Biomet Holdings Inc.	13,970	1,312
* Mylan NV	32,056	1,291
CR Bard Inc.	6,765	1,260
Universal Health Services Inc. Class B	8,717	1,088
* Endo International plc	15,469	1,072
Agilent Technologies Inc.	29,807	1,023
Cardinal Health Inc.	13,245	1,018
* BioMarin Pharmaceutical Inc.	9,600	1,011
* DaVita HealthCare Partners Inc.	13,800	998
* Cerner Corp.	14,610	876
DENTSPLY International Inc.	17,283	874
Cooper Cos. Inc.	5,684	846
* QIAGEN NV	32,000	826
* Laboratory Corp. of America Holdings	7,471	810
* Intuitive Surgical Inc.	1,690	777
PerkinElmer Inc.	16,300	749
* Quintiles Transnational Holdings Inc.	10,600	737
Becton Dickinson and Co.	5,558	737
Hill-Rom Holdings Inc.	13,022	677
Bio-Techne Corp.	7,000	647
* Mallinckrodt plc	10,075	644
Patterson Cos. Inc.	13,300	575
Baxalta Inc.	16,900	533
Quest Diagnostics Inc.	8,019	493
* Varian Medical Systems Inc.	6,100	450
* Intrexon Corp.	13,700	436
* Tenet Healthcare Corp.	10,925	403
* Charles River Laboratories International Inc.	5,500	349
Baxter International Inc.	9,200	302
* Edwards Lifesciences Corp.	1,319	188
* Alkermes plc	2,300	135
* Intercept Pharmaceuticals Inc.	450	75
* Incyte Corp.	500	55
* Hologic Inc.	1,200	47

* Centene Corp.	800	43
* Health Net Inc.	700	42
* VCA Inc.	800	42
* Jazz Pharmaceuticals plc	300	40
* United Therapeutics Corp.	300	39
* Alere Inc.	800	39
* MEDNAX Inc.	500	38
* Sirona Dental Systems Inc.	400	37
* Align Technology Inc.	600	34
* Alnylam Pharmaceuticals Inc.	400	32
* Premier Inc. Class A	900	31
* Veeva Systems Inc. Class A	1,300	30
* IDEXX Laboratories Inc.	400	30
* Envision Healthcare Holdings Inc.	800	29
* LifePoint Health Inc.	400	28
* athenahealth Inc.	200	27
* Henry Schein Inc.	200	27
* Community Health Systems Inc.	600	26
* Medivation Inc.	600	26
* Allscripts Healthcare Solutions Inc.	1,900	24
* Seattle Genetics Inc.	600	23
* Brookdale Senior Living Inc.	800	18
		145,119
Materials & Processing (1.7%)
Monsanto Co.	26,908	2,296
Precision Castparts Corp.	9,852	2,263
Ecolab Inc.	17,900	1,964
Sherwin-Williams Co.	6,460	1,439
Sigma-Aldrich Corp.	10,180	1,414
PPG Industries Inc.	15,100	1,324
Praxair Inc.	12,852	1,309
Dow Chemical Co.	29,200	1,238
EI du Pont de Nemours & Co.	24,728	1,192
Vulcan Materials Co.	13,034	1,163
LyondellBasell Industries NV Class A	13,538	1,129
Ingersoll-Rand plc	20,400	1,036
Martin Marietta Materials Inc.	6,786	1,031
Sealed Air Corp.	21,500	1,008
Ball Corp.	15,418	959
Celanese Corp. Class A	16,040	949
CF Industries Holdings Inc.	19,560	878
* WR Grace & Co.	9,200	856
Cytec Industries Inc.	11,266	832
* Crown Holdings Inc.	18,041	825
Lennox International Inc.	6,900	782
Valspar Corp.	10,800	776
Hexcel Corp.	16,500	740
* Owens-Illinois Inc.	34,300	711
Airgas Inc.	7,619	681
Eagle Materials Inc.	9,800	670
Southern Copper Corp.	24,900	665
NewMarket Corp.	1,820	650
Ashland Inc.	6,198	624
Westlake Chemical Corp.	11,800	612
Valmont Industries Inc.	6,311	599
Silgan Holdings Inc.	10,642	554
* Armstrong World Industries Inc.	10,403	497

Owens Corning	11,700	490
FMC Corp.	14,398	488
Albemarle Corp.	10,400	459
Royal Gold Inc.	9,200	432
Reliance Steel & Aluminum Co.	7,600	410
Freeport-McMoRan Inc.	39,694	385
Tahoe Resources Inc.	43,199	334
Scotts Miracle-Gro Co. Class A	5,042	307
Nucor Corp.	7,400	278
International Paper Co.	4,943	187
Mosaic Co.	5,600	174
Fastenal Co.	4,725	173
Eastman Chemical Co.	2,640	171
Air Products & Chemicals Inc.	1,200	153
* USG Corp.	5,000	133
Chemours Co.	4,945	32
Newmont Mining Corp.	966	16
		38,288
Producer Durables (4.9%)
General Electric Co.	472,809	11,924
Union Pacific Corp.	43,852	3,877
Boeing Co.	25,020	3,276
Danaher Corp.	37,851	3,225
Honeywell International Inc.	34,000	3,219
3M Co.	22,600	3,204
United Technologies Corp.	32,076	2,854
FedEx Corp.	18,576	2,675
Delta Air Lines Inc.	54,700	2,454
Accenture plc Class A	23,200	2,280
United Parcel Service Inc. Class B	21,500	2,122
Southwest Airlines Co.	49,357	1,878
Automatic Data Processing Inc.	22,574	1,814
CSX Corp.	65,000	1,748
* United Continental Holdings Inc.	29,600	1,570
Lockheed Martin Corp.	6,743	1,398
Roper Technologies Inc.	8,710	1,365
General Dynamics Corp.	9,191	1,268
AMETEK Inc.	22,900	1,198
* Verisk Analytics Inc. Class A	15,700	1,160
Raytheon Co.	10,049	1,098
Textron Inc.	28,411	1,069
* TransDigm Group Inc.	5,010	1,064
Cummins Inc.	9,721	1,056
Kansas City Southern	11,600	1,054
CH Robinson Worldwide Inc.	15,511	1,051
Expeditors International of Washington Inc.	21,466	1,010
* Stericycle Inc.	7,154	997
Rockwell Collins Inc.	12,100	990
* Waters Corp.	8,218	971
Cintas Corp.	11,250	965
Towers Watson & Co. Class A	8,200	963
Wabtec Corp.	10,906	960
Xerox Corp.	94,355	918
Caterpillar Inc.	13,500	882
* Spirit AeroSystems Holdings Inc. Class A	18,000	870
Xylem Inc.	26,439	869
* Mettler-Toledo International Inc.	3,020	860

Waste Connections Inc.	17,700	860
JB Hunt Transport Services Inc.	12,010	858
WW Grainger Inc.	3,982	856
IDEX Corp.	11,729	836
Flowserve Corp.	19,513	803
Allegion plc	13,833	798
* Quanta Services Inc.	32,695	792
AO Smith Corp.	12,100	789
Carlisle Cos. Inc.	9,000	786
American Airlines Group Inc.	20,200	784
Huntington Ingalls Industries Inc.	7,269	779
Toro Co.	10,518	742
Robert Half International Inc.	14,500	742
* Jacobs Engineering Group Inc.	19,595	733
Orbital ATK Inc.	10,186	732
FLIR Systems Inc.	25,500	714
AGCO Corp.	15,237	711
Nordson Corp.	11,250	708
Chicago Bridge & Iron Co. NV	17,788	705
Fluor Corp.	16,458	697
Ryder System Inc.	9,400	696
Air Lease Corp. Class A	22,500	696
BWX Technologies Inc.	26,319	694
* AECOM	24,734	680
Republic Services Inc. Class A	16,510	680
Landstar System Inc.	10,385	659
B/E Aerospace Inc.	14,911	655
ITT Corp.	19,569	654
Trinity Industries Inc.	28,700	651
Oshkosh Corp.	17,747	645
KBR Inc.	38,382	639
* HD Supply Holdings Inc.	21,300	610
ADT Corp.	20,000	598
Triumph Group Inc.	14,100	593
Manitowoc Co. Inc.	39,300	589
Regal Beloit Corp.	10,400	587
Lincoln Electric Holdings Inc.	10,723	562
* Keysight Technologies Inc.	17,803	549
Emerson Electric Co.	11,700	517
* United Rentals Inc.	8,600	516
Pentair plc	10,087	515
* Babcock & Wilcox Enterprises Inc.	30,559	513
Stanley Black & Decker Inc.	4,927	478
ManpowerGroup Inc.	5,650	463
* WESCO International Inc.	9,919	461
Deere & Co.	5,600	414
National Instruments Corp.	14,511	403
Donaldson Co. Inc.	13,286	373
L-3 Communications Holdings Inc.	3,289	344
MSC Industrial Direct Co. Inc. Class A	5,300	323
Paychex Inc.	6,600	314
Illinois Tool Works Inc.	3,700	305
Covanta Holding Corp.	14,400	251
Northrop Grumman Corp.	1,300	216
Norfolk Southern Corp.	2,700	206
Eaton Corp. plc	3,900	200
* SPX FLOW Inc.	5,597	193
Lexmark International Inc. Class A	5,300	154

Copa Holdings SA Class A	3,638	153
* Middleby Corp.	1,000	105
Kennametal Inc.	3,000	75
SPX Corp.	5,597	67
* Genpact Ltd.	1,700	40
* IHS Inc. Class A	300	35
* CoStar Group Inc.	200	35
* Zebra Technologies Corp.	400	31
* Old Dominion Freight Line Inc.	500	31
* Spirit Airlines Inc.	600	28
* Kirby Corp.	400	25
* Genesee & Wyoming Inc. Class A	300	18
		106,820
Technology (7.9%)
Apple Inc.	299,115	32,992
Microsoft Corp.	406,856	18,007
* Facebook Inc. Class A	120,700	10,851
* Google Inc. Class A	15,712	10,030
* Google Inc. Class C	16,482	10,028
Oracle Corp.	179,190	6,472
Cisco Systems Inc.	233,615	6,132
Intel Corp.	199,300	6,007
International Business Machines Corp.	37,903	5,495
QUALCOMM Inc.	67,900	3,648
EMC Corp.	119,136	2,878
* salesforce.com inc	38,512	2,674
* Adobe Systems Inc.	31,396	2,581
* Cognizant Technology Solutions Corp. Class A	38,296	2,398
Hewlett-Packard Co.	90,073	2,307
Avago Technologies Ltd. Class A	17,535	2,192
Broadcom Corp. Class A	39,543	2,034
Texas Instruments Inc.	35,546	1,760
* Yahoo! Inc.	60,466	1,748
Intuit Inc.	19,124	1,697
Activision Blizzard Inc.	47,560	1,469
Amphenol Corp. Class A	26,792	1,365
Altera Corp.	27,052	1,355
Applied Materials Inc.	91,880	1,350
Motorola Solutions Inc.	19,028	1,301
* Electronic Arts Inc.	19,000	1,287
Skyworks Solutions Inc.	15,100	1,272
NVIDIA Corp.	50,100	1,235
Corning Inc.	71,577	1,225
* SBA Communications Corp. Class A	11,611	1,216
Western Digital Corp.	14,200	1,128
Juniper Networks Inc.	41,600	1,069
* Citrix Systems Inc.	15,428	1,069
NetApp Inc.	33,571	994
Lam Research Corp.	14,800	967
Symantec Corp.	48,539	945
Analog Devices Inc.	16,396	925
Computer Sciences Corp.	15,000	921
CDK Global Inc.	18,558	887
* VeriSign Inc.	12,228	863
* LinkedIn Corp. Class A	4,500	856
Avnet Inc.	19,900	849
* Autodesk Inc.	19,108	843

* Micron Technology Inc.	56,000	839
* Synopsys Inc.	18,000	831
Amdocs Ltd.	14,500	825
* Cadence Design Systems Inc.	39,700	821
Xilinx Inc.	18,129	769
Brocade Communications Systems Inc.	73,800	766
Ingram Micro Inc.	28,100	765
Sabre Corp.	27,200	739
Teradyne Inc.	41,000	738
IAC/InterActiveCorp	11,100	724
* CommScope Holding Co. Inc.	23,454	704
DST Systems Inc.	6,430	676
Solera Holdings Inc.	12,190	658
* Freescale Semiconductor Ltd.	17,900	655
Dolby Laboratories Inc. Class A	19,500	636
* Twitter Inc.	22,600	609
* NCR Corp.	26,400	601
* Teradata Corp.	18,036	522
Atmel Corp.	52,800	426
* Viavi Solutions Inc.	74,300	399
Linear Technology Corp.	7,300	295
* ON Semiconductor Corp.	28,800	271
Maxim Integrated Products Inc.	5,500	184
* Arrow Electronics Inc.	3,300	182
CA Inc.	5,007	137
* Palo Alto Networks Inc.	400	69
* Fortinet Inc.	1,000	42
* Qorvo Inc.	900	41
* IPG Photonics Corp.	500	38
* IMS Health Holdings Inc.	1,200	35
* F5 Networks Inc.	300	35
* Gartner Inc.	400	34
* Red Hat Inc.	400	29
* ServiceNow Inc.	400	28
* Splunk Inc.	500	28
* Akamai Technologies Inc.	400	28
SanDisk Corp.	500	27
* ANSYS Inc.	300	26
* EchoStar Corp. Class A	600	26
* NetSuite Inc.	300	25
* Tableau Software Inc. Class A	300	24
* SolarWinds Inc.	600	24
* ARRIS Group Inc.	900	23
* VeriFone Systems Inc.	800	22
* Workday Inc. Class A	300	21
* FireEye Inc.	600	19
* PTC Inc.	600	19
* Rackspace Hosting Inc.	700	17
* Zynga Inc. Class A	7,300	17
* VMware Inc. Class A	200	16
* Groupon Inc. Class A	4,600	15
* Lumentum Holdings Inc.	520	9
		172,831
Utilities (2.4%)
AT&T Inc.	307,089	10,005
Verizon Communications Inc.	187,200	8,145
NextEra Energy Inc.	29,297	2,858

Dominion Resources Inc.			37,808	2,661
Duke Energy Corp.			36,330	2,614
Southern Co.			42,500	1,900
Sempra Energy			19,129	1,850
Edison International			26,508	1,672
PG&E Corp.			29,835	1,575
WEC Energy Group Inc.			27,832	1,453
* Level 3 Communications Inc.			27,310	1,193
Exelon Corp.			40,100	1,191
Public Service Enterprise Group Inc.			28,200	1,189
* T-Mobile US Inc.			28,700	1,143
American Water Works Co. Inc.			19,828	1,092
American Electric Power Co. Inc.			16,500	938
CMS Energy Corp.			26,527	937
UGI Corp.			24,978	870
ITC Holdings Corp.			25,010	834
Aqua America Inc.			30,878	817
AES Corp.			83,469	817
* Calpine Corp.			54,610	797
National Fuel Gas Co.			14,901	745
Xcel Energy Inc.			21,000	744
OGE Energy Corp.			26,686	730
Alliant Energy Corp.			12,113	708
NRG Energy Inc.			46,924	697
AGL Resources Inc.			10,400	635
Telephone & Data Systems Inc.			25,130	627
* United States Cellular Corp.			16,115	571
Questar Corp.			26,733	519
NiSource Inc.			27,000	501
Consolidated Edison Inc.			6,400	428
MDU Resources Group Inc.			9,950	171
				53,627
Total Common Stocks (Cost $674,004)				1,028,306
			Face
		Maturity	Amount
	Coupon	Date	($000)
Tax-Exempt Municipal Bonds (53.4%)
Alabama (0.1%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	573
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	426
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	546
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	546
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	557
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	327
				2,975
Alaska (0.0%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	582

Arizona (1.7%)
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,605

Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/18 (Prere.)	100	114
Arizona COP	5.000%	10/1/18 (4)	500	558
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	541
Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	567
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,666
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,384
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,000	2,458
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	538
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	585
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,413
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	577
Chandler AZ GO	5.000%	7/1/23	1,000	1,226
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	307
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,220
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	994
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,672
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	343
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	4,065	4,922
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	583
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,248
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/16 (Prere.)	2,000	2,025
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	839
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	589
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,345
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,018
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	595
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	571
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	584
				37,087
Arkansas (0.0%)
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	500	500

California (8.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	567

ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	882
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/23 (2)	200	216
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	377
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	823
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	512
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	572
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,136
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	580
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.620%	4/1/20	1,000	998
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,523
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	4/1/21	1,000	997
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	1,000	994
Brea CA Public Financing Authority Tax
Allocation Revenue	7.000%	9/1/23	1,105	1,190
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	514
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	536
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	184
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	556
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	674
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	480	534
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	500	627
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	20	22
California Economic Recovery GO	5.000%	7/1/16 (Prere.)	500	518
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	435
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	123
2 California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	574
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	573
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	365
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	214
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	609
California GO	6.000%	2/1/16	500	510
California GO	5.000%	9/1/16 (Prere.)	500	522
California GO	5.000%	9/1/16 (Prere.)	500	522
California GO	5.000%	11/1/16	350	368

California GO	5.000%	3/1/17	500	532
California GO	6.000%	4/1/18	500	566
California GO	5.000%	11/1/18 (14)	500	545
California GO	5.000%	6/1/19 (14)	500	537
California GO	5.000%	2/1/20	500	580
California GO	5.000%	10/1/20	2,000	2,360
California GO	5.000%	9/1/21	500	597
California GO	5.000%	10/1/21	250	262
California GO	5.000%	12/1/22	1,635	1,979
California GO	5.000%	10/1/23	1,000	1,222
California GO	5.000%	11/1/23	1,155	1,413
California GO	5.000%	11/1/25	2,000	2,445
California GO	5.000%	12/1/25	1,000	1,211
California GO	5.500%	3/1/26	500	555
California GO	5.000%	6/1/27 (14)	500	533
California GO	4.500%	8/1/27	85	89
California GO	5.000%	2/1/28	690	810
California GO	4.500%	8/1/28 (2)	725	759
California GO	5.750%	4/1/29	500	580
California GO	5.000%	9/1/29 (2)	500	509
California GO	5.000%	9/1/29	495	551
California GO	5.000%	10/1/29	3,500	3,839
California GO	5.000%	11/1/29	1,700	2,007
California GO	5.250%	3/1/30	500	579
California GO	5.250%	9/1/30	500	583
California GO	5.000%	2/1/32	500	572
California GO	5.000%	6/1/32	370	394
California GO	5.000%	10/1/32	1,875	2,175
California GO PUT	4.000%	12/1/17	2,400	2,531
California GO VRDO	0.010%	10/7/15 LOC	2,000	2,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,000	1,176
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	354
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	541
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,122
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	325	381
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,107
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	583
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	120
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	641
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	1,000	1,000
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,137
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	573

California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	25
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,196
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,170
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,197
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	350
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	293
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	105
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	42
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	221
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	80
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	137
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	42
3 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	1,000	1,138
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	30
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,169
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,155
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	399
California State University Systemwide Revenue	5.750%	11/1/27	500	581
California State University Systemwide Revenue	5.250%	11/1/29	300	343
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,161
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,321
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	3.000%	11/15/16	250	257
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	4.000%	11/15/17	275	293
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	1,500	1,552
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,149
Chaffey CA Community College District GO	5.000%	6/1/23	840	1,023
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	903
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,139
Citrus CA Community College District GO	0.000%	8/1/34	1,000	746
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/28	500	567
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,157

Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,144
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.502%	12/15/15	1,600	1,600
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,137
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	1,077
Gavilan CA Joint Community College District
GO	5.000%	8/1/28	1,000	1,203
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,708
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,710
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	387
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	84
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	382
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,019
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	1,045	1,087
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	560
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,216
Los Angeles CA Community College District GO	5.000%	8/1/29	1,300	1,545
Los Angeles CA Community College District GO	5.000%	8/1/30	1,000	1,178
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,065
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	579
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	570
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	1,175	1,220
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	1,967
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,996
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,636
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,595
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	570
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	788
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	566
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	566
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	1,475	1,560
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	650	691
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	562
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	643
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	1,500	1,565
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	583
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,749
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	682
1 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	1,585	1,581

Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,324
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	373
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	592
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,784
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,355
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/29	1,250	1,444
Palomar CA Community College District GO	4.750%	5/1/17 (Prere.)	1,600	1,709
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	832
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	700
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	349
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,272
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,156
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/16	100	103
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,203
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,248
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	102
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	158
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	279
3 Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	750	896
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.125%	7/1/16 (Prere.)	1,000	1,037
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	500	555
Sacramento CA Municipal Utility District
Revenue VRDO	0.010%	10/7/15 LOC	1,200	1,200
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/23	500	567
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	555
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	543
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	699
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	572
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,183
San Diego CA Community College District GO	5.000%	8/1/31	500	579
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	565
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	580
San Diego CA Unified School District GO	0.000%	7/1/27	500	342
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,382
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	648

San Diego CA Unified School District GO	0.000%	7/1/28	500	325
San Diego CA Unified School District GO	0.000%	7/1/29	500	308
San Diego CA Unified School District GO	0.000%	7/1/30	100	58
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	570
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	637
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,208
4 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.020%	10/7/15	3,000	3,000
3 San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,520	1,842
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	400
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	589
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	571
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	266
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	570
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	596
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,178
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,414
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/16	600	622
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,003
San Jose CA Airport Revenue	5.000%	3/1/27	500	587
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,017
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	762
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,146
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	246
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	1,000	1,082
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,175
Turlock CA Public Financing Authority Water
Revenue	4.750%	5/1/32	2,000	2,150
University of California Revenue	4.750%	5/15/16 (Prere.)	155	161
University of California Revenue	5.000%	5/15/16 (Prere.)	500	520
University of California Revenue	5.000%	5/15/16 (Prere.)	500	520
University of California Revenue	5.000%	5/15/17 (Prere.)	500	542
University of California Revenue	5.000%	5/15/23	1,000	1,179
University of California Revenue	5.000%	5/15/23	1,000	1,224
University of California Revenue	5.000%	5/15/28	1,000	1,182
University of California Revenue	5.000%	5/15/28	1,000	1,212

University of California Revenue	4.000%	5/15/33	1,000	1,054
University of California Revenue PUT	5.000%	5/15/23	3,625	4,427
West Contra Costa CA Unified School District
GO	5.000%	8/1/28	1,185	1,390
				189,728
Colorado (0.6%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	361
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	587
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,771
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	536
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	585
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	585
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	490
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,651
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	799
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,122
Regional Transportation District of Colorado
COP	5.000%	6/1/24	1,010	1,148
Regional Transportation District of Colorado
COP	5.000%	6/1/25	1,000	1,137
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	578
				12,350
Connecticut (0.7%)
Connecticut GO	5.000%	11/1/16	410	431
Connecticut GO	5.000%	4/15/21	500	584
Connecticut GO	5.000%	11/15/22	1,935	2,294
Connecticut GO	5.000%	4/15/24	500	590
Connecticut GO	5.000%	9/1/26	1,000	1,186
Connecticut GO	5.000%	3/15/27	1,000	1,189
Connecticut GO	5.000%	4/15/28	500	579
Connecticut GO	5.000%	3/1/32	2,950	3,356
Connecticut GO	5.000%	10/15/32	705	807
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	557
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	112
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,208
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	555
Hartford CT GO	5.000%	4/1/30	435	494
University of Connecticut GO	5.000%	2/15/27	635	758
University of Connecticut GO	5.000%	2/15/28	510	605
				15,305
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	682
Delaware GO	5.000%	7/1/20	600	705

Delaware GO	5.000%	10/1/20	700	826
				2,213
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	546
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,113
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	765
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	575
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	572
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	576
				4,147
Florida (1.9%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/16 (Prere.)	530	543
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,172
Broward County FL Airport System Revenue	5.000%	10/1/28	400	455
Broward County FL Airport System Revenue	5.375%	10/1/29	500	569
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,181
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	467
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,396
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,000	1,138
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	515
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	245	248
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	556
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	308
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	251
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	892
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	572
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	727
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	541
Florida Board of Education Public Education
Capital Outlay GO	4.500%	6/1/34	300	309
Florida Department of Transportation GO	5.000%	7/1/19	545	624
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	570
Fort Myers FL Improvement Revenue	4.750%	12/1/16 (Prere.)	70	74
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	30	31
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	563
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.020%	10/7/15	1,200	1,200
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	571
Jacksonville FL Special Revenue	5.000%	10/1/28	1,000	1,172
Jacksonville FL Special Revenue	5.000%	10/1/32	500	570

Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	939
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,124
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	563
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	1,000	1,146
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	644
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,141
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	115	121
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	1,300	1,365
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	640	672
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,787
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,175
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	567
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	500	543
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	559
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	565
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	722
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,065
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	540	622
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,767
3 Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,711
Polk County FL Constitutional Fuel Tax
Revenue	5.000%	12/1/20 (14)	590	620
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	886
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	4.000%	7/1/16	265	271
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,170
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	230
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,535	1,726
Tampa FL Hospital Revenue	5.000%	7/1/23	750	855
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	603
				42,374
Georgia (0.9%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,062
Atlanta GA Airport Revenue	5.000%	1/1/16	525	531
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,270

Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,163
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,525
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	660
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	500	506
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	465
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	583
Georgia GO	5.000%	4/1/16	500	512
Georgia GO	5.000%	5/1/16	500	514
Georgia GO	5.000%	7/1/16	500	518
Georgia GO	5.000%	7/1/16	400	414
Georgia GO	5.750%	8/1/17	500	548
Georgia GO	5.000%	2/1/20	1,375	1,599
Georgia GO	5.000%	7/1/22	500	570
Georgia GO	5.000%	5/1/25	500	564
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	697
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	530
Gwinnett County GA School District GO	5.000%	2/1/28	500	612
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	601
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/16	80	83
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	110
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	395	433
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	561
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	453
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	397
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	556
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	567
				19,604
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,171
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,458
Guam International Airport Authority Revenue	5.000%	10/1/21	350	403
				3,032
Hawaii (0.8%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	283
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	345
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	466
Hawaii GO	5.000%	11/1/16	200	210

Hawaii GO	5.000%	4/1/17 (Prere.)	55	59
Hawaii GO	5.000%	4/1/19 (2)	445	474
Hawaii GO	5.000%	12/1/21	375	448
Hawaii GO	5.000%	8/1/24	1,765	2,172
Hawaii GO	5.000%	8/1/25	1,500	1,838
Hawaii GO	5.000%	6/1/29	500	563
Hawaii GO	5.000%	8/1/29	1,500	1,783
Hawaii GO	5.000%	12/1/29	500	580
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	641
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	500	538
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,406
Honolulu HI City & County GO	5.000%	12/1/30	310	358
Honolulu HI City & County GO	5.250%	8/1/31	500	583
Honolulu HI City & County GO	5.250%	8/1/33	1,245	1,448
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	2,000	2,377
University of Hawaii Revenue	5.000%	10/1/27	500	564
				18,136
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	122

Illinois (2.9%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	803
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	298
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	218
Chicago IL Board of Education GO	5.000%	12/1/21 (2)	1,515	1,508
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	526
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	102
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	517
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	516
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	105
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	50
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	888
Chicago IL GO	5.000%	12/1/16 (2)	500	510
Chicago IL GO	5.500%	1/1/17 (4)	500	516
Chicago IL GO	5.000%	1/1/19 (2)	500	509
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	560
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/16	200	201
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	207
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	211
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	265
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	321
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	324
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	370	391
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	542
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	230
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24 (14)	500	506
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,152
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (14)	1,500	1,515
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	550
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (14)	1,540	1,555
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (4)	1,775	1,886
Chicago IL O'Hare International Airport Revenue	4.750%	1/1/34 (4)	50	53
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,224
Chicago IL Park District GO	5.000%	1/1/19	750	823

Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,419
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,067
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	1,000	1,007
Cook County IL GO	5.000%	11/15/21	500	536
Cook County IL GO	5.000%	11/15/28	500	523
Cook County IL GO	5.250%	11/15/28	500	532
Cook County IL GO	4.750%	11/15/30 (2)	200	204
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,756
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	2,861
Illinois Finance Authority Revenue (Art Institute
of Chicago)	4.000%	3/1/16	500	507
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	558
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,400
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	109
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/16	450	459
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,298
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,000	1,103
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	561
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	564
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,131
Illinois GO	5.000%	1/1/17	330	345
Illinois GO	5.000%	1/1/18	500	531
Illinois GO	5.000%	1/1/20 (4)	200	220
Illinois GO	5.000%	1/1/21 (4)	710	773
Illinois GO	5.000%	8/1/21	500	544
Illinois GO	5.500%	7/1/24	1,000	1,110
Illinois GO	5.000%	8/1/24	1,000	1,068
Illinois GO	5.000%	6/1/26	500	515
Illinois GO	5.250%	2/1/30	1,900	2,001
Illinois GO	5.250%	7/1/31	1,000	1,045
Illinois GO	5.000%	9/1/31	3,000	3,036
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	622
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	541
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	7/1/17 (Prere.)	1,100	1,184
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	500	518
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	555
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,121
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	556
3 Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/18	1,000	1,088
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,028
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	840

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	329
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	157
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	138
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,392
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,229
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	472
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,117
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	554
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	341
				63,147
Indiana (0.7%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	250	261
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	2,500	2,619
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,312
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,567
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	776
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/24	1,645	1,832
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/25	650	726
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	1,000	1,186
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	550
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	572
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	561
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	295
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	573
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	112
Indiana University Student Fee Revenue	5.000%	6/1/19	445	508
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	817
				14,267
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	750	791
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,850

Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/24	220	248
				2,889
Kansas (0.6%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18 (Prere.)	500	560
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,000	1,177
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	618
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	858
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	108
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,335	1,571
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,831
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,492
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	563
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	45	47
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,302
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	855	890
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	601
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	591
				12,209
Kentucky (0.5%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	803
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	1,200	1,322
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,131
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	150
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	564
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	553
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,091
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	632

Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	529
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,506
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	344
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,174
				10,799
Louisiana (0.5%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	598
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	602
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	444
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	500	516
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	500	514
Louisiana GO	5.000%	5/1/16 (Prere.)	500	514
Louisiana GO	5.000%	5/1/16 (Prere.)	500	514
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16 (ETM)	345	355
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	915	939
Louisiana State University Revenue	5.000%	7/1/23	400	479
New Orleans LA GO	5.000%	12/1/31	500	543
New Orleans LA GO	5.125%	12/1/33 (17)	1,645	1,758
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,063
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,059
				9,898
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.010%	10/7/15 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	567
				4,667
Maryland (1.8%)
Baltimore County MD GO	5.000%	8/1/21	1,435	1,717
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	768
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,449
Howard County MD GO	5.000%	2/15/22	750	885
Howard County MD GO	5.000%	8/15/24	200	236
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	550
Maryland Department of Transportation
Revenue	5.000%	2/15/19	1,955	2,215
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,265
Maryland GO	5.000%	8/1/16 (Prere.)	450	468
Maryland GO	5.000%	11/1/16	105	110
Maryland GO	5.000%	3/15/17	500	533
Maryland GO	5.000%	7/15/17	610	659
Maryland GO	5.000%	8/1/17	500	541

Maryland GO	5.250%	8/15/17	500	544
Maryland GO	5.250%	3/1/18	200	222
Maryland GO	5.000%	3/1/19	1,200	1,364
Maryland GO	5.000%	3/15/19 (Prere.)	500	568
Maryland GO	5.250%	8/1/20	1,000	1,186
Maryland GO	4.000%	8/1/21	1,000	1,137
Maryland GO	5.000%	8/1/21	870	1,017
Maryland GO	5.000%	8/1/22	1,500	1,821
Maryland GO	5.000%	8/1/22	1,500	1,821
Maryland GO	4.000%	8/1/23	1,115	1,285
Maryland GO	5.000%	8/1/23	2,500	3,074
Maryland GO	4.000%	8/1/26	1,970	2,224
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	567
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	590
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.282%	11/15/16	2,000	2,013
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	601
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	569
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/33	1,215	1,328
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	566
Maryland Transportation Authority GAN	5.000%	3/1/16	465	474
Maryland Transportation Authority GAN	5.250%	3/1/16	585	597
Maryland Transportation Authority GAN	5.250%	3/1/18	700	776
Maryland Transportation Authority GAN	5.250%	3/1/20	500	565
Montgomery County MD GO	5.000%	7/1/17	500	539
Montgomery County MD GO	5.000%	11/1/17	500	545
Prince Georges County MD GO	5.000%	9/15/23	500	590
				38,979
Massachusetts (1.6%)
Boston MA GO	5.000%	4/1/20	780	911
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	558
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	587
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	517
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	641
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,135
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	514
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	498
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	564

Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	504
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	413
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	316
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	215
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	793
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	339
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	519
Massachusetts GO	5.500%	11/1/16	500	528
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	868
Massachusetts GO	5.500%	10/1/18	500	569
Massachusetts GO	5.000%	7/1/20	500	573
Massachusetts GO	5.000%	8/1/20	500	586
Massachusetts GO	5.250%	8/1/20	300	355
Massachusetts GO	5.500%	10/1/20 (14)	500	600
Massachusetts GO	5.500%	10/1/20	500	600
Massachusetts GO	5.000%	8/1/22	1,000	1,210
Massachusetts GO	5.250%	8/1/23	500	621
Massachusetts GO	0.751%	11/1/25	1,380	1,341
Massachusetts GO	5.000%	3/1/26	500	564
Massachusetts GO	5.000%	7/1/26	1,375	1,719
Massachusetts GO	5.000%	4/1/29	500	578
Massachusetts GO	4.000%	11/1/30	1,980	2,132
1 Massachusetts GO PUT	0.320%	8/1/17	1,000	997
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	573
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College) VRDO	0.010%	10/7/15	4,800	4,800
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	446
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	570
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	265
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,067
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	599
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	626
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	203
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	276
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	237
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	605
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	805
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,035
				34,972

Michigan (1.2%)
Birmingham MI City School District GO	5.000%	5/1/22	740	882
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,357
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	586
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	419
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,149
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,065
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	570
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,022
Michigan Finance Authority Revenue	5.000%	10/1/22	500	578
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,157
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,650
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	1,000	1,077
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	556
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,174
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	500	575
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	549
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,184
Michigan GO	5.000%	5/1/18	500	554
Michigan GO	5.500%	11/1/25	595	674
Michigan State University Revenue	5.000%	8/15/20	1,040	1,217
Michigan Trunk Line Revenue	5.000%	11/1/21	500	570
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,400	1,621
1 University of Michigan Revenue PUT	0.450%	4/2/18	1,000	982
3 Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,473
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	526
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,061
				25,228
Minnesota (0.4%)
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,178
Minnesota GO	5.000%	10/1/17 (ETM)	10	11
Minnesota GO	5.000%	10/1/17	490	533
Minnesota GO	5.000%	8/1/19	500	575
Minnesota GO	5.000%	11/1/20	325	376
Minnesota GO	5.000%	8/1/21	500	571
Minnesota GO	5.000%	8/1/22	1,305	1,582
Minnesota GO	5.000%	8/1/25	1,500	1,892
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	549
University of Minnesota Revenue	5.000%	8/1/19	500	572

University of Minnesota Revenue	5.250%	12/1/29	500	583
				9,422
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	422
Mississippi GO	5.500%	12/1/18	750	858
Mississippi GO	5.000%	10/1/19	2,000	2,303
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,136
				4,719
Missouri (0.3%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	130
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	371
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,000	1,191
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,666
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.430%	6/1/31 (2)	500	452
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	536
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	350	376
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	733
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	565
				6,020
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	178
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,278
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	847
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	478
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	385
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,125
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,678
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/16	350	355
				7,324
Nevada (0.7%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,604
Clark County NV GO	5.000%	12/1/29	500	567
Clark County NV GO	5.000%	7/1/33	1,000	1,131
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	566
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	512

Clark County NV School District GO	5.000%	6/15/18	1,690	1,841
Clark County NV School District GO	5.000%	6/15/22	2,000	2,169
Clark County NV School District GO	5.000%	6/15/23	1,175	1,273
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	500	546
Nevada GO	5.000%	11/1/23	1,465	1,784
Nevada GO	5.000%	11/1/25	1,015	1,252
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/31	1,100	1,151
				14,396
New Hampshire (0.3%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	522
New Hampshire Health & Education Facilities
Authority Hospital Revenue (Catholic Medical
Center of Manchester)	5.000%	7/1/16 (Prere.)	1,885	1,952
New Hampshire Health & Education Facilities
Authority Hospital Revenue (Catholic Medical
Center of Manchester)	5.000%	7/1/32	855	873
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	1,865	1,975
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	120
				5,442
New Jersey (1.7%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	441
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	500	426
Jersey City NJ GO	5.000%	3/1/21	480	549
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	598
New Jersey COP	5.250%	6/15/30	465	482
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,070
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	761
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,600
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	581
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	205	207
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	295	298
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	319
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,160
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	527
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	527

New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	532
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	232
New Jersey GO	5.250%	7/1/16 (14)	500	518
New Jersey GO	5.000%	8/1/16	440	456
New Jersey GO	5.250%	7/15/18 (2)	500	551
New Jersey GO	5.000%	8/15/19	750	841
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	534
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	250	273
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,155
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,017
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	418
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	548
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	640	748
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	257
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	305	321
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	207
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	625	631
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	250	253
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	288
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	163
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,260
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	695
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,770
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	269
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	170
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	665
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,154
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	528

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	718
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	1,000	1,053
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	556
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,132
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,127
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	549
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	1,500	1,592
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	100	106
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	7,100	1,790
tobacco settlement financing corp. new
jersey revenue	0.000%	6/1/41	1,000	240
west deptford township nj go	5.000%	7/1/27 (4)	635	676
				37,539
new mexico (0.2%)
farmington nm pollution control revenue
(arizona public service co. four corners
project)	4.700%	9/1/24	1,750	1,928
new mexico educational assistance foundation
revenue	5.000%	12/1/19	500	576
new mexico finance authority transportation
revenue	5.000%	6/15/23	500	573
new mexico hospital equipment loan council
hospital system revenue (presbyterian
healthcare services)	5.000%	8/1/28	1,350	1,577
				4,654
new york (7.7%)
erie county ny industrial development agency
school facility revenue (buffalo city school
district project)	5.000%	5/1/18	500	553
erie county ny industrial development agency
school facility revenue (buffalo city school
district project)	5.000%	5/1/19	500	568
erie county ny industrial development agency
school facility revenue (buffalo city school
district project)	5.250%	5/1/31	500	577
long island ny power authority electric system
revenue	5.000%	12/1/17	630	664
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	400	420
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	400	453
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	523
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	627
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	52
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/24 (14)	940	965
1 Long Island NY Power Authority Electric System
Revenue PUT	0.788%	11/1/18	1,000	999

Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	825	829
Nassau County NY GO	5.000%	4/1/23	1,000	1,179
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.010%	10/7/15	19,000	19,000
New York City NY GO	5.000%	2/1/16	105	107
New York City NY GO	5.000%	8/1/16	500	520
New York City NY GO	5.000%	8/1/16 (Prere.)	5	5
New York City NY GO	5.000%	2/1/17	500	530
New York City NY GO	5.000%	2/1/17 (Prere.)	5	5
New York City NY GO	5.250%	8/1/17	700	759
New York City NY GO	5.000%	2/1/18	495	524
New York City NY GO	5.250%	8/15/18 (Prere.)	40	45
New York City NY GO	5.000%	8/1/19	1,065	1,216
New York City NY GO	5.000%	8/1/19	500	539
New York City NY GO	5.000%	8/1/19	1,500	1,713
New York City NY GO	5.000%	8/1/20	2,935	3,428
New York City NY GO	5.250%	9/1/20	1,000	1,123
New York City NY GO	5.000%	8/1/21	515	610
New York City NY GO	5.000%	8/1/21	2,000	2,371
New York City NY GO	5.000%	8/1/22	500	599
New York City NY GO	5.000%	10/1/22	500	599
New York City NY GO	5.000%	8/1/23	380	455
New York City NY GO	5.000%	8/1/23	1,505	1,818
New York City NY GO	5.250%	8/15/24	460	513
New York City NY GO	5.000%	8/1/25	750	876
New York City NY GO	5.000%	8/1/25	1,510	1,864
New York City NY GO	5.000%	8/1/26	500	589
New York City NY GO	5.000%	8/1/26	1,000	1,185
New York City NY GO	5.000%	8/15/26	475	525
1 New York City NY GO	0.420%	8/1/27	2,000	1,997
New York City NY GO	5.000%	5/15/28	480	539
New York City NY GO	5.000%	8/1/28	495	513
New York City NY GO	5.000%	8/1/28	400	463
New York City NY GO	5.500%	11/15/28	300	341
New York City NY GO	5.625%	4/1/29	840	957
New York City NY GO	5.000%	5/15/29	500	560
New York City NY GO	5.000%	8/1/30	1,000	1,165
New York City NY GO	5.000%	3/1/31	1,340	1,545
New York City NY GO	5.000%	8/1/31	365	422
New York City NY GO	4.500%	8/1/35 (2)	1,500	1,504
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,691
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	551
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,175
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.020%	10/7/15	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16 (Prere.)	500	517
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	731
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	563
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,461

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	276
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	570
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	576
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	10/1/15	980	980
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	598
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	562
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	561
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,071
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,193
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,371
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	286
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	280	291
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	353
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	353
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	335	358
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	660	706
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18 (ETM)	200	220
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	182
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	165	176
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	170	181
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	469
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	340	362
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	990
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	582
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	575
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	345
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	579

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,700	1,986
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,450
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	577
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,669
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,134
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,161
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	249
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	360
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	544
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	119
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	547
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	576
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	574
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	574
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	564
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,707
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	692
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	526
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	597
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	490	521
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,332
1 New York Metropolitan Transportation Authority
Revenue PUT	0.662%	11/1/15	600	600
1 New York Metropolitan Transportation Authority
Revenue PUT	0.380%	11/15/17	1,500	1,491
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,104
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	625
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	633
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	580
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	453
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	275

New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,145
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,117
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	515
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	575
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	500	538
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	1,735	1,790
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	586
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	560
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	532
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	226
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	205
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	193
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	991
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	1,500	1,809
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	1,001
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	595
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	546
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,329
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	569
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	340
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,284
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	585
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	463
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	285
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	564
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	566
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,135	1,349

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	537
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	423
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	601
New York State GO	4.500%	2/1/17	500	527
New York State GO	4.500%	2/1/18	500	545
New York State GO	4.500%	2/1/19	500	558
New York State GO	5.000%	2/15/30	315	364
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	568
New York State Thruway Authority Revenue	5.000%	10/1/15 (Prere.)	2,185	2,185
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	545
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	534
New York State Thruway Authority Revenue	5.000%	1/1/30	500	570
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	645
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	65
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	65
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	435	435
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	435	435
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	500	533
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	559
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	230
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	567
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	580
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	588
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	404
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	565
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	278
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,890	2,086
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	678
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	648
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,615
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,641
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,413

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,318
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,702
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	591
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	554
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,128
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,421
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,786
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,545
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	500	516
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	503
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	558
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,864
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	65
Westchester County NY GO	5.000%	7/1/20	445	522
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	541
				170,045
North Carolina (1.0%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	600
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	278
Durham County NC GO	5.000%	4/1/20	685	800
Mecklenburg County NC GO	5.000%	3/1/17	500	532
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	567
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	631
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	570
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (ETM)	510	569
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	500	566
North Carolina GAN	5.000%	3/1/25	1,000	1,194
North Carolina GAN	5.000%	3/1/27	1,000	1,172
North Carolina GO	5.000%	3/1/16	500	510
North Carolina GO	5.000%	3/1/17	520	554
North Carolina GO	5.000%	3/1/18	500	549
North Carolina GO	5.000%	5/1/18	1,500	1,664
North Carolina GO	5.000%	6/1/19	2,000	2,290
North Carolina GO	5.000%	3/1/20	275	320
North Carolina GO	4.000%	6/1/20	500	563
North Carolina GO	5.000%	5/1/22	250	303
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	2,000	2,119
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,156

North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	676
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	500	552
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	595
1 University of North Carolina University System
Revenue PUT	0.882%	12/1/17	1,100	1,102
Wake County NC GO	4.000%	2/1/18	695	749
Wake County NC GO	5.000%	3/1/18	500	552
Wake County NC Public Improvement GO	5.000%	3/1/16	100	102
				21,835
Ohio (1.2%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	520
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	663
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	550
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/16	200	205
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/17	190	200
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	550
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	492
Cleveland OH Airport System Revenue	5.000%	1/1/16 (2)	250	253
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	282
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	519
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	265	279
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	235	246
Columbus OH GO	5.000%	7/1/25	535	639
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/27	1,000	1,205
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	663
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,171
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,981
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	394
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee
Project)	5.000%	6/1/16 (Prere.)	1,225	1,264
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	228
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	352
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	561
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	572
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,735
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	117

Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	891
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	775
Ohio GO	5.000%	3/15/16 (Prere.)	260	266
Ohio GO	5.000%	8/1/23	500	602
Ohio GO	5.000%	8/1/24	500	616
Ohio Higher Education GO	5.000%	8/1/17	770	832
Ohio Higher Education GO	5.000%	8/1/21	500	596
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	665
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	1,000	1,054
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	556
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	30	32
Ohio State University General Receipts
Revenue	5.000%	12/1/16	470	495
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,178
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,146
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	563
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	501
Penta Career Center Ohio COP	5.250%	4/1/23	125	146
				26,555
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	612
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	340
University of Oklahoma Revenue	5.000%	7/1/31	475	541
				1,493
Oregon (0.3%)
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	433
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,921
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,672
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	574
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/16	150	158
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	272
Oregon GO	5.000%	5/1/23	500	599
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	553
				6,182
Pennsylvania (3.5%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	368
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	552
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.921%	2/1/21	870	863

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	235
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	585
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,105
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	501
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	582
Chester County PA GO	5.000%	11/15/31	750	876
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	4.000%	5/1/17	415	430
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,066
Emmaus PA General Authority Revenue VRDO	0.020%	10/7/15 LOC	1,400	1,400
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	10/1/15 LOC	2,000	2,000
Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,678
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	562
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	549
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/16	200	202
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,127
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,361
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	2,000	2,192
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	1,000	1,160
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	750	806
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	1,330	1,485
Pennsylvania GO	5.000%	1/1/16 (Prere.)	100	101
Pennsylvania GO	5.000%	3/1/16	100	102
Pennsylvania GO	5.000%	7/1/16	400	414
Pennsylvania GO	5.000%	7/1/16	120	124
Pennsylvania GO	5.000%	8/1/17 (Prere.)	500	540
Pennsylvania GO	5.000%	7/1/20	500	577
Pennsylvania GO	5.375%	7/1/21	500	596
Pennsylvania GO	5.000%	11/15/22	500	587
Pennsylvania GO	5.000%	8/15/24	1,000	1,202
Pennsylvania GO	5.000%	4/15/28	500	558

Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,063
Pennsylvania GO	5.000%	10/15/32	1,000	1,135
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	514
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	818
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,023
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	4.500%	7/1/28 (10)	1,090	1,091
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	227
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	563
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	574
Pennsylvania State University Revenue	5.000%	3/1/25	500	573
Pennsylvania State University Revenue	5.000%	8/15/27	1,000	1,085
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,197
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.040%	10/7/15 (4)	11,670	11,670
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (Prere.)	1,000	1,032
1 Pennsylvania Turnpike Commission Revenue	1.000%	12/1/21	1,215	1,210
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	391
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,000	1,175
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,159
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	1,330	1,412
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,259
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,123
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,257
3 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,000	1,159
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,000	1,085
Philadelphia PA GO	5.000%	8/1/26	1,885	2,212
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	500	528
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	249
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	566
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,162
Philadelphia PA School District GO	5.250%	9/1/22	500	565
Philadelphia PA School District GO	5.000%	9/1/31	940	1,042
Philadelphia PA School District GO VRDO	0.010%	10/7/15 LOC	3,500	3,500
Philadelphia PA School District GO VRDO	0.020%	10/7/15 LOC	1,400	1,400
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	637
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,183
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,125
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	573

West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/31	80	95
				76,118
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	494
Puerto Rico Highway and Transportation
Authority Revenue	5.250%	7/1/21 (13)(3)	500	581
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,355
				2,430
South Carolina (0.6%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	500	527
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	500	608
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	288
Florence County SC School District GO	5.000%	3/1/18	1,000	1,102
Greenville County SC School District GO	5.000%	12/1/27	500	525
Laurens County SC School District No. 55
Installment Purchase Revenue	5.250%	12/1/30	2,080	2,098
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,185
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,281
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,685
South Carolina GO	5.000%	4/1/20	450	525
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	543
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,144
South Carolina Public Service Authority
Revenue	5.000%	1/1/16 (ETM)	130	132
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	500	548
				12,191
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,299

Tennessee (0.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,189
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,619
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,126
Knox County TN GO	5.000%	4/1/18	1,000	1,106
Memphis TN Electric System Revenue	5.000%	12/1/17	500	546
Memphis TN GO	5.000%	5/1/30	500	569
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	725

Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	541
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/15	350	350
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	583
Shelby County TN GO	5.000%	3/1/19	500	568
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	114
Shelby County TN GO	5.000%	4/1/19	400	455
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	500	520
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	250	262
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	539
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	725	800
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,115	1,283
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,500	1,700
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	375	435
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	715	815
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	585	678
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	1,000	1,130
Tennessee GO	5.000%	8/1/20	625	735
				18,388
Texas (4.7%)
Arlington TX GO	5.000%	8/15/19	1,920	2,197
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	969
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,187
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	594
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	313
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	70
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	560
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	119
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	540
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	229
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/17 (Prere.)	455	483

Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	582
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	45	47
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	500	531
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	589
Dallas TX Independent School District GO	5.000%	2/15/23	485	571
Dallas TX Independent School District GO	5.000%	8/15/34	1,350	1,350
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/15 (2)	485	485
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	217
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,299
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	330	392
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	541
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,171
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	705	731
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	795	816
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	912
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	524
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,249
Harris County TX Flood Control District GO	5.250%	10/1/18	435	492
Harris County TX GO	5.000%	10/1/23	500	571
Harris County TX GO	5.000%	10/1/23	300	355
Harris County TX GO	5.000%	8/15/32	1,000	1,162
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,100
1 Harris County TX Toll Road Revenue	0.800%	8/15/18	1,000	1,002
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	566
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	567
HOUSTON TEX RFDG-PUB IMPT-SER A	5.000%	3/1/18	1,650	1,818
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,074
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,196
Houston TX GO	5.000%	3/1/20	500	565
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,000	1,191
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,279
Houston TX Utility System Revenue	5.000%	11/15/17 (Prere.)	380	414
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,213
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	130
1 Houston TX Utility System Revenue PUT	0.620%	8/1/16	1,000	1,000
1 Houston TX Utility System Revenue PUT	0.920%	5/1/20	1,000	996
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,121
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	577
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,205
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	287
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,150	1,337

Lubbock TX GO	5.000%	2/15/23	500	597
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.000%	2/15/24	350	376
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,828
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/17	245	252
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	519
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	220
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	231
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	265
North East TX Independent School District GO	5.250%	2/1/22	500	606
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	491
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	491
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	66
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,400	1,606
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	67
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	286
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	595
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,000	1,151
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	561
North Texas Tollway Authority System Revenue	5.000%	1/1/31	500	558
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,740	1,952
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,675
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,751
Northwest Texas Independent School District
GO	5.000%	2/15/26	1,000	1,229
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	534
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	565
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	238
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	905	920
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	566
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	591
San Antonio TX GO	5.000%	8/1/20	125	147
San Antonio TX GO	5.000%	2/1/22	1,000	1,171
San Antonio TX GO	5.000%	2/1/24	500	583
San Antonio TX GO	5.000%	2/1/26	1,000	1,223
1 San Antonio TX Water Revenue PUT	0.700%	11/1/16	1,000	1,000
1 San Antonio TX Water Revenue PUT	0.420%	11/1/17	1,500	1,492

Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	272
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,168
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	368
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	1,735	1,833
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	566
Texas GO	4.000%	4/1/18	400	432
Texas GO	5.000%	10/1/22	1,000	1,209
Texas GO	5.000%	10/1/27	1,400	1,675
Texas GO	5.000%	10/1/28	1,330	1,582
Texas GO	5.000%	8/1/31	500	582
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	595
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	276
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	467
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	433
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	220
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	578
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	2,185	2,448
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,128
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	1,000	1,028
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	554
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,421
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/21	1,500	1,789
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/29	1,500	1,812
1 Texas Transportation Commission Mobility Fund
GO PUT	0.400%	10/1/18	1,500	1,486
Texas Transportation Commission Mobility Fund
GO VRDO	0.010%	10/7/15	1,110	1,110
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	500	511
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	512
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	512
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	266
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	479
Texas Water Financial Assistance GO	5.000%	8/1/24	500	556
Texas Water Financial Assistance GO	5.000%	8/1/25	500	555
Texas Water Financial Assistance GO	5.000%	8/1/27	500	555

University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	1,225	1,402
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	820	867
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	374
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	598
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	1,180	1,236
Williamson County TX GO	5.000%	2/15/23	230	275
				103,619
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	568
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	391
Utah GO	5.000%	7/1/16	500	518
Utah GO	5.000%	7/1/16	615	637
Utah GO	4.500%	7/1/19	2,000	2,260
Utah GO	5.000%	7/1/19	615	706
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,238
				6,318
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	543

Virginia (0.9%)
Arlington County VA GO	5.000%	8/1/17	750	811
Arlington County VA GO	5.000%	8/15/19	1,535	1,767
Arlington County VA GO	5.000%	8/1/23	600	722
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	572
Chesterfield County VA GO	5.000%	1/1/22	900	1,081
Fairfax County VA GO	4.000%	10/1/19	2,000	2,232
Fairfax County VA GO	5.000%	10/1/23	1,255	1,548
Fairfax County VA GO	5.000%	10/1/24	1,365	1,706
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	544
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	357
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	596
Norfolk VA Water Revenue	5.000%	11/1/31	500	578
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	557
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	212
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,802
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	428
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	1,495	1,712
Virginia Public School Authority Revenue	5.000%	8/1/19	500	573
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,910
				19,708

Washington (1.5%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	584
3 Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,418
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	1,000	1,038
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	539
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	896
King County WA GO	5.000%	1/1/19	150	170
King County WA GO	5.000%	7/1/20	1,250	1,462
King County WA GO	5.000%	1/1/24	500	589
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,156
Port of Seattle WA Revenue	5.000%	8/1/29	250	288
Seattle WA GO	5.000%	6/1/21	1,000	1,187
Seattle WA Water System Revenue	5.000%	5/1/19	1,460	1,662
Snohomish County WA School District No. 201
GO	5.250%	12/1/26	1,760	1,990
University of Washington Revenue	5.000%	4/1/31	335	382
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	538
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	474
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	442
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,204
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,321
Washington GO	5.700%	10/1/15 (4)	110	110
Washington GO	5.000%	2/1/16	500	508
Washington GO	5.000%	7/1/16 (Prere.)	500	518
Washington GO	5.000%	7/1/17	200	216
Washington GO	5.000%	7/1/18	675	752
Washington GO	5.000%	7/1/18 (Prere.)	500	557
Washington GO	0.000%	6/1/20 (14)	500	466
Washington GO	5.000%	7/1/20	1,000	1,170
Washington GO	5.000%	8/1/20	500	574
Washington GO	5.000%	7/1/22	1,350	1,625
Washington GO	5.000%	7/1/23	1,000	1,214
Washington GO	5.000%	7/1/25	1,500	1,828
Washington GO	5.000%	7/1/25	500	594
Washington GO	5.000%	2/1/32	500	567
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	1,914
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,071
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	978
Washington State University General Revenue	5.000%	10/1/31	500	581
				33,583

West Virginia (0.1%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,000	1,095

Wisconsin (0.6%)
Milwaukee WI GO	4.000%	3/15/19	1,000	1,096
Milwaukee WI GO	4.000%	3/15/20	1,000	1,111
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	527
Wisconsin GO	5.000%	5/1/16	500	514
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	554
Wisconsin GO	5.000%	5/1/19	1,335	1,524
Wisconsin GO	5.000%	5/1/20	1,000	1,168
Wisconsin GO	5.000%	5/1/21	750	891
Wisconsin GO	5.000%	5/1/24	500	599
Wisconsin GO	5.000%	5/1/26	2,210	2,623
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,816
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	564
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	564
Wisconsin Transportation Revenue	5.000%	7/1/23	500	605
				14,156
Total Tax-Exempt Municipal Bonds (Cost $1,129,803)				1,171,284
Total Investments (100.2%) (Cost $1,803,807)				2,199,590
Other Assets and Liabilities-Net (-0.2%)				(3,957)
Net Assets (100%)				2,195,633

* Non-income-producing security.
1 Adjustable-rate security.
2 Securities with a value of $345,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
September 30, 2015.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of this security represented 0.1% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,028,306	—	—
Tax-Exempt Municipal Bonds	—	1,171,284	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(20)	—	—
Total	1,028,289	1,171,284	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2015	43	5,182	37
2-Year U.S. Treasury Note	December 2015	20	4,381	9
				46

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $1,803,824,000. Net unrealized appreciation of investment securities for tax purposes was $395,766,000, consisting of unrealized gains of $409,482,000 on securities that had risen in value since their purchase and $13,716,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)[1]
Consumer Discretionary (14.5%)
Pool Corp.	250,241	18,092
Lithia Motors Inc. Class A	128,406	13,882
* G-III Apparel Group Ltd.	223,061	13,754
* Helen of Troy Ltd.	152,360	13,606
Texas Roadhouse Inc. Class A	341,538	12,705
* Steven Madden Ltd.	341,104	12,491
Wolverine World Wide Inc.	573,806	12,417
Papa John's International Inc.	181,132	12,404
Marriott Vacations Worldwide Corp.	172,429	11,749
Monro Muffler Brake Inc.	170,743	11,534
* Pinnacle Entertainment Inc.	334,859	11,332
Men's Wearhouse Inc.	264,292	11,238
Group 1 Automotive Inc.	128,358	10,930
Ryland Group Inc.	263,530	10,760
Gannett Co. Inc.	653,496	9,626
* Gentherm Inc.	195,838	8,797
* Dorman Products Inc.	170,805	8,692
DineEquity Inc.	92,939	8,519
* Express Inc.	465,734	8,323
La-Z-Boy Inc.	298,770	7,935
* Genesco Inc.	136,955	7,816
* Meritage Homes Corp.	205,541	7,506
Children's Place Inc.	127,167	7,334
Caleres Inc.	235,179	7,180
Core-Mark Holding Co. Inc.	108,360	7,092
* Boyd Gaming Corp.	431,024	7,026
Drew Industries Inc.	126,513	6,909
* Select Comfort Corp.	314,850	6,889
Sonic Corp.	299,723	6,879
* Standard Pacific Corp.	834,086	6,673
* TopBuild Corp.	210,427	6,517
Outerwall Inc.	113,647	6,470
* Popeyes Louisiana Kitchen Inc.	112,225	6,325
Sturm Ruger & Co. Inc.	107,694	6,321
Oxford Industries Inc.	79,451	5,870
Buckle Inc.	158,594	5,863
* Red Robin Gourmet Burgers Inc.	76,231	5,774
Scholastic Corp.	145,724	5,677
* Vitamin Shoppe Inc.	172,368	5,626
* Crocs Inc.	433,320	5,601
Finish Line Inc. Class A	280,575	5,415
Bob Evans Farms Inc.	124,287	5,388
Cato Corp. Class A	153,378	5,219
EW Scripps Co. Class A	288,388	5,096
* BJ's Restaurants Inc.	118,315	5,091
* Hibbett Sports Inc.	143,450	5,022
* iRobot Corp.	162,501	4,735
Nutrisystem Inc.	163,865	4,346
Barnes & Noble Inc.	346,346	4,194

Standard Motor Products Inc.	118,033	4,117
Interval Leisure Group Inc.	223,805	4,109
Sonic Automotive Inc. Class A	196,837	4,019
Ethan Allen Interiors Inc.	143,938	3,801
* Universal Electronics Inc.	87,688	3,686
Callaway Golf Co.	423,765	3,538
* Pep Boys-Manny Moe & Jack	278,780	3,398
* Strayer Education Inc.	61,376	3,374
Ruth's Hospitality Group Inc.	204,835	3,327
* M/I Homes Inc.	139,158	3,281
* Regis Corp.	246,803	3,233
Capella Education Co.	63,605	3,150
Winnebago Industries Inc.	159,997	3,064
* FTD Cos. Inc.	102,469	3,054
* Scientific Games Corp. Class A	282,486	2,952
* Francesca's Holdings Corp.	236,747	2,895
* Barnes & Noble Education Inc.	218,970	2,783
Haverty Furniture Cos. Inc.	114,521	2,689
Movado Group Inc.	98,050	2,533
Superior Industries International Inc.	133,166	2,488
Fred's Inc. Class A	195,215	2,313
* Blue Nile Inc.	65,608	2,200
* Biglari Holdings Inc.	5,902	2,159
* MarineMax Inc.	152,056	2,149
* Unifi Inc.	71,838	2,141
Marcus Corp.	107,118	2,072
* Ruby Tuesday Inc.	331,857	2,061
* Zumiez Inc.	125,827	1,967
* Lumber Liquidators Holdings Inc.	149,297	1,962
PetMed Express Inc.	115,198	1,855
Kirkland's Inc.	85,902	1,850
Stage Stores Inc.	185,594	1,826
* American Public Education Inc.	76,971	1,805
* Perry Ellis International Inc.	71,325	1,566
Stein Mart Inc.	159,965	1,548
* Career Education Corp.	373,572	1,405
Arctic Cat Inc.	56,430	1,252
* Tuesday Morning Corp.	190,093	1,028
* Monarch Casino & Resort Inc.	55,596	999
* VOXX International Corp. Class A	134,631	999
Big 5 Sporting Goods Corp.	92,821	963
* Iconix Brand Group Inc.	56,754	767
* Sizmek Inc.	83,537	500
Universal Technical Institute Inc.	7,408	26
Harte-Hanks Inc.	6,408	23
		507,567
Consumer Staples (2.8%)
B&G Foods Inc.	309,699	11,289
* Darling Ingredients Inc.	866,021	9,734
J&J Snack Foods Corp.	83,080	9,443
Snyder's-Lance Inc.	278,529	9,395
Cal-Maine Foods Inc.	170,508	9,311
Sanderson Farms Inc.	115,404	7,913
WD-40 Co.	83,019	7,395
Universal Corp.	128,292	6,359
SpartanNash Co.	211,219	5,460
Andersons Inc.	150,503	5,126

* Diamond Foods Inc.	142,012	4,383
* Central Garden & Pet Co. Class A	240,458	3,874
Calavo Growers Inc.	82,171	3,668
Inter Parfums Inc.	96,548	2,395
* Medifast Inc.	61,271	1,646
* Seneca Foods Corp. Class A	43,831	1,155
* Central Garden & Pet Co.	456	7
		98,553
Energy (2.5%)
* PDC Energy Inc.	237,588	12,595
* Carrizo Oil & Gas Inc.	274,244	8,375
Exterran Holdings Inc.	416,526	7,498
* SEACOR Holdings Inc.	96,500	5,772
* Synergy Resources Corp.	534,559	5,239
Bristow Group Inc.	192,144	5,027
Green Plains Inc.	211,460	4,115
US Silica Holdings Inc.	280,730	3,956
Tidewater Inc.	298,767	3,926
* TETRA Technologies Inc.	615,019	3,635
* Unit Corp.	322,402	3,630
* Matrix Service Co.	155,494	3,494
* Newpark Resources Inc.	533,480	2,731
* Hornbeck Offshore Services Inc.	186,199	2,519
* Era Group Inc.	135,006	2,021
CARBO Ceramics Inc.	81,586	1,549
* REX American Resources Corp.	30,239	1,531
* Northern Oil and Gas Inc.	324,343	1,434
* Geospace Technologies Corp.	92,823	1,282
* Stone Energy Corp.	217,410	1,078
Tesco Corp.	144,309	1,030
* Bonanza Creek Energy Inc.	252,397	1,027
* Cloud Peak Energy Inc.	384,002	1,010
* Contango Oil & Gas Co.	109,248	830
Gulf Island Fabrication Inc.	68,030	716
* Bill Barrett Corp.	156,083	515
* Pioneer Energy Services Corp.	233,795	491
Gulfmark Offshore Inc.	76,443	467
* Basic Energy Services Inc.	98,047	324
* Rex Energy Corp.	153,656	318
* ION Geophysical Corp.	282,736	110
* Penn Virginia Corp.	102,332	54
* Approach Resources Inc.	5,911	11
		88,310
Financials (21.0%)
MarketAxess Holdings Inc.	213,998	19,876
PrivateBancorp Inc.	443,902	17,015
ProAssurance Corp.	330,211	16,203
* PRA Group Inc.	285,512	15,109
* Texas Capital Bancshares Inc.	268,298	14,064
Wintrust Financial Corp.	263,100	14,057
United Bankshares Inc.	354,699	13,475
Home BancShares Inc.	321,383	13,016
FNB Corp.	1,000,951	12,962
Interactive Brokers Group Inc.	323,801	12,780
MB Financial Inc.	379,401	12,384
UMB Financial Corp.	235,928	11,988
GEO Group Inc.	385,450	11,463

Glacier Bancorp Inc.	422,996	11,163
First Financial Bankshares Inc.	351,094	11,158
RLI Corp.	205,174	10,983
American Equity Investment Life Holding Co.	456,221	10,635
Evercore Partners Inc. Class A	200,514	10,074
* BofI Holding Inc.	77,081	9,930
Sterling Bancorp	665,195	9,891
Selective Insurance Group Inc.	318,264	9,885
Columbia Banking System Inc.	311,664	9,727
Post Properties Inc.	165,185	9,629
National Penn Bancshares Inc.	815,819	9,586
Pinnacle Financial Partners Inc.	189,130	9,345
Old National Bancorp	647,011	9,013
CVB Financial Corp.	534,082	8,919
EPR Properties	169,962	8,765
Acadia Realty Trust	288,443	8,673
Community Bank System Inc.	229,772	8,541
Financial Engines Inc.	288,528	8,503
Astoria Financial Corp.	486,292	7,829
Healthcare Realty Trust Inc.	309,918	7,701
Horace Mann Educators Corp.	228,625	7,595
First Midwest Bancorp Inc.	428,381	7,514
Northwest Bancshares Inc.	569,787	7,407
Medical Properties Trust Inc.	661,192	7,313
LegacyTexas Financial Group Inc.	237,858	7,250
DiamondRock Hospitality Co.	637,422	7,044
BBCN Bancorp Inc.	451,525	6,782
NBT Bancorp Inc.	250,430	6,747
Independent Bank Corp.	143,593	6,620
Westamerica Bancorporation	148,942	6,619
United Community Banks Inc.	322,615	6,594
First Financial Bancorp	335,790	6,407
HFF Inc. Class A	189,168	6,386
* First Cash Financial Services Inc.	158,497	6,349
First Commonwealth Financial Corp.	688,522	6,259
Provident Financial Services Inc.	307,603	5,998
Talmer Bancorp Inc. Class A	351,014	5,844
Kite Realty Group Trust	240,892	5,736
Boston Private Financial Holdings Inc.	477,946	5,592
S&T Bancorp Inc.	170,241	5,553
Cousins Properties Inc.	599,271	5,525
EastGroup Properties Inc.	99,527	5,392
Simmons First National Corp. Class A	111,153	5,328
Infinity Property & Casualty Corp.	66,112	5,325
Banner Corp.	110,677	5,287
AMERISAFE Inc.	105,558	5,249
PS Business Parks Inc.	65,144	5,171
Stewart Information Services Corp.	121,316	4,963
* Encore Capital Group Inc.	133,485	4,939
Universal Insurance Holdings Inc.	166,997	4,933
LTC Properties Inc.	115,398	4,924
Lexington Realty Trust	604,897	4,900
* Navigators Group Inc.	60,654	4,730
American Assets Trust Inc.	114,267	4,669
Retail Opportunity Investments Corp.	279,660	4,626
Hanmi Financial Corp.	181,237	4,567
Cash America International Inc.	162,616	4,548
Education Realty Trust Inc.	135,990	4,481

Pennsylvania REIT	225,225	4,466
City Holding Co.	89,318	4,403
United Fire Group Inc.	124,098	4,350
Greenhill & Co. Inc.	151,092	4,302
Chesapeake Lodging Trust	162,874	4,244
Cardinal Financial Corp.	181,172	4,169
* Green Dot Corp. Class A	235,161	4,139
Brookline Bancorp Inc.	401,390	4,070
Sabra Health Care REIT Inc.	174,886	4,054
Virtus Investment Partners Inc.	39,966	4,017
Wilshire Bancorp Inc.	381,192	4,006
Safety Insurance Group Inc.	73,366	3,973
Employers Holdings Inc.	177,215	3,950
Southside Bancshares Inc.	139,599	3,846
CoreSite Realty Corp.	74,035	3,808
Parkway Properties Inc.	243,967	3,796
* Walker & Dunlop Inc.	143,500	3,742
Central Pacific Financial Corp.	177,873	3,730
Tompkins Financial Corp.	66,372	3,542
Oritani Financial Corp.	222,795	3,480
* LendingTree Inc.	37,280	3,468
* First NBC Bank Holding Co.	90,767	3,180
TrustCo Bank Corp. NY	537,643	3,140
Capstead Mortgage Corp.	317,146	3,137
* Piper Jaffray Cos.	84,779	3,066
Summit Hotel Properties Inc.	247,014	2,883
Investment Technology Group Inc.	212,550	2,835
Dime Community Bancshares Inc.	166,932	2,821
Government Properties Income Trust	152,653	2,442
* First BanCorp	683,335	2,433
Inland Real Estate Corp.	274,308	2,222
HCI Group Inc.	57,265	2,220
Saul Centers Inc.	42,648	2,207
* Forestar Group Inc.	161,264	2,121
* Ezcorp Inc. Class A	331,635	2,046
Universal Health Realty Income Trust	42,833	2,011
Northfield Bancorp Inc.	130,598	1,986
Bank Mutual Corp.	247,406	1,900
Agree Realty Corp.	60,917	1,818
Urstadt Biddle Properties Inc. Class A	86,797	1,627
CareTrust REIT Inc.	129,586	1,471
Getty Realty Corp.	89,490	1,414
* World Acceptance Corp.	50,486	1,355
Cedar Realty Trust Inc.	216,542	1,345
* eHealth Inc.	103,134	1,321
United Insurance Holdings Corp.	89,579	1,178
Calamos Asset Management Inc. Class A	107,859	1,023
OFG Bancorp	109,910	960
* Enova International Inc.	74,348	760
Franklin Street Properties Corp.	19,542	210
		736,195
Health Care (13.0%)
* Amsurg Corp.	273,687	21,268
* ABIOMED Inc.	216,334	20,067
* Medicines Co.	373,388	14,174
* Medidata Solutions Inc.	322,210	13,568
Chemed Corp.	99,815	13,322

* Prestige Brands Holdings Inc.	292,534	13,211
* Impax Laboratories Inc.	373,959	13,167
* NuVasive Inc.	268,111	12,928
Cantel Medical Corp.	190,294	10,790
* Masimo Corp.	263,881	10,175
* Haemonetics Corp.	293,013	9,470
* Integra LifeSciences Holdings Corp.	156,690	9,331
* Neogen Corp.	206,376	9,285
* Cyberonics Inc.	147,904	8,990
* Ligand Pharmaceuticals Inc.	104,582	8,958
* Magellan Health Inc.	154,765	8,579
* ICU Medical Inc.	76,514	8,378
* Nektar Therapeutics	745,998	8,176
* AMN Healthcare Services Inc.	264,518	7,938
* Greatbatch Inc.	140,108	7,905
CONMED Corp.	158,441	7,564
* IPC Healthcare Inc.	96,521	7,499
Kindred Healthcare Inc.	474,631	7,475
* Amedisys Inc.	186,798	7,093
* Natus Medical Inc.	179,273	7,072
* MedAssets Inc.	351,883	7,059
* Cambrex Corp.	177,153	7,029
* Air Methods Corp.	201,335	6,864
* ExamWorks Group Inc.	218,265	6,382
* Lannett Co. Inc.	153,669	6,380
* Depomed Inc.	336,819	6,349
* Acorda Therapeutics Inc.	238,937	6,334
* Omnicell Inc.	199,476	6,204
Select Medical Holdings Corp.	555,416	5,993
Analogic Corp.	70,050	5,747
* Momenta Pharmaceuticals Inc.	350,098	5,745
* Merit Medical Systems Inc.	237,969	5,690
* HealthEquity Inc.	188,822	5,580
Ensign Group Inc.	124,097	5,290
Abaxis Inc.	119,937	5,276
* MiMedx Group Inc.	540,558	5,216
* Repligen Corp.	178,165	4,962
* PharMerica Corp.	170,501	4,854
* Emergent BioSolutions Inc.	164,307	4,681
* HMS Holdings Corp.	500,362	4,388
Aceto Corp.	152,385	4,183
Meridian Bioscience Inc.	229,869	3,931
* Luminex Corp.	212,026	3,585
* Cynosure Inc. Class A	118,222	3,551
* Affymetrix Inc.	411,284	3,512
* Inogen Inc.	72,173	3,504
* LHC Group Inc.	71,883	3,218
Quality Systems Inc.	243,265	3,036
* Providence Service Corp.	66,879	2,915
* HealthStream Inc.	123,190	2,687
* Supernus Pharmaceuticals Inc.	188,898	2,650
* Vascular Solutions Inc.	80,857	2,621
Computer Programs & Systems Inc.	59,514	2,507
* Albany Molecular Research Inc.	143,626	2,502
* Hanger Inc.	182,651	2,491
* Anika Therapeutics Inc.	76,798	2,445
Invacare Corp.	166,657	2,412
* Enanta Pharmaceuticals Inc.	64,590	2,334

* Cross Country Healthcare Inc.	167,446	2,279
* Healthways Inc.	196,841	2,189
* CorVel Corp.	66,618	2,152
* Spectrum Pharmaceuticals Inc.	346,879	2,074
Landauer Inc.	52,681	1,949
* Sagent Pharmaceuticals Inc.	122,889	1,884
* ANI Pharmaceuticals Inc.	45,309	1,790
* AngioDynamics Inc.	134,386	1,773
* Almost Family Inc.	43,246	1,732
* SurModics Inc.	76,418	1,669
CryoLife Inc.	143,961	1,401
		457,382
Industrials (16.2%)
Allegiant Travel Co. Class A	78,733	17,026
EMCOR Group Inc.	381,392	16,877
Curtiss-Wright Corp.	268,721	16,774
EnerSys	270,307	14,483
* Dycom Industries Inc.	189,415	13,706
Healthcare Services Group Inc.	399,048	13,448
* Moog Inc. Class A	221,711	11,988
Barnes Group Inc.	270,406	9,748
* On Assignment Inc.	263,499	9,723
Mueller Industries Inc.	321,462	9,509
Korn/Ferry International	282,141	9,330
Hillenbrand Inc.	358,348	9,321
Matson Inc.	241,599	9,299
UniFirst Corp.	86,771	9,268
* WageWorks Inc.	199,611	8,998
Tetra Tech Inc.	369,202	8,975
Watts Water Technologies Inc. Class A	162,694	8,594
Applied Industrial Technologies Inc.	220,059	8,395
Knight Transportation Inc.	342,427	8,218
Mobile Mini Inc.	263,619	8,117
ABM Industries Inc.	293,106	8,005
Matthews International Corp. Class A	163,212	7,992
Interface Inc. Class A	354,663	7,959
Simpson Manufacturing Co. Inc.	232,946	7,801
* Hawaiian Holdings Inc.	304,076	7,505
G&K Services Inc. Class A	112,486	7,494
* Hub Group Inc. Class A	201,685	7,343
Apogee Enterprises Inc.	164,277	7,335
Essendant Inc.	225,662	7,318
Forward Air Corp.	174,477	7,239
Brink's Co.	267,776	7,233
AZZ Inc.	145,358	7,077
Exponent Inc.	150,421	6,703
* TASER International Inc.	301,939	6,650
Heartland Express Inc.	332,800	6,636
Universal Forest Products Inc.	113,407	6,541
Actuant Corp. Class A	339,519	6,244
* SPX FLOW Inc.	178,500	6,146
Franklin Electric Co. Inc.	222,554	6,060
John Bean Technologies Corp.	155,333	5,941
Tennant Co.	105,347	5,918
Comfort Systems USA Inc.	213,762	5,827
Insperity Inc.	129,861	5,705
* Aerojet Rocketdyne Holdings Inc.	345,273	5,587

Kaman Corp.	154,543	5,540
Standex International Corp.	72,604	5,471
ESCO Technologies Inc.	150,862	5,416
* TrueBlue Inc.	235,447	5,290
US Ecology Inc.	119,699	5,225
Brady Corp. Class A	263,484	5,180
Cubic Corp.	119,273	5,002
Lindsay Corp.	73,166	4,960
SkyWest Inc.	296,685	4,949
EnPro Industries Inc.	126,274	4,946
Federal Signal Corp.	357,086	4,896
* Atlas Air Worldwide Holdings Inc.	141,583	4,893
Briggs & Stratton Corp.	248,135	4,791
AAON Inc.	239,246	4,637
* Navigant Consulting Inc.	287,948	4,581
Albany International Corp.	159,785	4,571
* American Woodmark Corp.	66,578	4,319
* Saia Inc.	138,776	4,295
CIRCOR International Inc.	95,983	3,851
Griffon Corp.	243,354	3,838
Quanex Building Products Corp.	211,030	3,834
* Aegion Corp. Class A	224,706	3,703
ArcBest Corp.	138,169	3,561
Astec Industries Inc.	106,254	3,561
General Cable Corp.	298,094	3,547
AAR Corp.	186,911	3,546
Resources Connection Inc.	232,187	3,499
Encore Wire Corp.	106,322	3,474
* PGT Inc.	265,182	3,256
* Roadrunner Transportation Systems Inc.	169,802	3,124
Viad Corp.	106,893	3,099
* Gibraltar Industries Inc.	166,351	3,053
* Engility Holdings Inc.	110,859	2,858
SPX Corp.	237,800	2,835
* Echo Global Logistics Inc.	144,356	2,829
* Lydall Inc.	97,211	2,770
* MYR Group Inc.	94,742	2,482
Harsco Corp.	266,004	2,413
Celadon Group Inc.	149,270	2,391
National Presto Industries Inc.	28,020	2,361
* DXP Enterprises Inc.	83,512	2,278
* Aerovironment Inc.	112,864	2,262
Marten Transport Ltd.	139,834	2,261
Kelly Services Inc. Class A	156,596	2,214
Titan International Inc.	322,248	2,130
* Veritiv Corp.	55,186	2,055
Powell Industries Inc.	62,186	1,872
Heidrick & Struggles International Inc.	93,912	1,827
American Science & Engineering Inc.	40,710	1,448
* Orion Marine Group Inc.	198,969	1,190
* Chart Industries Inc.	61,060	1,173
* Vicor Corp.	106,910	1,090
* UTi Worldwide Inc.	44,824	206
CDI Corp.	22,266	190
* Republic Airways Holdings Inc.	9,504	55
		567,154

Information Technology (16.5%)
* Dealertrack Technologies Inc.	298,118	18,829
j2 Global Inc.	255,090	18,073
* Microsemi Corp.	532,675	17,482
* ViaSat Inc.	243,997	15,687
Blackbaud Inc.	261,287	14,663
* Take-Two Interactive Software Inc.	475,077	13,649
SYNNEX Corp.	156,266	13,292
Heartland Payment Systems Inc.	209,751	13,216
Littelfuse Inc.	127,720	11,642
* Electronics For Imaging Inc.	265,364	11,485
* Cirrus Logic Inc.	361,326	11,385
MKS Instruments Inc.	303,280	10,169
* MicroStrategy Inc. Class A	51,592	10,136
* Sanmina Corp.	473,230	10,113
Monolithic Power Systems Inc.	196,327	10,052
* CACI International Inc. Class A	133,014	9,839
* LogMeIn Inc.	134,696	9,181
Tessera Technologies Inc.	275,925	8,943
* Anixter International Inc.	151,658	8,763
* comScore Inc.	184,668	8,522
* Cardtronics Inc.	255,663	8,360
* OSI Systems Inc.	106,950	8,231
* Progress Software Corp.	304,502	7,865
* Coherent Inc.	139,588	7,635
* Plexus Corp.	194,088	7,488
* Virtusa Corp.	145,297	7,455
* Synchronoss Technologies Inc.	220,503	7,233
Power Integrations Inc.	168,977	7,126
* Viavi Solutions Inc.	1,320,563	7,091
* Benchmark Electronics Inc.	310,550	6,758
Methode Electronics Inc.	210,836	6,726
* ExlService Holdings Inc.	175,852	6,494
* Itron Inc.	202,976	6,477
* Stamps.com Inc.	83,671	6,192
* Insight Enterprises Inc.	239,025	6,179
NIC Inc.	340,800	6,036
CSG Systems International Inc.	194,037	5,976
* Sykes Enterprises Inc.	225,225	5,743
* ScanSource Inc.	160,327	5,685
* Super Micro Computer Inc.	206,084	5,618
* Advanced Energy Industries Inc.	210,352	5,532
* Semtech Corp.	364,938	5,511
* Rogers Corp.	102,718	5,463
MTS Systems Corp.	89,950	5,407
* NETGEAR Inc.	180,462	5,264
* Lumentum Holdings Inc.	306,363	5,193
* Bottomline Technologies de Inc.	207,498	5,190
* Cabot Microelectronics Corp.	133,678	5,179
* QLogic Corp.	479,692	4,917
Monotype Imaging Holdings Inc.	221,616	4,836
* Veeco Instruments Inc.	234,600	4,812
Badger Meter Inc.	82,068	4,765
* Ixia	320,543	4,645
Ebix Inc.	181,276	4,525
* Diodes Inc.	207,646	4,437
* Constant Contact Inc.	182,383	4,421
* II-VI Inc.	267,488	4,301

Brooks Automation Inc.	357,573	4,187
* Kulicke & Soffa Industries Inc.	450,558	4,136
ADTRAN Inc.	279,314	4,078
* Rofin-Sinar Technologies Inc.	153,210	3,973
CTS Corp.	192,029	3,554
* FARO Technologies Inc.	97,757	3,422
* CalAmp Corp.	208,150	3,349
ManTech International Corp. Class A	128,851	3,311
* Harmonic Inc.	570,767	3,310
* Monster Worldwide Inc.	514,677	3,304
* Newport Corp.	223,811	3,077
* Fabrinet	163,610	2,999
* Blucora Inc.	215,947	2,974
* Perficient Inc.	192,334	2,968
* Mercury Systems Inc.	185,429	2,950
TeleTech Holdings Inc.	108,822	2,915
* Ultratech Inc.	175,870	2,817
* Interactive Intelligence Group Inc.	92,551	2,750
* DTS Inc.	96,103	2,566
* VASCO Data Security International Inc.	150,443	2,564
* ePlus Inc.	30,373	2,402
Epiq Systems Inc.	183,549	2,371
Forrester Research Inc.	75,008	2,358
* Rudolph Technologies Inc.	187,980	2,340
* LivePerson Inc.	303,666	2,296
Pericom Semiconductor Corp.	121,762	2,222
* CEVA Inc.	117,623	2,184
* TTM Technologies Inc.	348,397	2,171
Park Electrochemical Corp.	118,860	2,091
* XO Group Inc.	144,308	2,039
Comtech Telecommunications Corp.	94,465	1,947
Daktronics Inc.	216,395	1,876
* Nanometrics Inc.	150,703	1,830
* Exar Corp.	296,468	1,764
* Digi International Inc.	148,794	1,754
Checkpoint Systems Inc.	237,110	1,719
* DHI Group Inc.	231,457	1,692
Black Box Corp.	103,763	1,529
Cohu Inc.	136,816	1,349
* Ciber Inc.	413,997	1,317
* QuinStreet Inc.	222,145	1,233
Bel Fuse Inc. Class B	63,368	1,232
* DSP Group Inc.	128,574	1,171
* Liquidity Services Inc.	158,152	1,169
* Kopin Corp.	353,847	1,111
* Agilysys Inc.	99,477	1,106
Electro Scientific Industries Inc.	183,612	852
* Tangoe Inc.	77,561	558
		578,774
Materials (4.7%)
Balchem Corp.	175,683	10,676
HB Fuller Co.	284,863	9,668
Kaiser Aluminum Corp.	106,314	8,532
* Headwaters Inc.	417,532	7,850
KapStone Paper and Packaging Corp.	458,525	7,570
* Stillwater Mining Co.	660,321	6,821
Schweitzer-Mauduit International Inc.	178,829	6,148

Innospec Inc.	131,619	6,122
OM Group Inc.	181,923	5,983
A Schulman Inc.	183,401	5,955
Quaker Chemical Corp.	75,126	5,791
* Boise Cascade Co.	219,069	5,525
* Clearwater Paper Corp.	113,861	5,379
Neenah Paper Inc.	91,967	5,360
* Flotek Industries Inc.	299,811	5,007
Calgon Carbon Corp.	308,917	4,813
Stepan Co.	111,450	4,637
Globe Specialty Metals Inc.	368,761	4,473
Innophos Holdings Inc.	110,348	4,374
PH Glatfelter Co.	245,705	4,231
Deltic Timber Corp.	63,779	3,815
Materion Corp.	117,514	3,528
* Kraton Performance Polymers Inc.	193,207	3,458
SunCoke Energy Inc.	398,120	3,097
* AK Steel Holding Corp.	1,173,375	2,828
Haynes International Inc.	71,554	2,708
Koppers Holdings Inc.	131,472	2,652
TimkenSteel Corp.	209,112	2,116
Tredegar Corp.	160,053	2,093
Myers Industries Inc.	152,323	2,041
Wausau Paper Corp.	282,660	1,809
Hawkins Inc.	46,842	1,803
American Vanguard Corp.	155,619	1,799
FutureFuel Corp.	131,815	1,302
* LSB Industries Inc.	69,198	1,060
* Intrepid Potash Inc.	129,933	720
Rayonier Advanced Materials Inc.	111,219	681
* Century Aluminum Co.	144,157	663
Olympic Steel Inc.	66,291	660
		163,748
Other (3.9%)
2 Vanguard REIT ETF	1,800,000	135,972
* Gerber Scientific Inc. CVR	110,699	—
		135,972
Telecommunication Services (0.8%)
Consolidated Communications Holdings Inc.	251,564	4,848
Atlantic Tele-Network Inc.	56,755	4,196
* 8x8 Inc.	501,223	4,145
* Cincinnati Bell Inc.	1,189,908	3,713
* General Communication Inc. Class A	184,155	3,179
* Iridium Communications Inc.	503,817	3,098
Spok Holdings Inc.	124,920	2,056
Lumos Networks Corp.	113,595	1,381
		26,616
Utilities (4.2%)
Piedmont Natural Gas Co. Inc.	435,001	17,430
UIL Holdings Corp.	318,819	16,027
Southwest Gas Corp.	265,213	15,467
New Jersey Resources Corp.	471,120	14,148
NorthWestern Corp.	261,890	14,098
Laclede Group Inc.	235,216	12,826
ALLETE Inc.	248,281	12,536
Avista Corp.	329,706	10,963
South Jersey Industries Inc.	369,065	9,319

Vanguard Tax-Managed Small-Cap Fund

American States Water Co.			220,688	9,136
El Paso Electric Co.			229,681	8,457
Northwest Natural Gas Co.			154,281	7,072
				147,479
Total Common Stocks (Cost $2,558,137)				3,507,750
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
3 Vanguard Market Liquidity Fund	0.189%		7,122,000	7,122

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.095%	10/7/15	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.114%	10/28/15	700	700
				1,200
Total Temporary Cash Investments (Cost $8,322)				8,322
Total Investments (100.4%) (Cost $2,566,459)				3,516,072
Other Assets and Liabilities-Net (-0.4%)				(12,771)
Net Assets (100%)				3,503,301

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.5% and -0.01%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Vanguard Tax-Managed Small-Cap Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,507,750	—	—
Temporary Cash Investments	7,122	1,200	—
Futures Contracts—Assets[1]	321	—	—
Futures Contracts—Liabilities[1]	(79)	—	—
Total	3,515,114	1,200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	110	12,055	(32)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2015, the cost of investment securities for tax purposes was $2,566,459,000. Net unrealized appreciation of investment securities for tax purposes was $949,613,000 consisting of

Vanguard Tax-Managed Small-Cap Fund

unrealized gains of $1,072,645,000 on securities that had risen in value since their purchase and $123,032,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of September 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Australia (6.2%)
Commonwealth Bank of Australia	6,381,430	327,550
Westpac Banking Corp.	11,963,270	251,312
National Australia Bank Ltd.	9,824,065	207,907
Australia & New Zealand Banking Group Ltd.	10,794,562	206,243
BHP Billiton Ltd.	12,060,262	190,484
Wesfarmers Ltd.	4,204,432	116,224
CSL Ltd.	1,757,501	110,606
Woolworths Ltd.	4,758,661	83,413
Telstra Corp. Ltd.	16,190,642	64,013
Macquarie Group Ltd.	1,140,867	61,830
Woodside Petroleum Ltd.	2,693,608	55,129
Rio Tinto Ltd.	1,594,839	54,870
Scentre Group	19,120,193	52,625
Westfield Corp.	7,262,644	51,105
Transurban Group	7,189,726	50,363
QBE Insurance Group Ltd.	5,142,869	46,835
AMP Ltd.	11,011,989	43,251
Suncorp Group Ltd.	4,836,603	41,608
Amcor Ltd.	4,431,828	41,215
Brambles Ltd.	5,838,857	40,110
Insurance Australia Group Ltd.	9,138,236	31,245
AGL Energy Ltd.	2,523,932	28,406
Goodman Group	6,602,000	27,290
Aurizon Holdings Ltd.	7,723,815	27,287
Federation Centres	13,623,660	26,308
* Newcrest Mining Ltd.	2,875,313	25,874
APA Group	4,191,719	25,299
Stockland	8,892,937	24,161
Oil Search Ltd.	4,419,939	22,442
Caltex Australia Ltd.	1,014,414	22,393
Asciano Ltd.	3,676,190	21,764
GPT Group	6,659,412	21,165
James Hardie Industries plc	1,679,035	20,268
Ramsay Health Care Ltd.	487,543	20,108
Sonic Healthcare Ltd.	1,516,041	19,500
* South32 Ltd.	20,030,383	19,361
ASX Ltd.	723,788	19,323
Dexus Property Group	3,650,541	18,409
Origin Energy Ltd.	4,180,025	18,289
Medibank Pvt Ltd.	10,302,040	17,551
Incitec Pivot Ltd.	6,306,678	17,383
Lend Lease Group	1,947,963	17,246
Sydney Airport	4,089,104	17,186
Mirvac Group	13,908,241	16,887
^ Orica Ltd.	1,396,921	14,826
Tatts Group Ltd.	5,505,760	14,608
Aristocrat Leisure Ltd.	2,391,712	14,546
Computershare Ltd.	1,856,617	13,864

Vanguard Developed Markets Index Fund

	Coca-Cola Amatil Ltd.	2,042,115	12,946
	Cochlear Ltd.	214,359	12,613
	Bendigo & Adelaide Bank Ltd.	1,706,187	11,924
	Bank of Queensland Ltd.	1,389,570	11,376
	Treasury Wine Estates Ltd.	2,444,126	11,325
	Healthscope Ltd.	6,110,637	10,983
	Seek Ltd.	1,293,492	10,962
	Challenger Ltd.	2,144,542	10,823
	Boral Ltd.	2,876,694	10,699
	Santos Ltd.	3,758,978	10,637
*	Qantas Airways Ltd.	4,030,563	10,582
	Echo Entertainment Group Ltd.	3,071,009	10,508
	Tabcorp Holdings Ltd.	3,106,581	10,227
	Crown Resorts Ltd.	1,427,520	9,985
	TPG Telecom Ltd.	1,199,132	9,191
^	Fortescue Metals Group Ltd.	6,041,479	7,799
	Ansell Ltd.	578,070	7,655
	Orora Ltd.	4,527,873	7,390
	Alumina Ltd.	9,187,672	7,310
	Iluka Resources Ltd.	1,616,655	7,102
^	IOOF Holdings Ltd.	1,125,956	6,795
	AusNet Services	6,562,613	6,308
	CIMIC Group Ltd.	376,928	6,262
^	REA Group Ltd.	196,709	6,160
	Recall Holdings Ltd.	1,160,142	5,989
	Fairfax Media Ltd.	9,046,000	5,655
	DuluxGroup Ltd.	1,450,630	5,480
	BlueScope Steel Ltd.	2,135,176	5,439
	Harvey Norman Holdings Ltd.	1,974,088	5,407
^	Flight Centre Travel Group Ltd.	210,069	5,351
	Adelaide Brighton Ltd.	1,699,560	5,213
	ALS Ltd.	1,588,208	5,165
	Perpetual Ltd.	163,634	4,584
	Sims Metal Management Ltd.	637,748	4,352
	Macquarie Atlas Roads Group	1,546,234	4,247
	Platinum Asset Management Ltd.	878,699	4,198
	CSR Ltd.	1,892,986	3,867
	Downer EDI Ltd.	1,632,690	3,860
	Shopping Centres Australasia Property Group	2,775,159	3,814
	Nufarm Ltd.	663,966	3,814
	WorleyParsons Ltd.	829,599	3,473
	OZ Minerals Ltd.	1,138,581	2,674
^	Metcash Ltd.	3,488,356	2,589
	Seven West Media Ltd.	3,396,897	1,774
	GWA Group Ltd.	827,309	1,449
*,^ Whitehaven Coal Ltd.		2,224,045	1,412
	New Hope Corp. Ltd.	898,264	1,116
*	BGP Holdings PLC	7,179,555	—
			2,998,166
Austria (0.2%)
*	Erste Group Bank AG	1,079,513	31,372
	voestalpine AG	426,790	14,674
	OMV AG	538,536	13,104
	ANDRITZ AG	273,755	12,336
*	IMMOFINANZ AG	2,816,313	6,496
*	Raiffeisen Bank International AG	435,998	5,730

Vanguard Developed Markets Index Fund

Vienna Insurance Group AG Wiener Versicherung Gruppe	142,174	4,192
^ Verbund AG	192,470	2,553
Telekom Austria AG	289,978	1,636
		92,093
Belgium (1.2%)
Anheuser-Busch InBev SA/NV	2,997,109	318,761
KBC Groep NV	1,033,974	65,391
UCB SA	457,660	35,854
Delhaize Group	385,283	34,152
Ageas	775,778	31,882
Groupe Bruxelles Lambert SA	291,671	22,011
^ Solvay SA Class A	211,878	21,654
Proximus	526,380	18,209
Umicore SA	406,506	15,677
* Colruyt SA	248,745	11,989
* Telenet Group Holding NV	184,893	10,621
bpost SA	371,529	8,835
		595,036
Canada (0.0%)
* Concordia Healthcare Corp.	90,545	3,863

Denmark (1.8%)
Novo Nordisk A/S Class B	6,936,035	374,300
Danske Bank A/S	2,901,973	87,699
Pandora A/S	430,625	50,305
Vestas Wind Systems A/S	835,676	43,446
AP Moeller - Maersk A/S Class B	24,639	37,981
Novozymes A/S	853,826	37,263
Carlsberg A/S Class B	397,650	30,556
Coloplast A/S Class B	378,289	26,820
AP Moeller - Maersk A/S Class A	16,956	25,541
DSV A/S	628,580	23,488
ISS A/S	642,877	21,354
Chr Hansen Holding A/S	330,930	18,510
* Genmab A/S	199,879	18,380
TDC A/S	3,008,708	15,517
* Jyske Bank A/S	266,071	14,722
Tryg A/S	430,338	8,361
* William Demant Holding A/S	88,665	7,366
* H Lundbeck A/S	220,140	5,869
		847,478
Finland (0.9%)
Nokia Oyj	14,080,348	96,279
Sampo Oyj Class A	1,768,917	85,611
Kone Oyj Class B	1,426,941	54,306
UPM-Kymmene Oyj	2,000,100	30,023
Fortum Oyj	1,675,030	24,784
Wartsila OYJ Abp	585,462	23,233
Elisa Oyj	596,085	20,164
Nokian Renkaat Oyj	506,462	16,395
Stora Enso Oyj	2,155,817	16,312
Orion Oyj Class B	379,328	14,354
Neste Oyj	482,565	11,106
Metso Oyj	504,762	10,501

Vanguard Developed Markets Index Fund

Kesko Oyj Class B	254,843	9,027
		412,095
France (8.8%)
Sanofi	4,244,471	404,076
TOTAL SA	7,732,185	347,818
BNP Paribas SA	3,669,078	216,015
AXA SA	7,238,543	175,745
LVMH Moet Hennessy Louis Vuitton SE	941,092	160,215
Danone SA	2,135,710	134,813
Airbus Group SE	2,082,329	123,316
Societe Generale SA	2,752,662	123,020
Schneider Electric SE	2,075,841	116,246
Vinci SA	1,753,222	111,486
Orange SA	7,162,752	108,583
Vivendi SA	4,422,049	104,766
Essilor International SA	748,677	91,465
L'Oreal SA	523,779	91,041
Air Liquide SA	743,987	88,202
Engie	5,345,343	86,491
Safran SA	1,048,538	78,842
Cie de Saint-Gobain	1,732,320	75,184
Pernod Ricard SA	737,902	74,505
Air Liquide SA (Prime de fidelite)	545,732	64,698
Cie Generale des Etablissements Michelin	701,280	64,163
L'Oreal SA Loyalty Line	368,925	64,125
Carrefour SA	2,043,057	60,549
Cap Gemini SA	597,774	53,383
Legrand SA	998,013	53,098
Publicis Groupe SA	711,825	48,648
Renault SA	646,659	46,658
Kering	279,900	45,818
Veolia Environnement SA	1,750,314	39,918
Valeo SA	291,993	39,646
* Alcatel-Lucent	10,404,793	38,391
Christian Dior SE	195,136	36,560
Accor SA	758,996	35,587
SES SA	1,117,733	35,275
Dassault Systemes	470,783	34,793
Credit Agricole SA	2,922,068	33,641
Hermes International	90,163	32,821
Klepierre	666,017	30,186
Sodexo SA	343,064	28,466
Thales SA	388,174	27,066
Atos SE	330,411	25,398
Bouygues SA	708,352	25,139
*,^ Alstom SA	811,318	25,095
Ingenico Group	204,390	24,698
Groupe Eurotunnel SE	1,731,038	23,585
* Peugeot SA	1,459,512	22,115
Suez Environnement Co.	1,217,425	21,876
Bureau Veritas SA	971,205	20,502
Technip SA	417,309	19,749
Gemalto NV	302,710	19,680
Natixis SA	3,508,923	19,428
SCOR SE	529,168	19,003
Eutelsat Communications SA	616,205	18,900

Vanguard Developed Markets Index Fund

	Bollore SA	3,681,192	17,947
	Iliad SA	87,338	17,668
	Arkema SA	262,224	16,997
	Zodiac Aerospace	722,475	16,588
	Gecina SA	131,467	16,033
*	Numericable-SFR SAS	344,268	15,938
	STMicroelectronics NV	2,331,793	15,930
	Societe BIC SA	101,549	15,780
	Rexel SA	1,133,262	13,951
	Electricite de France SA	765,240	13,512
	Wendel SA	114,479	13,422
	Edenred	758,774	12,425
	Aeroports de Paris	108,214	12,282
	Lagardere SCA	424,478	11,762
	Fonciere Des Regions	134,331	11,713
	Casino Guichard Perrachon SA	215,965	11,501
	Credit Agricole SA Loyalty Line	951,298	10,952
	Eurazeo SA	153,154	10,201
	JCDecaux SA	279,323	10,154
	Eiffage SA	155,877	9,643
	SEB SA	100,400	9,260
	ICADE	132,705	9,004
	CNP Assurances	617,764	8,584
	Imerys SA	129,057	8,291
	Ipsen SA	129,043	8,005
	Faurecia	227,070	7,082
	Remy Cointreau SA	87,626	5,759
	BioMerieux	52,678	5,699
	Societe Television Francaise 1	394,797	5,552
	Euler Hermes Group	48,648	4,513
	Electricite de France SA Loyalty Line	229,038	4,044
^	Vallourec SA	435,182	3,866
*,^ Air France-KLM		438,633	3,067
			4,267,612
Germany (8.1%)
	Bayer AG	3,107,327	398,667
	Allianz SE	1,710,845	268,763
	Siemens AG	2,975,977	265,866
	BASF SE	3,468,195	265,261
	Daimler AG	3,589,549	261,332
	SAP SE	3,358,861	217,601
*	Deutsche Telekom AG	11,895,102	211,752
	Deutsche Bank AG	5,184,526	139,916
	Linde AG	695,210	112,920
	Bayerische Motoren Werke AG	1,222,657	106,668
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	555,950	103,832
	Deutsche Post AG	3,573,694	99,003
	Fresenius SE & Co. KGaA	1,473,277	98,898
	Continental AG	406,153	86,749
	Henkel AG & Co. KGaA Preference Shares	652,983	67,255
	Volkswagen AG Preference Shares	576,868	63,368
	Fresenius Medical Care AG & Co. KGaA	801,436	62,636
	adidas AG	751,890	60,623
	E.ON SE	7,042,343	60,434
	Deutsche Boerse AG	692,330	59,710
	Vonovia SE	1,743,192	56,107

Vanguard Developed Markets Index Fund

	Infineon Technologies AG	4,224,007	47,459
	Merck KGaA	485,212	42,959
*	Commerzbank AG	3,902,810	41,221
	ProSiebenSat.1 Media SE	800,798	39,308
	Henkel AG & Co. KGaA	439,477	38,845
	HeidelbergCement AG	528,410	36,287
	Deutsche Wohnen AG	1,262,703	33,770
	Beiersdorf AG	374,667	33,211
	Brenntag AG	581,002	31,347
	ThyssenKrupp AG	1,595,381	28,034
	Symrise AG	457,314	27,555
	HUGO BOSS AG	241,140	27,114
	GEA Group AG	665,528	25,377
	Porsche Automobil Holding SE Preference Shares	575,474	24,484
	K&S AG	719,500	24,142
	Hannover Rueck SE	226,564	23,207
	United Internet AG	443,938	22,507
*	QIAGEN NV	849,256	21,907
	RWE AG	1,815,335	20,629
	Wirecard AG	428,068	20,497
	METRO AG	619,050	17,128
	OSRAM Licht AG	318,480	16,500
	LANXESS AG	344,197	16,116
	MTU Aero Engines AG	190,837	15,977
	Bayerische Motoren Werke AG Preference Shares	202,626	13,936
	Evonik Industries AG	401,688	13,450
	MAN SE	131,714	13,418
^	Volkswagen AG	110,957	13,073
*,2 Zalando SE		393,707	13,039
	RTL Group SA	143,981	12,412
	Telefonica Deutschland Holding AG	1,992,111	12,182
*	Deutsche Lufthansa AG	870,561	12,119
	Fuchs Petrolub SE Preference Shares	265,323	11,743
	TUI AG	619,859	11,359
*	Kabel Deutschland Holding AG	79,427	10,358
	Axel Springer SE	155,191	8,678
	Fraport AG Frankfurt Airport Services Worldwide	138,618	8,571
	HOCHTIEF AG	94,294	7,873
^	Fielmann AG	93,281	6,392
^	Suedzucker AG	304,403	5,536
	Celesio AG	173,770	4,881
	FUCHS PETROLUB SE	126,634	4,868
	Wacker Chemie AG	55,230	4,201
	Talanx AG	139,288	4,173
^	Hella KGaA Hueck & Co.	115,154	4,170
^	Puma SE	7,877	1,631
	RWE AG Preference Shares	122,547	1,097
			3,942,102
Greece (0.1%)
	Hellenic Telecommunications Organization SA	910,568	8,001
	OPAP SA	789,019	7,152
*	National Bank of Greece SA	4,158,717	1,787
*	Alpha Bank AE	14,150,656	1,698
*	National Bank of Greece SA ADR	1,527,500	704
*	Piraeus Bank SA	7,951,445	696
			20,038

Vanguard Developed Markets Index Fund

Hong Kong (3.4%)
	AIA Group Ltd.	45,264,788	235,411
	CK Hutchison Holdings Ltd.	10,587,712	137,721
	Hong Kong Exchanges and Clearing Ltd.	4,502,150	103,284
	Sun Hung Kai Properties Ltd.	6,260,319	81,655
	Cheung Kong Property Holdings Ltd.	10,539,946	77,219
	Hang Seng Bank Ltd.	2,883,027	52,005
	CLP Holdings Ltd.	5,795,059	49,542
	Hong Kong & China Gas Co. Ltd.	25,625,332	48,052
	Link REIT	8,583,683	47,257
	Power Assets Holdings Ltd.	4,983,676	47,160
	Jardine Matheson Holdings Ltd.	920,069	43,566
	BOC Hong Kong Holdings Ltd.	13,521,349	39,878
	Hongkong Land Holdings Ltd.	4,419,553	29,265
	Wharf Holdings Ltd.	5,120,252	28,891
	Sands China Ltd.	9,072,689	27,558
	Swire Pacific Ltd. Class A	2,183,465	24,474
	Henderson Land Development Co. Ltd.	3,853,433	23,042
	MTR Corp. Ltd.	5,272,939	22,927
	Jardine Strategic Holdings Ltd.	841,671	22,640
	Galaxy Entertainment Group Ltd.	8,000,248	20,491
	Want Want China Holdings Ltd.	24,806,090	20,433
^	Cheung Kong Infrastructure Holdings Ltd.	2,246,771	20,137
	New World Development Co. Ltd.	20,276,740	19,747
	Hang Lung Properties Ltd.	8,422,484	18,945
	China Mengniu Dairy Co. Ltd.	5,095,302	17,968
	Techtronic Industries Co. Ltd.	4,726,949	17,622
	Sino Land Co. Ltd.	11,396,252	17,352
*,^ Goldin Financial Holdings Ltd.		7,819,987	16,746
	Li & Fung Ltd.	21,654,826	16,588
	AAC Technologies Holdings Inc.	2,645,167	16,546
	Samsonite International SA	4,814,489	15,733
	Bank of East Asia Ltd.	4,356,243	14,646
	Wheelock & Co. Ltd.	3,077,305	13,365
	Swire Properties Ltd.	4,417,235	12,243
	Yue Yuen Industrial Holdings Ltd.	3,124,160	11,623
	Tingyi Cayman Islands Holding Corp.	7,116,851	11,368
	Hysan Development Co. Ltd.	2,367,584	9,858
*	Semiconductor Manufacturing International Corp.	92,610,089	8,408
	PCCW Ltd.	15,249,278	7,850
^	Prada SPA	1,923,024	7,391
	Cathay Pacific Airways Ltd.	3,826,101	7,205
	VTech Holdings Ltd.	597,315	7,092
	Hopewell Holdings Ltd.	2,017,687	6,873
	NWS Holdings Ltd.	5,171,324	6,817
	Kerry Properties Ltd.	2,434,424	6,684
^	Sun Art Retail Group Ltd.	8,301,883	6,385
*,2 WH Group Ltd.		12,067,509	6,006
^	ASM Pacific Technology Ltd.	887,364	5,820
	New World China Land Ltd.	9,657,519	5,743
	First Pacific Co. Ltd./Hong Kong	8,575,738	5,239
^	Esprit Holdings Ltd.	6,999,403	5,212
^	SJM Holdings Ltd.	6,959,211	4,955
	Uni-President China Holdings Ltd.	4,842,722	4,697
*,^ Brightoil Petroleum Holdings Ltd.		12,838,536	4,544
*	Global Brands Group Holding Ltd.	21,418,428	4,434
^	Wynn Macau Ltd.	3,873,241	4,431

Vanguard Developed Markets Index Fund

	Champion REIT	8,755,556	4,374
*,^ Goldin Properties Holdings Ltd.		4,775,039	4,324
	Johnson Electric Holdings Ltd.	1,299,864	4,294
	Cafe de Coral Holdings Ltd.	1,232,690	4,126
	FIH Mobile Ltd.	8,858,964	4,075
	Haitong International Securities Group Ltd.	8,011,745	3,992
^	Melco International Development Ltd.	3,018,460	3,711
	Television Broadcasts Ltd.	1,071,349	3,575
	China Travel International Investment Hong Kong Ltd.	9,627,704	3,524
	Orient Overseas International Ltd.	747,305	3,516
	Imperial Pacific International Holdings Ltd.	160,006,895	3,489
	Shangri-La Asia Ltd.	3,999,753	3,473
	L'Occitane International SA	1,653,711	3,451
^	Chow Tai Fook Jewellery Group Ltd.	4,072,017	3,414
	MGM China Holdings Ltd.	2,848,271	3,318
	Xinyi Glass Holdings Ltd.	7,289,077	3,273
^	Xinyi Solar Holdings Ltd.	9,024,978	3,097
	Dah Sing Financial Holdings Ltd.	551,420	3,020
	Kerry Logistics Network Ltd.	2,087,862	2,975
	Shui On Land Ltd.	12,715,520	2,935
	Great Eagle Holdings Ltd.	977,688	2,915
	Shun Tak Holdings Ltd.	6,909,228	2,621
*,2 China Jicheng Holdings Ltd.		9,634,674	2,540
^	Guotai Junan International Holdings Ltd.	8,790,844	2,514
*	United Co. RUSAL plc	6,111,435	2,462
	Dah Sing Banking Group Ltd.	1,332,584	2,454
	Lifestyle International Holdings Ltd.	1,670,530	2,394
	Huabao International Holdings Ltd.	7,096,015	2,254
*	Good Resources Holdings Ltd.	7,462,473	2,164
*	China Oceanwide Holdings Ltd.	16,134,104	2,116
	Texwinca Holdings Ltd.	2,311,930	2,085
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,570,435	1,840
	Hopewell Highway Infrastructure Ltd.	3,443,660	1,718
^	Shougang Fushan Resources Group Ltd.	13,177,711	1,640
	Towngas China Co. Ltd.	2,499,066	1,536
	Kowloon Development Co. Ltd.	1,281,266	1,471
^	SA Sa International Holdings Ltd.	3,532,227	1,364
*,^ China Huarong Energy Co. Ltd.		25,134,960	1,014
*,^ Macau Legend Development Ltd.		5,874,505	839
^	Parkson Retail Group Ltd.	3,948,494	526
			1,659,167
Ireland (0.3%)
	Kerry Group plc Class A	547,963	41,224
*	Bank of Ireland	103,441,778	40,445
	Ryanair Holdings plc ADR	330,732	25,896
	Smurfit Kappa Group plc	883,064	23,791
	Glanbia plc	652,503	12,146
	Ryanair Holdings plc	166,813	2,441
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			145,943
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	3,606,721	203,831
	Bank Hapoalim BM	3,698,029	18,609
*	Bank Leumi Le-Israel BM	4,694,197	17,522
	Bezeq The Israeli Telecommunication Corp. Ltd.	7,206,253	13,791
	NICE-Systems Ltd.	198,041	11,092

Vanguard Developed Markets Index Fund

	Israel Chemicals Ltd.	1,661,035	8,548
*	Israel Discount Bank Ltd. Class A	3,944,215	7,212
	Elbit Systems Ltd.	88,571	6,547
	Azrieli Group	135,825	5,430
	Mizrahi Tefahot Bank Ltd.	428,214	5,063
	Frutarom Industries Ltd.	133,460	5,050
	Delek Group Ltd.	17,420	3,808
	Gazit-Globe Ltd.	321,963	3,227
	Osem Investments Ltd.	141,941	2,739
	Paz Oil Co. Ltd.	17,564	2,609
	Israel Corp. Ltd.	8,470	2,031
	First International Bank Of Israel Ltd.	156,532	1,945
	Melisron Ltd.	50,734	1,888
	Harel Insurance Investments & Financial Services Ltd.	403,749	1,678
*	Strauss Group Ltd.	119,230	1,600
*	Tower Semiconductor Ltd.	119,269	1,537
*	Oil Refineries Ltd.	3,904,087	1,434
	Shikun & Binui Ltd.	711,472	1,295
*	Clal Insurance Enterprises Holdings Ltd.	74,543	1,104
*	Partner Communications Co. Ltd.	258,870	1,028
	Delek Automotive Systems Ltd.	108,079	1,014
*	Cellcom Israel Ltd. (Registered)	146,378	919
	Migdal Insurance & Financial Holding Ltd.	753,034	685
*	Kenon Holdings Ltd.	45,581	599
			333,835
Italy (2.4%)
	Intesa Sanpaolo SPA (Registered)	45,223,354	159,761
	Eni SPA	9,256,472	145,608
	Enel SPA	25,794,686	115,096
	UniCredit SPA	18,405,333	114,743
	Assicurazioni Generali SPA	4,741,035	86,743
*	Telecom Italia SPA (Registered)	42,212,630	52,020
	Atlantia SPA	1,792,672	50,146
	Luxottica Group SPA	660,156	45,752
*	Fiat Chrysler Automobiles NV	3,291,218	42,778
	Snam SPA	8,152,733	41,872
	Terna Rete Elettrica Nazionale SPA	5,368,002	26,090
	Telecom Italia SPA (Bearer)	22,664,637	23,245
	Unione di Banche Italiane SCpA	3,249,672	23,058
	Pirelli & C. SPA	1,357,816	22,722
	CNH Industrial NV	3,447,112	22,470
	Tenaris SA	1,783,071	21,437
	Mediobanca SPA	2,061,288	20,281
*	Banco Popolare SC	1,352,440	20,010
*	Finmeccanica SPA	1,433,306	17,949
	Banca Monte dei Paschi di Siena SPA	9,026,109	16,084
	EXOR SPA	367,418	16,018
	Prysmian SPA	773,482	15,987
	Mediaset SPA	2,820,201	12,983
	Intesa Sanpaolo SPA	3,488,215	11,240
	Enel Green Power SPA	5,828,570	11,021
	Davide Campari-Milano SPA	1,058,424	8,430
	UnipolSai SPA	3,876,329	8,429
*,^ Saipem SPA		937,892	7,521
	Mediolanum SPA	960,901	6,864
^	Salvatore Ferragamo SPA	176,056	4,696

Vanguard Developed Markets Index Fund

Parmalat SPA	1,157,541	2,985
* Pirelli & C. SPA (Savings Shares)	44,454	743
		1,174,782
Japan (22.5%)
Toyota Motor Corp.	9,954,674	582,825
Mitsubishi UFJ Financial Group Inc.	52,264,617	315,795
Honda Motor Co. Ltd.	6,737,093	201,080
Sumitomo Mitsui Financial Group Inc.	4,881,594	185,112
Mizuho Financial Group Inc.	93,031,557	174,025
SoftBank Group Corp.	3,480,452	160,935
KDDI Corp.	7,057,722	157,974
Seven & i Holdings Co. Ltd.	2,930,088	133,709
Takeda Pharmaceutical Co. Ltd.	2,906,854	127,530
Japan Tobacco Inc.	3,901,870	121,037
East Japan Railway Co.	1,425,950	120,159
Sony Corp.	4,723,193	115,776
Canon Inc.	3,939,334	113,955
FANUC Corp.	735,003	113,072
Central Japan Railway Co.	682,181	109,986
Astellas Pharma Inc.	8,170,628	105,761
Tokio Marine Holdings Inc.	2,638,743	98,583
Mitsui Fudosan Co. Ltd.	3,563,110	97,670
Mitsubishi Estate Co. Ltd.	4,756,850	97,171
Murata Manufacturing Co. Ltd.	707,971	91,452
Hitachi Ltd.	17,431,638	87,961
NTT DOCOMO Inc.	5,107,053	86,141
Kao Corp.	1,885,163	85,456
Mitsubishi Corp.	5,179,612	84,902
Fuji Heavy Industries Ltd.	2,354,836	84,738
Bridgestone Corp.	2,412,093	83,473
Nissan Motor Co. Ltd.	8,826,289	81,154
Panasonic Corp.	7,994,816	80,909
Denso Corp.	1,888,204	79,982
Shin-Etsu Chemical Co. Ltd.	1,548,318	79,404
Fast Retailing Co. Ltd.	191,892	78,054
Keyence Corp.	171,783	76,715
Nomura Holdings Inc.	12,832,710	74,486
Mitsui & Co. Ltd.	6,399,344	71,925
Nintendo Co. Ltd.	406,807	68,568
Nippon Telegraph & Telephone Corp.	1,933,936	68,120
Mitsubishi Electric Corp.	7,425,622	68,023
Dai-ichi Life Insurance Co. Ltd.	4,245,830	67,593
ORIX Corp.	4,927,671	63,564
Nidec Corp.	911,388	62,673
Daiwa House Industry Co. Ltd.	2,428,379	60,202
Eisai Co. Ltd.	1,000,193	59,013
FUJIFILM Holdings Corp.	1,577,931	58,986
Kubota Corp.	4,231,301	58,233
ITOCHU Corp.	5,401,573	57,101
Daikin Industries Ltd.	1,002,494	56,226
Nippon Steel & Sumitomo Metal Corp.	3,053,307	55,640
Mitsubishi Heavy Industries Ltd.	12,046,184	53,873
Kyocera Corp.	1,172,513	53,701
Sumitomo Mitsui Trust Holdings Inc.	14,225,194	52,136
MS&AD Insurance Group Holdings Inc.	1,938,490	52,009
Komatsu Ltd.	3,542,195	51,994

Vanguard Developed Markets Index Fund

Sumitomo Realty & Development Co. Ltd.	1,632,759	51,967
Hoya Corp.	1,558,064	51,030
Toray Industries Inc.	5,704,937	49,321
Suzuki Motor Corp.	1,572,219	48,346
SMC Corp.	219,842	48,136
Asahi Group Holdings Ltd.	1,430,141	46,398
Otsuka Holdings Co. Ltd.	1,405,810	44,890
Resona Holdings Inc.	8,725,199	44,457
Daiichi Sankyo Co. Ltd.	2,540,252	44,078
Secom Co. Ltd.	729,770	43,889
West Japan Railway Co.	691,660	43,350
Dentsu Inc.	836,749	42,942
Tokyo Gas Co. Ltd.	8,709,660	42,131
Ajinomoto Co. Inc.	1,982,193	41,800
Shimano Inc.	296,248	41,622
Daiwa Securities Group Inc.	6,421,720	41,552
Kirin Holdings Co. Ltd.	3,157,733	41,419
Sompo Japan Nipponkoa Holdings Inc.	1,413,088	41,043
Sumitomo Corp.	4,232,358	40,929
Oriental Land Co. Ltd.	729,661	40,747
Ono Pharmaceutical Co. Ltd.	342,223	40,576
Aeon Co. Ltd.	2,604,404	40,404
Rakuten Inc.	3,142,725	40,172
Shionogi & Co. Ltd.	1,115,492	39,985
Chubu Electric Power Co. Inc.	2,668,784	39,349
* Tokyo Electric Power Co. Inc.	5,858,743	39,134
MEIJI Holdings Co. Ltd.	514,706	37,744
Olympus Corp.	1,209,423	37,732
Recruit Holdings Co. Ltd.	1,257,354	37,701
Sumitomo Electric Industries Ltd.	2,878,959	36,831
* Toshiba Corp.	14,338,646	36,123
Nitto Denko Corp.	590,651	35,376
Asahi Kasei Corp.	5,010,297	35,330
Terumo Corp.	1,230,020	34,813
Sekisui House Ltd.	2,209,096	34,603
Mazda Motor Corp.	2,134,118	33,722
JX Holdings Inc.	9,101,961	32,866
Shiseido Co. Ltd.	1,476,526	32,198
Tokyu Corp.	4,278,809	31,401
Inpex Corp.	3,467,496	31,002
Marubeni Corp.	6,266,322	30,701
* Kansai Electric Power Co. Inc.	2,756,267	30,642
Japan Exchange Group Inc.	2,062,880	30,156
NEC Corp.	9,743,604	29,999
Toyota Industries Corp.	614,676	29,239
Fujitsu Ltd.	6,692,358	29,110
Tokyo Electron Ltd.	616,005	29,085
Hankyu Hanshin Holdings Inc.	4,746,350	29,029
Sumitomo Chemical Co. Ltd.	5,722,055	28,935
Sysmex Corp.	540,925	28,567
Daito Trust Construction Co. Ltd.	278,101	28,256
Osaka Gas Co. Ltd.	7,450,189	28,247
T&D Holdings Inc.	2,363,467	27,917
Taisei Corp.	4,084,754	26,629
Yamato Holdings Co. Ltd.	1,384,003	26,498
Bank of Yokohama Ltd.	4,322,428	26,272
Mitsubishi Chemical Holdings Corp.	4,979,401	26,000

Vanguard Developed Markets Index Fund

Ricoh Co. Ltd.	2,548,960	25,726
TDK Corp.	450,305	25,468
JFE Holdings Inc.	1,933,650	25,396
Chugai Pharmaceutical Co. Ltd.	821,427	25,229
Makita Corp.	459,391	24,436
Kintetsu Group Holdings Co. Ltd.	6,792,553	24,398
Tohoku Electric Power Co. Inc.	1,798,384	24,371
NTT Data Corp.	475,830	23,990
Aisin Seiki Co. Ltd.	712,791	23,916
Unicharm Corp.	1,288,821	22,827
Omron Corp.	751,827	22,632
Dai Nippon Printing Co. Ltd.	2,317,230	22,390
Obayashi Corp.	2,550,891	21,765
Isuzu Motors Ltd.	2,163,139	21,722
Nitori Holdings Co. Ltd.	276,937	21,685
Yamaha Motor Co. Ltd.	1,049,114	21,106
Asahi Glass Co. Ltd.	3,611,137	21,101
Odakyu Electric Railway Co. Ltd.	2,304,676	20,755
Electric Power Development Co. Ltd.	674,666	20,590
Isetan Mitsukoshi Holdings Ltd.	1,365,212	20,484
Shizuoka Bank Ltd.	2,025,363	20,326
Santen Pharmaceutical Co. Ltd.	1,505,520	20,213
Sumitomo Metal Mining Co. Ltd.	1,775,199	20,166
LIXIL Group Corp.	978,450	19,914
NGK Insulators Ltd.	1,018,998	19,499
Yakult Honsha Co. Ltd.	385,633	19,209
* Kyushu Electric Power Co. Inc.	1,748,217	19,074
Alps Electric Co. Ltd.	669,298	18,901
Kawasaki Heavy Industries Ltd.	5,436,877	18,770
Yahoo Japan Corp.	4,922,654	18,741
Suntory Beverage & Food Ltd.	477,544	18,347
Shimizu Corp.	2,135,999	18,340
Kikkoman Corp.	665,340	18,326
Chiba Bank Ltd.	2,578,674	18,311
Lawson Inc.	246,593	18,194
Toyota Tsusho Corp.	849,497	17,906
Mitsubishi Motors Corp.	2,329,457	17,816
Konica Minolta Inc.	1,652,340	17,407
Ryohin Keikaku Co. Ltd.	84,277	17,160
Bandai Namco Holdings Inc.	734,810	17,054
NSK Ltd.	1,753,459	16,996
TOTO Ltd.	541,125	16,863
Kajima Corp.	3,170,117	16,823
NGK Spark Plug Co. Ltd.	732,637	16,818
Don Quijote Holdings Co. Ltd.	439,518	16,559
Tobu Railway Co. Ltd.	3,795,988	16,306
^ Nikon Corp.	1,324,315	16,015
Asics Corp.	665,196	15,854
Chugoku Electric Power Co. Inc.	1,145,834	15,793
^ Casio Computer Co. Ltd.	866,246	15,767
Toppan Printing Co. Ltd.	1,951,927	15,724
Fukuoka Financial Group Inc.	3,234,783	15,407
Keio Corp.	2,158,677	15,347
Koito Manufacturing Co. Ltd.	469,505	15,342
Aozora Bank Ltd.	4,399,328	15,258
J Front Retailing Co. Ltd.	935,038	15,146
Kuraray Co. Ltd.	1,204,029	15,006

Vanguard Developed Markets Index Fund

Mitsubishi Tanabe Pharma Corp.	847,291	14,953
NH Foods Ltd.	732,245	14,943
Rohm Co. Ltd.	334,750	14,886
Keikyu Corp.	1,864,268	14,839
Seiko Epson Corp.	1,048,156	14,827
Seibu Holdings Inc.	729,950	14,793
Shimadzu Corp.	1,020,139	14,728
Sekisui Chemical Co. Ltd.	1,395,933	14,693
Nomura Research Institute Ltd.	379,311	14,561
Nisshin Seifun Group Inc.	998,963	14,526
Kyowa Hakko Kirin Co. Ltd.	973,599	14,514
IHI Corp.	5,636,533	14,484
Mitsubishi Materials Corp.	4,726,736	14,362
Yamaha Corp.	644,636	14,278
Oji Holdings Corp.	3,314,002	14,224
Nippon Yusen KK	6,060,997	14,046
Bank of Kyoto Ltd.	1,380,740	14,043
Daicel Corp.	1,142,245	14,022
USS Co. Ltd.	828,090	13,773
Nippon Express Co. Ltd.	2,856,836	13,651
Trend Micro Inc.	384,764	13,591
Taiheiyo Cement Corp.	4,530,210	13,574
M3 Inc.	682,609	13,565
Nagoya Railroad Co. Ltd.	3,429,821	13,479
Joyo Bank Ltd.	2,558,454	13,478
Hirose Electric Co. Ltd.	123,700	13,466
Minebea Co. Ltd.	1,243,318	13,198
Toyo Suisan Kaisha Ltd.	340,002	12,890
Keihan Electric Railway Co. Ltd.	1,923,734	12,831
Nissin Foods Holdings Co. Ltd.	278,638	12,818
Hiroshima Bank Ltd.	2,185,451	12,630
Suruga Bank Ltd.	665,898	12,391
Kaken Pharmaceutical Co. Ltd.	133,211	12,364
ANA Holdings Inc.	4,413,353	12,364
Kobe Steel Ltd.	11,189,578	12,133
Hulic Co. Ltd.	1,336,937	12,094
Tokyu Fudosan Holdings Corp.	1,808,677	12,034
Alfresa Holdings Corp.	699,275	11,942
Shinsei Bank Ltd.	5,794,114	11,911
JTEKT Corp.	846,329	11,849
Haseko Corp.	1,044,872	11,837
Iyo Bank Ltd.	1,027,741	11,815
Nissan Chemical Industries Ltd.	535,173	11,768
Nippon Paint Holdings Co. Ltd.	671,801	11,750
Japan Airlines Co. Ltd.	332,017	11,748
Tosoh Corp.	2,426,791	11,679
Keisei Electric Railway Co. Ltd.	1,063,023	11,661
Sohgo Security Services Co. Ltd.	253,813	11,591
Obic Co. Ltd.	253,013	11,574
Hokuhoku Financial Group Inc.	5,042,033	11,545
Hamamatsu Photonics KK	504,015	11,406
Tsuruha Holdings Inc.	132,325	11,404
Toho Gas Co. Ltd.	1,925,875	11,356
Stanley Electric Co. Ltd.	565,652	11,286
Shimamura Co. Ltd.	102,465	11,037
Credit Saison Co. Ltd.	604,673	10,985
Hachijuni Bank Ltd.	1,542,734	10,951

Vanguard Developed Markets Index Fund

TonenGeneral Sekiyu KK	1,129,362	10,945
Teijin Ltd.	3,597,876	10,929
Mitsui Chemicals Inc.	3,406,760	10,919
JGC Corp.	815,596	10,821
Rinnai Corp.	140,764	10,740
Brother Industries Ltd.	889,835	10,726
Seven Bank Ltd.	2,473,402	10,705
Sony Financial Holdings Inc.	649,927	10,667
Gunma Bank Ltd.	1,658,693	10,616
Marui Group Co. Ltd.	879,539	10,609
Suzuken Co. Ltd.	315,206	10,511
Amada Holdings Co. Ltd.	1,378,241	10,508
JSR Corp.	722,659	10,417
Hoshizaki Electric Co. Ltd.	148,327	10,397
^ Yamaguchi Financial Group Inc.	847,252	10,386
MISUMI Group Inc.	1,004,943	10,371
Yamada Denki Co. Ltd.	2,570,754	10,364
FamilyMart Co. Ltd.	227,257	10,361
Nankai Electric Railway Co. Ltd.	2,028,069	10,353
Kansai Paint Co. Ltd.	756,956	10,295
Hino Motors Ltd.	1,007,951	10,272
Mitsui OSK Lines Ltd.	4,229,892	10,160
Taisho Pharmaceutical Holdings Co. Ltd.	175,992	10,118
Yaskawa Electric Corp.	988,441	10,087
Kose Corp.	108,822	9,932
Toho Co. Ltd.	434,985	9,915
Chugoku Bank Ltd.	663,022	9,840
Yokogawa Electric Corp.	920,406	9,634
MediPal Holdings Corp.	606,489	9,623
Toyo Seikan Group Holdings Ltd.	604,335	9,619
Shikoku Electric Power Co. Inc.	579,247	9,446
Hokuriku Electric Power Co.	700,733	9,425
Pigeon Corp.	403,203	9,421
Otsuka Corp.	191,556	9,333
Sumitomo Rubber Industries Ltd.	670,679	9,310
Hisamitsu Pharmaceutical Co. Inc.	278,041	9,297
Iida Group Holdings Co. Ltd.	593,350	9,283
Tokyo Tatemono Co. Ltd.	778,476	9,282
NOK Corp.	424,403	9,182
Takashimaya Co. Ltd.	1,133,349	9,157
Kurita Water Industries Ltd.	429,602	9,121
Miraca Holdings Inc.	214,190	9,083
^ Japan Airport Terminal Co. Ltd.	209,620	9,060
Sotetsu Holdings Inc.	1,656,352	9,060
^ Daihatsu Motor Co. Ltd.	783,019	9,058
Calbee Inc.	279,546	9,046
Nomura Real Estate Holdings Inc.	448,748	9,022
Kobayashi Pharmaceutical Co. Ltd.	118,771	8,958
Ezaki Glico Co. Ltd.	193,369	8,937
Kaneka Corp.	1,209,336	8,906
Sojitz Corp.	4,684,529	8,727
Mabuchi Motor Co. Ltd.	199,741	8,673
Air Water Inc.	572,949	8,606
^ Lion Corp.	974,270	8,564
Hitachi Metals Ltd.	735,741	8,544
Kewpie Corp.	426,313	8,479
SBI Holdings Inc.	749,389	8,467

Vanguard Developed Markets Index Fund

Hakuhodo DY Holdings Inc.	892,204	8,459
Kakaku.com Inc.	519,362	8,435
Sumitomo Heavy Industries Ltd.	2,116,358	8,386
Yamazaki Baking Co. Ltd.	543,821	8,380
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,888,219	8,318
Zenkoku Hosho Co. Ltd.	250,029	8,299
Nabtesco Corp.	453,328	8,282
Nippon Shokubai Co. Ltd.	121,691	8,275
Citizen Holdings Co. Ltd.	1,167,325	8,068
Toyo Tire & Rubber Co. Ltd.	372,700	8,067
NTN Corp.	1,948,557	8,039
AEON Financial Service Co. Ltd.	403,797	7,990
Temp Holdings Co. Ltd.	174,823	7,989
Konami Corp.	363,828	7,863
Fuji Electric Co. Ltd.	2,150,435	7,799
77 Bank Ltd.	1,343,965	7,634
*,^ Acom Co. Ltd.	1,480,248	7,574
Kawasaki Kisen Kaisha Ltd.	3,408,981	7,495
Nippon Electric Glass Co. Ltd.	1,532,400	7,402
^ DeNA Co. Ltd.	398,665	7,399
Nishi-Nippon City Bank Ltd.	2,689,344	7,390
Square Enix Holdings Co. Ltd.	296,466	7,353
Park24 Co. Ltd.	381,545	7,161
Sankyo Co. Ltd.	199,308	7,091
Benesse Holdings Inc.	265,116	7,088
Sawai Pharmaceutical Co. Ltd.	120,907	7,035
Yokohama Rubber Co. Ltd.	395,866	6,982
CyberAgent Inc.	178,249	6,973
Nippon Shinyaku Co. Ltd.	191,634	6,913
Nishi-Nippon Railroad Co. Ltd.	1,411,654	6,912
Nippon Kayaku Co. Ltd.	662,139	6,894
DIC Corp.	3,063,874	6,873
*,^ Sharp Corp.	5,969,168	6,846
Aeon Mall Co. Ltd.	445,594	6,845
Ube Industries Ltd.	3,918,060	6,829
THK Co. Ltd.	428,584	6,827
Azbil Corp.	265,801	6,728
Sega Sammy Holdings Inc.	689,165	6,725
Mitsubishi Gas Chemical Co. Inc.	1,455,796	6,720
Sundrug Co. Ltd.	127,645	6,720
Denki Kagaku Kogyo KK	1,694,641	6,687
NHK Spring Co. Ltd.	688,079	6,672
Disco Corp.	94,843	6,670
Kamigumi Co. Ltd.	812,285	6,656
Ebara Corp.	1,786,636	6,600
Nexon Co. Ltd.	492,937	6,590
Asahi Intecc Co. Ltd.	182,691	6,585
Matsumotokiyoshi Holdings Co. Ltd.	147,133	6,528
Aoyama Trading Co. Ltd.	184,509	6,508
Dowa Holdings Co. Ltd.	852,751	6,462
* Hokkaido Electric Power Co. Inc.	661,292	6,417
Mitsubishi Logistics Corp.	548,330	6,358
Nisshinbo Holdings Inc.	563,671	6,357
Kinden Corp.	487,504	6,183
Sumco Corp.	686,070	6,153
Resorttrust Inc.	244,688	6,087
H2O Retailing Corp.	321,487	6,082

Vanguard Developed Markets Index Fund

^ Sanrio Co. Ltd.	222,166	6,069
Start Today Co. Ltd.	183,219	6,065
Sugi Holdings Co. Ltd.	135,011	6,060
SCSK Corp.	159,228	5,978
^ Sumitomo Dainippon Pharma Co. Ltd.	596,588	5,964
Izumi Co. Ltd.	147,093	5,954
Hikari Tsushin Inc.	83,803	5,866
Showa Denko KK	5,343,080	5,864
Seino Holdings Co. Ltd.	557,596	5,817
Juroku Bank Ltd.	1,328,158	5,817
Idemitsu Kosan Co. Ltd.	374,877	5,743
San-In Godo Bank Ltd.	577,486	5,653
Daishi Bank Ltd.	1,200,447	5,647
Showa Shell Sekiyu KK	712,286	5,615
Wacoal Holdings Corp.	468,229	5,602
Maruichi Steel Tube Ltd.	247,391	5,600
^ Higo Bank Ltd.	767,503	5,572
Rohto Pharmaceutical Co. Ltd.	361,391	5,547
Sumitomo Forestry Co. Ltd.	491,891	5,510
Tsumura & Co.	252,675	5,494
GS Yuasa Corp.	1,440,873	5,439
Taiyo Yuden Co. Ltd.	414,021	5,410
Toyoda Gosei Co. Ltd.	274,697	5,399
Nippon Paper Industries Co. Ltd.	352,293	5,378
Nichirei Corp.	855,522	5,359
Nifco Inc.	156,730	5,356
Ushio Inc.	445,433	5,351
Hitachi Chemical Co. Ltd.	385,424	5,318
OSG Corp.	280,578	5,312
Sanwa Holdings Corp.	769,233	5,295
Oracle Corp. Japan	124,195	5,245
Hitachi Construction Machinery Co. Ltd.	390,148	5,229
^ Topcon Corp.	398,242	5,214
Ibiden Co. Ltd.	397,757	5,207
Hitachi High-Technologies Corp.	239,885	5,194
TS Tech Co. Ltd.	189,678	5,173
Tokai Tokyo Financial Holdings Inc.	859,035	5,116
UNY Group Holdings Co. Ltd.	807,430	5,080
Taiyo Nippon Sanso Corp.	534,607	5,079
Century Tokyo Leasing Corp.	174,574	5,054
COMSYS Holdings Corp.	423,660	5,053
Kagoshima Bank Ltd.	628,304	5,020
Glory Ltd.	211,312	4,994
DMG Mori Co. Ltd.	391,988	4,990
Fujikura Ltd.	1,203,859	4,977
Sumitomo Osaka Cement Co. Ltd.	1,401,344	4,976
Sapporo Holdings Ltd.	1,274,495	4,974
ABC-Mart Inc.	87,872	4,912
MonotaRO Co. Ltd.	213,517	4,891
Nagase & Co. Ltd.	419,431	4,884
Shiga Bank Ltd.	959,393	4,871
^ Bic Camera Inc.	558,343	4,857
Awa Bank Ltd.	839,045	4,837
Tadano Ltd.	426,428	4,733
Nihon Kohden Corp.	285,261	4,729
Keiyo Bank Ltd.	887,367	4,720
K's Holdings Corp.	148,895	4,673

Vanguard Developed Markets Index Fund

	Coca-Cola West Co. Ltd.	239,683	4,673
	Nipro Corp.	454,409	4,669
	House Foods Group Inc.	275,577	4,661
	Skylark Co. Ltd.	352,900	4,596
^	Advantest Corp.	633,283	4,553
	Autobacs Seven Co. Ltd.	273,554	4,542
^	Kagome Co. Ltd.	282,633	4,535
	Jafco Co. Ltd.	114,470	4,523
	Toyobo Co. Ltd.	3,311,368	4,497
	Hyakugo Bank Ltd.	921,585	4,444
	Chiyoda Corp.	649,539	4,439
	Ito En Ltd.	211,560	4,427
	Zeon Corp.	559,501	4,418
	Coca-Cola East Japan Co. Ltd.	272,778	4,407
	Senshu Ikeda Holdings Inc.	1,008,290	4,377
	Pola Orbis Holdings Inc.	70,270	4,370
	HIS Co. Ltd.	133,471	4,364
	Calsonic Kansei Corp.	579,586	4,352
	Musashino Bank Ltd.	120,380	4,349
	Hokkoku Bank Ltd.	1,058,399	4,294
	Japan Steel Works Ltd.	1,341,638	4,251
	Daido Steel Co. Ltd.	1,321,801	4,190
	Okasan Securities Group Inc.	689,284	4,161
	North Pacific Bank Ltd.	1,043,517	4,137
	Furukawa Electric Co. Ltd.	2,549,504	4,014
	Takara Holdings Inc.	662,413	3,982
	Shimachu Co. Ltd.	181,278	3,972
	Mitsui Engineering & Shipbuilding Co. Ltd.	2,751,451	3,970
	Hitachi Capital Corp.	161,796	3,949
*,^ Aiful Corp.		1,061,661	3,941
	Lintec Corp.	186,147	3,917
	Toyota Boshoku Corp.	230,188	3,908
^	Cosmos Pharmaceutical Corp.	32,807	3,860
*,^ Japan Display Inc.		1,327,297	3,823
	Toda Corp.	861,647	3,817
	Japan Aviation Electronics Industry Ltd.	253,508	3,808
	Maeda Road Construction Co. Ltd.	216,614	3,802
	Tokai Rika Co. Ltd.	184,092	3,801
	Capcom Co. Ltd.	188,184	3,711
	NTT Urban Development Corp.	402,131	3,705
	Itochu Techno-Solutions Corp.	173,009	3,690
	Mitsui Mining & Smelting Co. Ltd.	2,044,975	3,675
	SCREEN Holdings Co. Ltd.	745,335	3,645
	Welcia Holdings Co. Ltd.	74,720	3,623
	Shochiku Co. Ltd.	425,502	3,581
	Hyakujushi Bank Ltd.	980,958	3,539
	OKUMA Corp.	563,525	3,524
	Matsui Securities Co. Ltd.	392,552	3,404
	Heiwa Corp.	195,936	3,360
*	Cosmo Oil Co. Ltd.	2,436,345	3,315
	Nippo Corp.	191,884	3,270
	FP Corp.	86,762	3,216
	Yamato Kogyo Co. Ltd.	157,831	3,164
	Nisshin Steel Co. Ltd.	345,191	3,093
	Japan Petroleum Exploration Co. Ltd.	115,481	3,051
	Rengo Co. Ltd.	778,014	3,007
	Nissan Shatai Co. Ltd.	271,165	3,000

Vanguard Developed Markets Index Fund

*	Laox Co. Ltd.	963,000	2,876
	Canon Marketing Japan Inc.	193,242	2,859
	Mochida Pharmaceutical Co. Ltd.	49,008	2,839
^	Fukuyama Transporting Co. Ltd.	521,928	2,819
^	COLOPL Inc.	171,685	2,761
	Kissei Pharmaceutical Co. Ltd.	120,489	2,749
	Onward Holdings Co. Ltd.	464,049	2,744
	KYORIN Holdings Inc.	171,789	2,629
	Hitachi Transport System Ltd.	158,636	2,616
	Kandenko Co. Ltd.	391,711	2,532
	Anritsu Corp.	410,070	2,494
	Nanto Bank Ltd.	787,356	2,489
	SKY Perfect JSAT Holdings Inc.	528,567	2,485
	NS Solutions Corp.	57,852	2,445
*	Orient Corp.	1,414,730	2,399
	Exedy Corp.	107,843	2,393
	Komeri Co. Ltd.	104,248	2,257
	Asatsu-DK Inc.	92,240	2,075
	Nippon Television Holdings Inc.	124,571	2,013
	Daikyo Inc.	1,074,579	1,821
	Toppan Forms Co. Ltd.	150,291	1,785
	PanaHome Corp.	269,368	1,752
	Tokyo Broadcasting System Holdings Inc.	130,482	1,752
	Gree Inc.	336,553	1,507
	KYB Co. Ltd.	558,218	1,476
	Toshiba TEC Corp.	456,252	1,455
	Sumitomo Real Estate Sales Co. Ltd.	53,932	1,380
	Fuji Media Holdings Inc.	113,526	1,323
	TV Asahi Holdings Corp.	81,230	1,242
	Mitsubishi Shokuhin Co. Ltd.	52,700	1,203
	Shinko Electric Industries Co. Ltd.	196,569	1,108
*,^ Takata Corp.		95,738	1,052
*,^ Aplus Financial Co. Ltd.		291,100	269
			10,932,420
Netherlands (2.7%)
	Unilever NV	5,847,352	234,392
	ING Groep NV	14,509,645	205,567
	ASML Holding NV	1,222,117	107,428
	Unibail-Rodamco SE	370,021	95,904
	Koninklijke Philips NV	3,476,926	81,802
	Heineken NV	823,676	66,692
	Koninklijke Ahold NV	3,363,232	65,611
	Akzo Nobel NV	930,452	60,516
	RELX NV	3,535,819	57,765
	Koninklijke KPN NV	11,674,194	43,783
	Aegon NV	7,147,965	40,988
^	Wolters Kluwer NV	1,111,662	34,283
	Koninklijke DSM NV	656,642	30,305
	Heineken Holding NV	367,400	26,195
	Randstad Holding NV	411,222	24,579
*	Altice NV Class A	1,059,199	22,162
	NN Group NV	769,986	22,104
	ArcelorMittal	3,765,766	19,529
	TNT Express NV	1,759,964	13,431
	Boskalis Westminster	296,151	12,963
	Koninklijke Vopak NV	250,968	10,035

Vanguard Developed Markets Index Fund

*	OCI NV	310,122	7,955
*	Altice NV Class B	352,507	7,864
2	GrandVision NV	190,402	4,887
			1,296,740
New Zealand (0.2%)
	Spark New Zealand Ltd.	6,847,966	13,086
	Fletcher Building Ltd.	2,578,447	11,242
	Auckland International Airport Ltd.	3,366,069	10,537
	Fisher & Paykel Healthcare Corp. Ltd.	2,092,336	9,507
	Contact Energy Ltd.	2,733,419	8,674
	Ryman Healthcare Ltd.	1,542,613	7,226
	SKYCITY Entertainment Group Ltd.	2,193,304	5,254
	SKY Network Television Ltd.	1,442,951	4,300
	Mighty River Power Ltd.	2,612,621	4,209
	Kiwi Property Group Ltd.	4,682,199	3,860
*,^ Xero Ltd.		344,941	3,334
	Air New Zealand Ltd.	1,924,289	3,028
	Vector Ltd.	927,472	1,871
	Warehouse Group Ltd.	542,407	869
			86,997
Norway (0.6%)
	Statoil ASA	3,593,035	52,383
	DNB ASA	4,023,356	52,362
	Telenor ASA	2,606,043	48,698
	Yara International ASA	660,815	26,362
	Orkla ASA	2,935,488	21,709
	Norsk Hydro ASA	5,028,475	16,768
	Marine Harvest ASA	1,179,387	15,004
	Schibsted ASA Class A	304,062	10,310
*	Schibsted ASA Class B	314,700	9,970
	Gjensidige Forsikring ASA	647,929	8,724
*	Subsea 7 SA	1,023,766	7,706
*,^ Seadrill Ltd.		1,318,148	7,698
			277,694
Portugal (0.1%)
	EDP - Energias de Portugal SA	7,232,669	26,497
	Galp Energia SGPS SA	1,429,457	14,106
	Jeronimo Martins SGPS SA	923,230	12,460
*	Banco Comercial Portugues SA	152,324,019	7,444
	EDP Renovaveis SA	750,510	4,932
*	Banco Espirito Santo SA	10,412,510	84
			65,523
Singapore (1.2%)
	DBS Group Holdings Ltd.	6,690,818	76,371
	Oversea-Chinese Banking Corp. Ltd.	12,017,532	74,416
	Singapore Telecommunications Ltd.	27,483,677	69,564
	United Overseas Bank Ltd.	4,523,845	59,068
	Keppel Corp. Ltd.	5,363,719	25,652
	CapitaLand Ltd.	9,551,720	18,036
	Global Logistic Properties Ltd.	11,484,331	16,511
	Singapore Press Holdings Ltd.	6,003,686	16,205
	ComfortDelGro Corp. Ltd.	7,684,950	15,525
	Singapore Exchange Ltd.	3,104,245	15,357
	Wilmar International Ltd.	7,902,953	14,300
	Singapore Airlines Ltd.	1,896,643	14,278

Vanguard Developed Markets Index Fund

	CapitaLand Mall Trust	9,783,853	13,083
	Singapore Technologies Engineering Ltd.	5,841,189	12,255
	Ascendas REIT	7,411,576	12,210
	City Developments Ltd.	2,227,238	12,068
	Genting Singapore plc	22,848,704	11,671
	Hutchison Port Holdings Trust	19,022,889	10,474
	Suntec REIT	9,081,778	9,593
	Sembcorp Industries Ltd.	3,345,518	8,165
	Jardine Cycle & Carriage Ltd.	413,373	7,854
	UOL Group Ltd.	1,756,995	7,439
	CapitaLand Commercial Trust Ltd.	7,501,734	7,083
	Singapore Post Ltd.	5,359,212	6,392
	Yangzijiang Shipbuilding Holdings Ltd.	7,764,128	6,208
	Golden Agri-Resources Ltd.	24,044,456	5,589
	Venture Corp. Ltd.	919,658	5,359
	StarHub Ltd.	2,175,169	5,296
^	Sembcorp Marine Ltd.	3,159,784	5,101
^	Noble Group Ltd.	16,696,163	4,885
^	Olam International Ltd.	1,819,927	2,591
^	SMRT Corp. Ltd.	2,608,171	2,395
*,^ Neptune Orient Lines Ltd.		3,356,599	2,280
	M1 Ltd.	1,113,840	2,210
^	SIA Engineering Co. Ltd.	836,077	2,165
	Yanlord Land Group Ltd.	2,458,836	1,757
	Wing Tai Holdings Ltd.	1,418,675	1,667
	Frasers Centrepoint Ltd.	1,405,739	1,467
^	COSCO Corp. Singapore Ltd.	3,606,369	950
	Indofood Agri Resources Ltd.	1,527,200	532
			584,022
South Korea (4.0%)
	Samsung Electronics Co. Ltd.	307,036	294,587
	Samsung Electronics Co. Ltd. GDR	191,944	90,776
	Hyundai Motor Co.	542,211	75,346
	SK Hynix Inc.	2,042,455	58,252
	Samsung Electronics Co. Ltd. Preference Shares	73,471	57,033
	Shinhan Financial Group Co. Ltd.	1,393,712	48,741
	Hyundai Mobis Co. Ltd.	246,594	48,250
	Kia Motors Corp.	968,425	43,900
	NAVER Corp.	100,398	43,516
	LG Chem Ltd.	163,880	39,724
	KT&G Corp.	414,663	39,047
	Amorepacific Corp.	118,206	38,520
	POSCO	254,350	35,964
	Korea Electric Power Corp.	869,827	35,862
	Samsung Fire & Marine Insurance Co. Ltd.	145,556	34,372
	KB Financial Group Inc.	1,145,783	34,058
*	Samsung C&T Corp.	261,318	32,502
	SK Holdings Co. Ltd.	133,400	27,536
	Samsung SDS Co. Ltd.	106,920	26,066
	Hana Financial Group Inc.	1,107,274	24,739
	Samsung Life Insurance Co. Ltd.	289,986	24,250
	LG Household & Health Care Ltd.	32,904	23,812
	SK Innovation Co. Ltd.	228,486	19,030
	Samsung SDI Co. Ltd.	205,945	18,947
	LG Corp.	336,151	17,307
	SK Telecom Co. Ltd. ADR	703,058	17,155

Vanguard Developed Markets Index Fund

	LG Display Co. Ltd.	844,479	16,122
	LG Electronics Inc.	403,161	15,574
	E-Mart Co. Ltd.	78,272	15,272
*,^ Celltrion Inc.		263,704	15,187
	AMOREPACIFIC Group	105,534	14,575
	Korea Zinc Co. Ltd.	37,025	14,560
	Kangwon Land Inc.	401,951	14,366
	Coway Co. Ltd.	200,047	14,156
^	Daum Kakao Corp.	127,462	13,579
^	Hyundai Heavy Industries Co. Ltd.	165,013	13,511
	Hyundai Motor Co. 2nd Preference Shares	135,556	13,068
	Hyundai Glovis Co. Ltd.	68,781	13,037
	Lotte Chemical Corp.	54,195	12,419
	Hyundai Steel Co.	283,107	12,340
	Orion Corp.	14,794	11,781
^	Hotel Shilla Co. Ltd.	119,888	11,685
	Industrial Bank of Korea	978,240	11,267
	Samsung Electro-Mechanics Co. Ltd.	204,188	11,129
	BNK Financial Group Inc.	957,390	11,101
	CJ Corp.	48,902	10,920
	Shinhan Financial Group Co. Ltd. ADR	311,008	10,823
	Korea Aerospace Industries Ltd.	186,225	10,727
	Hyundai Development Co-Engineering & Construction	228,467	10,550
	Lotte Shopping Co. Ltd.	39,798	9,619
	Dongbu Insurance Co. Ltd.	182,744	9,478
	Hankook Tire Co. Ltd.	279,796	9,367
	Hanssem Co. Ltd.	37,873	9,170
	KB Financial Group Inc. ADR	300,958	8,845
	Woori Bank	1,106,927	8,797
	CJ CheilJedang Corp.	27,285	8,792
	NCSoft Corp.	54,962	8,787
	Hyosung Corp.	87,116	8,322
	S-Oil Corp.	155,824	8,292
	Samsung Securities Co. Ltd.	213,443	8,238
	LG Uplus Corp.	800,715	8,196
	KEPCO Plant Service & Engineering Co. Ltd.	79,160	8,102
	Hyundai Motor Co. Preference Shares	83,653	7,823
	Hyundai Engineering & Construction Co. Ltd.	269,507	7,816
	GS Holdings Corp.	191,374	7,383
*,^ Hanmi Pharm Co. Ltd.		23,347	7,352
	Korea Investment Holdings Co. Ltd.	142,044	7,347
	KCC Corp.	20,524	7,170
	Daewoo Securities Co. Ltd.	688,066	6,971
^	Samsung Heavy Industries Co. Ltd.	655,129	6,832
	Hyundai Wia Corp.	59,618	6,515
	Hyundai Department Store Co. Ltd.	57,230	6,485
*	BGF retail Co. Ltd.	37,791	6,455
	S-1 Corp.	79,269	6,246
*	Amorepacific Corp. Preference Shares	39,193	6,177
	Yuhan Corp.	29,051	5,978
	Hanwha Corp.	180,885	5,958
	Daelim Industrial Co. Ltd.	101,335	5,770
	Hyundai Marine & Fire Insurance Co. Ltd.	226,079	5,768
	Lotte Confectionery Co. Ltd.	3,077	5,714
	Hanwha Chemical Corp.	302,235	5,542
*	KT Corp.	208,646	5,422
	Hanwha Life Insurance Co. Ltd.	763,610	5,262

Vanguard Developed Markets Index Fund

	Shinsegae Co. Ltd.	25,726	5,151
*,^ Hanmi Science Co. ltd		43,394	5,128
	DGB Financial Group Inc.	575,471	5,118
^	OCI Co. Ltd.	67,804	4,743
	Lotte Chilsung Beverage Co. Ltd.	2,268	4,616
	LG Chem Ltd. Preference Shares	28,538	4,595
*,^ CJ Korea Express Co. Ltd.		26,717	4,509
	SK Telecom Co. Ltd.	19,791	4,390
^	Hanon Systems Corp.	123,793	4,116
	Woori Investment & Securities Co. Ltd.	484,184	4,093
*,^ Daewoo Engineering & Construction Co. Ltd.		746,190	4,029
	Hyundai Securities Co. Ltd.	616,935	3,976
^	Hanwha Techwin Co. Ltd.	148,398	3,889
	Doosan Corp.	40,990	3,844
	Samsung Card Co. Ltd.	120,873	3,701
*	Cheil Worldwide Inc.	238,682	3,688
	NongShim Co. Ltd.	11,898	3,683
	Korea Electric Power Corp. ADR	177,871	3,645
*	Korean Air Lines Co. Ltd.	136,210	3,610
^	Dongsuh Cos. Inc.	115,120	3,573
*,^ GS Engineering & Construction Corp.		166,534	3,472
	Korea Gas Corp.	98,350	3,303
	SK Networks Co. Ltd.	566,048	3,299
*,^ NHN Entertainment Corp.		59,527	3,251
^	Paradise Co. Ltd.	169,575	3,228
	Doosan Heavy Industries & Construction Co. Ltd.	179,980	3,224
	KT Corp. ADR	237,080	3,099
^	LG Hausys Ltd.	22,227	3,022
	Kumho Petrochemical Co. Ltd.	65,929	2,967
	Daewoo International Corp.	167,076	2,939
^	Mando Corp.	24,331	2,823
*,^ Doosan Infracore Co. Ltd.		496,331	2,768
*,^ Samsung Engineering Co. Ltd.		102,356	2,647
*	LG Household & Health Care Ltd. Preference Shares	7,844	2,646
*,^ Hanjin Shipping Co. Ltd.		516,416	2,390
	SKC Co. Ltd.	72,332	2,336
	Samsung Fine Chemicals Co. Ltd.	66,077	2,249
	Mirae Asset Securities Co. Ltd.	93,579	2,215
^	Hyundai Mipo Dockyard Co. Ltd.	37,850	2,136
^	Hite Jinro Co. Ltd.	102,625	1,977
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	345,311	1,868
	LS Corp.	62,550	1,819
*,^ Hyundai Merchant Marine Co. Ltd.		313,295	1,634
*	Samsung Fire & Marine Insurance Co. Ltd. Prior Pfd.	9,751	1,374
	LG Electronics Inc. Preference Shares	60,516	1,166
^	KEPCO Engineering & Construction Co. Inc.	44,255	1,100
*	CJ CheilJedang Corp. Preference Shares	4,856	965
*	Mirae Asset Securities Co. Ltd. Rights Expire 11/05/2015	81,525	351
			1,947,397
Spain (3.1%)
	Banco Santander SA	53,572,826	284,870
	Banco Bilbao Vizcaya Argentaria SA	23,539,383	199,046
	Telefonica SA	15,911,322	193,037
	Iberdrola SA	21,202,404	141,277
	Industria de Diseno Textil SA	3,984,833	133,618
	Amadeus IT Holding SA	1,564,814	67,045

Vanguard Developed Markets Index Fund

*	Repsol SA	3,982,907	46,454
	CaixaBank SA	9,432,582	36,403
*	Ferrovial SA	1,516,904	36,285
	Red Electrica Corp. SA	407,514	33,838
*	Banco de Sabadell SA	17,332,184	31,901
*,2 Aena SA		241,956	26,764
	Grifols SA	625,734	25,872
	Endesa SA	1,195,294	25,207
	Abertis Infraestructuras SA	1,550,914	24,539
	Enagas SA	854,059	24,491
	Gas Natural SDG SA	1,156,711	22,570
	Bankia SA	17,356,243	22,526
	Banco Popular Espanol SA	5,907,602	21,581
	Bankinter SA	2,592,246	19,098
*	ACS Actividades de Construccion y Servicios SA	659,605	18,978
	Distribuidora Internacional de Alimentacion SA	2,363,493	14,308
	Grifols SA Preference Shares	435,909	13,354
	Mapfre SA	3,810,305	9,963
	Zardoya Otis SA	678,555	7,333
	Mediaset Espana Comunicacion SA	661,310	7,229
	Acciona SA	96,636	6,858
*,^ Acerinox SA		512,125	4,579
	Corp Financiera Alba SA	65,029	2,712
			1,501,736
Sweden (2.7%)
	Nordea Bank AB	11,936,118	133,166
	Hennes & Mauritz AB Class B	3,567,687	130,350
	Telefonaktiebolaget LM Ericsson Class B	11,200,875	109,876
	Swedbank AB Class A	3,923,660	86,793
*	Svenska Handelsbanken AB Class A	5,411,494	77,627
*	Assa Abloy AB Class B	3,526,347	63,248
	Svenska Cellulosa AB SCA Class B	2,181,039	61,030
	Skandinaviska Enskilda Banken AB Class A	5,462,847	58,426
	Investor AB Class B	1,699,677	58,403
*	Atlas Copco AB Class A	2,327,115	55,965
	Volvo AB Class B	5,803,550	55,593
	TeliaSonera AB	9,754,660	52,654
	Sandvik AB	4,054,269	34,536
*	Atlas Copco AB Class B	1,470,093	32,883
	Hexagon AB Class B	966,783	29,537
	SKF AB	1,562,561	28,717
	Skanska AB Class B	1,353,674	26,576
	Electrolux AB Class B	836,287	23,631
	Investment AB Kinnevik	768,058	21,955
	Swedish Match AB	720,917	21,792
	Alfa Laval AB	1,173,648	19,214
	Boliden AB	1,030,120	16,130
	Getinge AB	687,185	15,338
	Meda AB Class A	1,023,910	14,643
	Trelleborg AB Class B	909,647	14,411
	Securitas AB Class B	1,154,653	14,121
	Industrivarden AB Class A	730,578	13,855
	Tele2 AB	1,161,307	11,326
	Industrivarden AB	611,842	10,747
*	Lundin Petroleum AB	799,961	10,324
	Husqvarna AB	1,410,120	9,248

Vanguard Developed Markets Index Fund

Elekta AB Class B	1,065,204	7,091
Holmen AB	145,555	4,082
Melker Schorling AB	39,042	2,047
* Svenska Handelsbanken AB Class B	99,278	1,420
		1,326,755
Switzerland (8.8%)
Nestle SA	11,770,119	885,180
Novartis AG	8,013,223	736,510
Roche Holding AG	2,690,898	714,357
UBS Group AG	13,199,149	244,028
Cie Financiere Richemont SA	1,918,622	149,290
ABB Ltd.	8,344,001	147,635
Credit Suisse Group AG	6,134,920	147,464
Zurich Insurance Group AG	560,019	137,488
Syngenta AG	344,733	110,456
Swiss Re AG	1,285,344	110,279
Givaudan SA	34,710	56,479
Actelion Ltd.	370,095	47,038
LafargeHolcim Ltd. (Zurich Shares)	884,445	46,363
Adecco SA	605,555	44,348
Geberit AG	141,378	43,250
Swisscom AG	85,683	42,762
Swatch Group AG (Bearer)	113,609	42,134
Julius Baer Group Ltd.	819,250	37,204
SGS SA	19,209	33,566
* LafargeHolcim Ltd. (Paris Shares)	635,227	33,091
Swiss Life Holding AG	121,508	27,104
Chocoladefabriken Lindt & Spruengli AG Registered Shares	382	27,098
Lonza Group AG	195,748	25,685
Sonova Holding AG	194,260	25,014
Sika AG	7,906	24,387
Kuehne & Nagel International AG	189,404	24,355
Schindler Holding AG	166,356	23,896
Galenica AG	18,537	23,619
Partners Group Holding AG	67,942	23,028
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	3,604	21,131
* Dufry AG	179,035	20,964
Baloise Holding AG	176,255	20,199
Swiss Prime Site AG	238,513	17,427
Clariant AG	1,012,981	17,061
^ Transocean Ltd.	1,309,874	16,897
Roche Holding AG (Bearer)	51,127	13,477
Swatch Group AG (Registered)	179,718	12,965
PSP Swiss Property AG	149,464	12,288
Aryzta AG	286,703	12,151
Schindler Holding AG (Registered)	78,451	11,506
EMS-Chemie Holding AG	27,111	11,153
Helvetia Holding AG	22,542	11,058
GAM Holding AG	591,341	10,408
^ Sulzer AG	88,398	8,662
Barry Callebaut AG	7,211	7,852
Pargesa Holding SA	107,257	6,294
DKSH Holding AG	98,849	6,271
Banque Cantonale Vaudoise	10,489	6,192
Aryzta AG (Ireland Shares)	26,749	1,145
		4,278,209

Vanguard Developed Markets Index Fund

United Kingdom (19.2%)
HSBC Holdings plc	73,326,794	553,163
British American Tobacco plc	7,004,000	386,455
GlaxoSmithKline plc	18,268,161	350,641
BP plc	68,528,571	347,675
Royal Dutch Shell plc Class A	14,635,655	345,509
Vodafone Group plc	99,824,780	314,859
AstraZeneca plc	4,741,900	300,728
Lloyds Banking Group plc	229,750,682	261,565
Diageo plc	9,464,369	254,281
Barclays plc	62,923,166	232,868
Reckitt Benckiser Group plc	2,388,538	216,609
Royal Dutch Shell plc Class B	9,122,527	215,707
Prudential plc	9,588,234	202,281
SABMiller plc	3,552,372	201,165
BT Group plc	31,448,039	200,155
National Grid plc	14,173,811	197,403
Imperial Tobacco Group plc	3,620,171	187,161
Unilever plc	4,533,425	184,648
BG Group plc	12,788,495	184,488
Rio Tinto plc	4,618,426	154,965
Shire plc	2,208,828	151,002
BHP Billiton plc	7,936,555	120,809
Aviva plc	15,199,599	103,960
WPP plc	4,870,149	101,393
Compass Group plc	6,191,031	98,890
Tesco plc	30,522,631	84,780
SSE plc	3,710,038	83,970
BAE Systems plc	11,884,934	80,564
Legal & General Group plc	22,312,446	80,455
ARM Holdings plc	5,307,903	76,261
Standard Chartered plc	7,843,794	76,124
RELX plc	4,204,096	72,107
Rolls-Royce Holdings plc	6,909,128	70,876
Associated British Foods plc	1,310,278	66,313
Centrica plc	18,983,750	65,951
Next plc	553,198	63,752
Glencore plc	44,991,341	62,452
Sky plc	3,943,154	62,385
Smith & Nephew plc	3,372,264	58,918
Experian plc	3,658,588	58,733
Wolseley plc	978,134	57,216
* Royal Bank of Scotland Group plc	11,860,548	56,588
Land Securities Group plc	2,958,229	56,396
Old Mutual plc	18,379,542	52,674
ITV plc	14,076,776	52,457
Pearson plc	3,057,400	52,261
British Land Co. plc	3,847,721	48,865
Whitbread plc	685,547	48,569
Kingfisher plc	8,764,365	47,611
Marks & Spencer Group plc	6,187,701	46,970
Capita plc	2,489,248	45,210
Standard Life plc	7,355,021	43,198
London Stock Exchange Group plc	1,173,270	43,006
CRH plc (Dublin Shares)	1,583,612	41,805
Anglo American plc (London Shares)	4,914,129	41,049
CRH plc	1,476,493	38,974

Vanguard Developed Markets Index Fund

Barratt Developments plc	3,741,551	36,548
Taylor Wimpey plc	12,150,977	36,001
United Utilities Group plc	2,564,209	35,940
Carnival plc	686,320	35,508
Persimmon plc	1,150,754	35,025
Burberry Group plc	1,666,750	34,550
* International Consolidated Airlines Group SA (London Shares)	3,828,369	34,199
Bunzl plc	1,248,922	33,514
InterContinental Hotels Group plc	889,525	30,817
Sage Group plc	4,049,127	30,634
Severn Trent plc	894,831	29,601
Direct Line Insurance Group plc	5,174,835	29,363
Mondi plc	1,380,694	28,939
Johnson Matthey plc	770,906	28,582
Hammerson plc	2,948,854	27,845
Travis Perkins plc	928,691	27,706
Ashtead Group plc	1,894,045	26,785
Provident Financial plc	550,078	26,168
GKN plc	6,436,301	26,144
3i Group plc	3,622,047	25,586
Inmarsat plc	1,685,944	25,081
DCC plc	331,721	25,067
St. James's Place plc	1,947,400	25,064
Dixons Carphone plc	3,742,296	24,052
Berkeley Group Holdings plc	473,762	23,982
RSA Insurance Group plc	3,821,520	23,298
Smiths Group plc	1,475,136	22,477
Intertek Group plc	604,633	22,313
easyJet plc	814,787	21,995
TUI AG	1,152,873	21,301
DS Smith plc	3,534,801	21,117
Meggitt plc	2,924,195	21,096
J Sainsbury plc	5,305,013	20,981
Rexam plc	2,635,014	20,921
Croda International plc	507,309	20,817
Informa plc	2,441,425	20,787
Derwent London plc	374,916	20,666
Randgold Resources Ltd.	349,485	20,594
WM Morrison Supermarkets plc	8,142,981	20,492
G4S plc	5,834,762	20,398
Royal Mail plc	2,891,137	20,089
Rightmove plc	343,318	18,988
Cobham plc	4,282,467	18,538
Pennon Group plc	1,546,013	18,185
Segro plc	2,790,521	18,156
Inchcape plc	1,659,503	18,083
Schroders plc	424,699	18,047
Capital & Counties Properties plc	2,733,639	17,981
William Hill plc	3,319,835	17,657
Intu Properties plc	3,522,220	17,580
Hikma Pharmaceuticals plc	507,366	17,527
Howden Joinery Group plc	2,321,461	17,131
Admiral Group plc	744,865	16,941
Aberdeen Asset Management plc	3,714,965	16,688
Amec Foster Wheeler plc	1,468,198	15,949
Coca-Cola HBC AG	742,097	15,709
Tate & Lyle plc	1,749,654	15,591

Vanguard Developed Markets Index Fund

Rentokil Initial plc	6,804,406	15,200
2	Merlin Entertainments plc	2,668,988	15,039
Hargreaves Lansdown plc	819,841	14,994
Melrose Industries plc	3,745,473	14,984
IMI plc	1,026,571	14,751
Investec plc	1,915,067	14,664
Weir Group plc	799,828	14,190
ICAP plc	2,017,614	13,974
*,2 Auto Trader Group plc	2,655,933	13,665
Babcock International Group plc	942,996	13,046
Aggreko plc	901,213	12,992
John Wood Group plc	1,375,857	12,826
Daily Mail & General Trust plc	994,798	11,350
Petrofac Ltd.	972,923	11,331
*	Sports Direct International plc	943,841	10,829
Antofagasta plc	1,334,576	10,109
^	TalkTalk Telecom Group plc	1,972,420	9,392
*	Tullow Oil plc	3,395,388	8,728
^	Polymetal International plc	963,491	8,292
Polyus Gold International Ltd.	2,502,470	7,291
Fresnillo plc	634,851	5,687
^	Ashmore Group plc	1,462,797	5,461
Drax Group plc	1,223,062	4,519
9,328,978
Total Common Stocks (Cost $49,446,372)	48,118,681
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
[3,4] Vanguard Market Liquidity Fund	0.189%	779,924,696	779,925

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.182%	11/25/15	10,000	9,998
[5,7] Federal Home Loan Bank Discount Notes	0.192%	11/27/15	1,000	1,000
[5,6] Federal Home Loan Bank Discount Notes	0.208%	12/9/15	20,000	19,993
[6,8] Freddie Mac Discount Notes	0.160%	11/13/15	5,000	4,999
6,7,
8 Freddie Mac Discount Notes	0.245%	1/5/16	20,000	19,993
55,983
Total Temporary Cash Investments (Cost $835,900)	835,908
Total Investments (100.9%) (Cost $50,282,272)	48,954,589
Other Assets and Liabilities-Net (-0.9%)[4]	(413,588)
Net Assets (100%)	48,541,001

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $457,908,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate value of these securities was $81,940,000, representing 0.2% of net assets.

Vanguard Developed Markets Index Fund

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $495,048,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $32,290,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $2,146,000 have been segregated as collateral for open forward currency contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	74,030	48,029,794	14,857
Temporary Cash Investments	779,925	55,983	—
Futures Contracts—Assets[1]	8,941	—	—

Vanguard Developed Markets Index Fund

Forward Currency Contracts—Assets	—	1,290	—
Forward Currency Contracts—Liabilities	—	(3,893)	—
Total	862,896	48,083,174	14,857
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2015	4,125	142,327	(3,508)
Topix Index	December 2015	943	111,138	(2,080)
FTSE 100 Index	December 2015	1,083	98,733	(336)

Vanguard Developed Markets Index Fund

S&P ASX 200 Index	December 2015	545	47,908	(141)
(6,065)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At September 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	12/23/15	EUR	120,216	USD	135,798	(1,261)
BNP Paribas	12/23/15	GPB	71,587	USD	109,879	(1,616)
Bank of America N.A	12/15/15	JPY	9,592,861	USD	80,218	(143)
BNP Paribas	12/15/15	JPY	5,461,774	USD	45,290	302
BNP Paribas	12/22/15	AUD	56,356	USD	39,929	(551)
BNP Paribas	12/23/15	EUR	22,874	USD	25,606	(7)
Citibank, N.A.	12/23/15	EUR	12,819	USD	14,328	18
UBS AG	12/15/15	JPY	1,542,500	USD	12,770	106
BNP Paribas	12/15/15	JPY	1,386,130	USD	11,609	(39)
Goldman Sachs International	12/23/15	GBP	6,122	USD	9,436	(178)
UBS AG	12/22/15	AUD	10,933	USD	7,627	12
Morgan Stanley Capital
Services LLC	12/22/15	AUD	8,875	USD	6,240	(39)
UBS AG	12/22/15	AUD	6,254	USD	4,405	(35)
BNP Paribas	12/15/15	USD	83,468	JPY	10,000,000	(6)
Bank of America N.A	12/15/15	USD	20,717	JPY	2,483,441	(13)
BNP Paribas	12/23/15	USD	20,019	EUR	17,685	228
BNP Paribas	12/23/15	USD	18,827	GBP	12,202	375
UBS AG	12/15/15	USD	16,251	JPY	1,946,350	4
BNP Paribas	12/22/15	USD	7,863	AUD	10,941	219
Morgan Stanley Capital
Services LLC	12/23/15	USD	7,710	EUR	6,865	26
BNP Paribas	12/22/15	USD	2,174	AUD	3,119	(5)
						(2,603)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At September 30, 2015, the cost of investment securities for tax purposes was $50,340,987,000. Net unrealized depreciation of investment securities for tax purposes was $1,386,398,000 consisting of unrealized gains of $5,259,142,000 on securities that had risen in value since their purchase and $6,645,540,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 18, 2015
VANGUARD TAX-MANAGED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.